UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

January 31, 2018

MCX-QTLY-0318
1.929302.106

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.1%
Adient PLC (a)	76,199	$4,937,695
Aptiv PLC	216,448	20,536,586
BorgWarner, Inc.	171,106	9,626,424
Delphi Technologies PLC	72,525	4,005,556
Gentex Corp.	229,376	5,431,624
Lear Corp.	54,864	10,596,433
The Goodyear Tire & Rubber Co.	199,826	6,957,941
Visteon Corp. (b)	24,936	3,243,675
		65,335,934
Automobiles - 0.2%
Harley-Davidson, Inc. (a)	136,678	6,623,416
Thor Industries, Inc.	39,948	5,459,294
		12,082,710
Distributors - 0.4%
Genuine Parts Co.	115,851	12,056,614
LKQ Corp. (b)	246,926	10,378,300
Pool Corp.	31,113	4,207,722
		26,642,636
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (b)	42,835	4,206,397
Graham Holdings Co.	3,554	2,112,675
H&R Block, Inc.	168,161	4,462,993
Service Corp. International	147,043	5,877,309
ServiceMaster Global Holdings, Inc. (b)	108,778	5,734,776
		22,394,150
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	194,854	8,926,262
Chipotle Mexican Grill, Inc. (a)(b)	20,357	6,611,139
Choice Hotels International, Inc.	26,658	2,189,955
Darden Restaurants, Inc.	100,864	9,667,814
Domino's Pizza, Inc.	35,071	7,605,146
Dunkin' Brands Group, Inc.	73,498	4,751,646
Extended Stay America, Inc. unit	152,568	3,086,451
Hilton Grand Vacations, Inc. (b)	56,131	2,524,211
Hilton Worldwide Holdings, Inc.	175,820	15,058,983
Hyatt Hotels Corp. Class A (b)	36,546	2,971,190
International Game Technology PLC	86,033	2,500,979
MGM Mirage, Inc.	404,411	14,740,781
Norwegian Cruise Line Holdings Ltd. (b)	148,984	9,049,288
Royal Caribbean Cruises Ltd.	138,962	18,558,375
Six Flags Entertainment Corp. (a)	52,706	3,560,817
U.S. Foods Holding Corp. (b)	166,503	5,349,741
Vail Resorts, Inc.	32,219	7,041,785
Wendy's Co.	147,294	2,383,217
Wyndham Worldwide Corp.	80,318	9,969,873
Wynn Resorts Ltd.	64,587	10,694,961
Yum China Holdings, Inc.	298,356	13,840,735
		161,083,349
Household Durables - 1.6%
CalAtlantic Group, Inc.	64,402	3,614,884
D.R. Horton, Inc.	275,987	13,537,162
Garmin Ltd. (a)	97,788	6,154,777
Leggett & Platt, Inc.	107,606	5,004,755
Lennar Corp.:
Class A	159,994	10,025,224
Class B	11,750	595,020
Mohawk Industries, Inc. (b)	50,024	14,059,745
Newell Brands, Inc.	391,847	10,360,435
NVR, Inc. (b)	2,676	8,504,783
PulteGroup, Inc.	220,535	7,019,629
Tempur Sealy International, Inc. (a)(b)	36,905	2,201,014
Toll Brothers, Inc.	120,186	5,598,264
Tupperware Brands Corp.	40,257	2,325,244
Whirlpool Corp.	56,727	10,291,412
		99,292,348
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	99,524	12,740,067
Liberty Expedia Holdings, Inc. (b)	44,522	2,087,637
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	63,527	3,743,646
Series A (b)	360,677	10,131,417
TripAdvisor, Inc. (a)(b)	86,249	2,990,253
Wayfair LLC Class A (a)(b)	30,589	2,814,494
		34,507,514
Leisure Products - 0.4%
Brunswick Corp.	71,007	4,457,819
Hasbro, Inc.	91,499	8,653,060
Mattel, Inc. (a)	278,402	4,409,888
Polaris Industries, Inc. (a)	47,665	5,386,622
		22,907,389
Media - 1.9%
AMC Networks, Inc. Class A (a)(b)	40,501	2,089,447
Cable One, Inc.	3,741	2,641,258
Cinemark Holdings, Inc. (a)	84,639	3,114,715
Discovery Communications, Inc.:
Class A (a)(b)	120,257	3,014,843
Class C (non-vtg.) (a)(b)	167,422	3,994,689
Interpublic Group of Companies, Inc.	314,877	6,892,658
John Wiley & Sons, Inc. Class A	36,053	2,285,760
Liberty Broadband Corp.:
Class A (b)	20,654	1,954,695
Class C (b)	84,052	8,031,169
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	152,738	5,756,695
Liberty Media Class A (a)(b)	18,698	667,145
Liberty SiriusXM Series A (b)	71,765	3,230,143
Liberty SiriusXM Series C (b)	145,006	6,497,719
Lions Gate Entertainment Corp.:
Class A (a)(b)	42,402	1,434,884
Class B (b)	82,722	2,647,104
Live Nation Entertainment, Inc. (b)	108,610	4,893,967
News Corp.:
Class A	307,059	5,253,779
Class B	100,043	1,745,750
Omnicom Group, Inc. (a)	186,847	14,321,823
Regal Entertainment Group Class A	92,139	2,108,140
Scripps Networks Interactive, Inc. Class A	69,624	6,126,216
Sirius XM Holdings, Inc. (a)	1,183,483	7,231,081
Tegna, Inc.	171,100	2,475,817
The Madison Square Garden Co. (b)	14,647	3,161,408
Tribune Media Co. Class A	63,257	2,694,116
Viacom, Inc.:
Class A (a)	8,981	349,810
Class B (non-vtg.)	282,237	9,432,361
		114,047,192
Multiline Retail - 1.1%
Dollar General Corp.	222,898	22,985,242
Dollar Tree, Inc. (b)	186,336	21,428,640
Kohl's Corp.	135,724	8,790,843
Macy's, Inc. (a)	248,278	6,442,814
Nordstrom, Inc. (a)	95,039	4,686,373
		64,333,912
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	57,771	6,758,629
AutoNation, Inc. (a)(b)	46,078	2,774,817
AutoZone, Inc. (b)	22,230	17,015,731
Bed Bath & Beyond, Inc.	109,328	2,523,290
Best Buy Co., Inc.	208,004	15,196,772
Burlington Stores, Inc. (b)	55,154	6,712,793
CarMax, Inc. (a)(b)	146,991	10,490,748
Dick's Sporting Goods, Inc.	65,741	2,068,212
Floor & Decor Holdings, Inc. Class A	17,363	814,325
Foot Locker, Inc.	100,563	4,942,671
GameStop Corp. Class A (a)	79,318	1,333,336
Gap, Inc.	192,915	6,412,495
L Brands, Inc. (a)	193,067	9,670,726
Michaels Companies, Inc. (a)(b)	88,426	2,376,007
Murphy U.S.A., Inc. (a)(b)	25,993	2,217,463
O'Reilly Automotive, Inc. (b)	67,606	17,894,632
Penske Automotive Group, Inc.	27,768	1,449,212
Ross Stores, Inc.	305,938	25,206,232
Sally Beauty Holdings, Inc. (a)(b)	101,034	1,678,175
Signet Jewelers Ltd.	48,083	2,543,591
Tiffany & Co., Inc.	86,810	9,258,287
Tractor Supply Co.	101,384	7,730,530
Ulta Beauty, Inc.	47,302	10,505,774
Urban Outfitters, Inc. (a)(b)	64,847	2,211,931
Williams-Sonoma, Inc. (a)	67,608	3,463,558
		173,249,937
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	37,855	4,553,957
Hanesbrands, Inc. (a)	294,410	6,394,585
lululemon athletica, Inc. (b)	77,370	6,051,108
Michael Kors Holdings Ltd. (b)	116,112	7,663,392
PVH Corp.	62,758	9,732,511
Ralph Lauren Corp.	44,956	5,138,920
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	106,229	4,375,573
Switch, Inc. Class A	28,447	461,410
Tapestry, Inc.	230,385	10,837,310
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	147,673	2,046,748
Class C (non-vtg.) (a)(b)	153,065	1,966,885
VF Corp.	263,232	21,358,644
		80,581,043

TOTAL CONSUMER DISCRETIONARY		876,458,114

CONSUMER STAPLES - 4.0%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	43,464	2,999,016
Class B (non-vtg.)	142,911	9,903,732
Dr. Pepper Snapple Group, Inc.	146,885	17,530,725
Molson Coors Brewing Co. Class B	139,105	11,687,602
		42,121,075
Food & Staples Retailing - 0.2%
Casey's General Stores, Inc.	30,463	3,689,374
Rite Aid Corp. (a)(b)	855,666	1,865,352
Sprouts Farmers Market LLC (b)	103,542	2,891,928
Welbilt, Inc. (b)	102,273	2,280,688
		10,727,342
Food Products - 2.3%
Blue Buffalo Pet Products, Inc. (a)(b)	74,474	2,530,627
Bunge Ltd.	112,753	8,955,971
Campbell Soup Co. (a)	143,992	6,702,828
ConAgra Foods, Inc.	313,037	11,895,406
Flowers Foods, Inc.	141,054	2,766,069
Hormel Foods Corp. (a)	216,595	7,435,706
Ingredion, Inc.	57,245	8,222,672
Kellogg Co. (a)	198,303	13,506,417
Lamb Weston Holdings, Inc.	117,546	6,888,196
McCormick & Co., Inc. (non-vtg.)	97,533	10,608,664
Pilgrim's Pride Corp. (a)(b)	42,237	1,172,921
Pinnacle Foods, Inc.	96,392	5,970,520
Post Holdings, Inc. (b)	51,780	3,918,193
Seaboard Corp.	206	893,216
The Hain Celestial Group, Inc. (a)(b)	81,048	3,091,171
The Hershey Co.	111,408	12,291,645
The J.M. Smucker Co.	88,454	11,223,928
TreeHouse Foods, Inc. (a)(b)	45,731	2,156,674
Tyson Foods, Inc. Class A	225,520	17,164,327
		137,395,151
Household Products - 0.5%
Church & Dwight Co., Inc.	200,381	9,788,612
Clorox Co.	104,647	14,827,433
Energizer Holdings, Inc. (a)	47,875	2,787,283
Spectrum Brands Holdings, Inc. (a)	19,239	2,279,052
		29,682,380
Personal Products - 0.3%
Coty, Inc. Class A (a)	375,422	7,362,025
Edgewell Personal Care Co. (a)(b)	45,627	2,576,100
Herbalife Ltd. (a)(b)	52,069	4,321,206
Nu Skin Enterprises, Inc. Class A	41,084	2,951,475
		17,210,806

TOTAL CONSUMER STAPLES		237,136,754

ENERGY - 5.6%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	342,256	11,003,530
Helmerich & Payne, Inc.	87,051	6,270,284
Nabors Industries Ltd.	256,823	2,013,492
National Oilwell Varco, Inc. (a)	306,500	11,242,420
Oceaneering International, Inc. (a)	76,680	1,585,742
Patterson-UTI Energy, Inc.	166,037	3,921,794
RPC, Inc. (a)	45,817	925,503
Transocean Ltd. (United States) (a)(b)	312,257	3,369,253
Weatherford International PLC (a)(b)	703,056	2,770,041
		43,102,059
Oil, Gas & Consumable Fuels - 4.9%
Andeavor	126,364	13,667,530
Antero Resources Corp. (a)(b)	184,905	3,592,704
Apache Corp.	309,306	13,878,560
Cabot Oil & Gas Corp.	373,110	9,831,449
Centennial Resource Development, Inc. Class A (a)(b)	104,320	2,129,171
Cheniere Energy, Inc. (b)	165,874	9,381,833
Chesapeake Energy Corp. (a)(b)	721,422	2,524,977
Cimarex Energy Co.	75,603	8,482,657
CNX Resources Corp. (b)	181,373	2,541,036
Concho Resources, Inc. (a)(b)	119,621	18,833,130
CONSOL Energy, Inc. (b)	22,504	729,805
Continental Resources, Inc. (a)(b)	69,499	3,859,279
Devon Energy Corp.	427,319	17,678,187
Diamondback Energy, Inc. (b)	78,805	9,890,028
Energen Corp. (b)	79,701	4,162,783
EQT Corp.	190,809	10,359,021
Extraction Oil & Gas, Inc. (a)(b)	96,047	1,354,263
Gulfport Energy Corp. (b)	127,008	1,291,671
Hess Corp. (a)	227,875	11,509,966
HollyFrontier Corp.	142,156	6,817,802
Kosmos Energy Ltd. (a)(b)	179,021	1,237,035
Laredo Petroleum, Inc. (a)(b)	129,328	1,258,361
Marathon Oil Corp.	690,219	12,555,084
Marathon Petroleum Corp.	392,356	27,178,500
Murphy Oil Corp. (a)	134,222	4,308,526
Newfield Exploration Co. (b)	162,515	5,145,225
Noble Energy, Inc.	388,076	11,844,080
ONEOK, Inc.	304,331	17,912,923
Parsley Energy, Inc. Class A (b)	190,948	4,506,373
PBF Energy, Inc. Class A (a)	87,123	2,816,687
QEP Resources, Inc. (b)	190,893	1,786,758
Range Resources Corp. (a)	181,991	2,593,372
RSP Permian, Inc. (b)	104,774	4,157,432
SM Energy Co.	88,202	2,059,517
Southwestern Energy Co. (b)	402,574	1,706,914
Targa Resources Corp.	171,008	8,208,384
The Williams Companies, Inc.	671,134	21,066,896
Whiting Petroleum Corp. (a)(b)	71,670	2,001,026
World Fuel Services Corp.	52,539	1,465,313
WPX Energy, Inc. (b)	323,596	4,766,569
		291,090,827

TOTAL ENERGY		334,192,886

FINANCIALS - 14.6%
Banks - 4.6%
Associated Banc-Corp.	125,405	3,103,774
Bank of Hawaii Corp.	35,495	2,969,867
Bank of the Ozarks, Inc. (a)	97,950	4,892,603
BankUnited, Inc.	82,678	3,393,105
BOK Financial Corp.	19,286	1,864,763
CIT Group, Inc.	106,192	5,382,872
Citizens Financial Group, Inc.	397,902	18,263,702
Comerica, Inc.	139,772	13,309,090
Commerce Bancshares, Inc.	77,052	4,508,313
Cullen/Frost Bankers, Inc.	45,648	4,857,404
East West Bancorp, Inc.	116,232	7,660,851
Fifth Third Bancorp	569,576	18,852,966
First Hawaiian, Inc.	41,214	1,191,085
First Horizon National Corp.	239,570	4,757,860
First Republic Bank	129,531	11,599,501
FNB Corp., Pennsylvania	262,508	3,766,990
Huntington Bancshares, Inc.	868,189	14,047,298
KeyCorp	864,650	18,503,510
M&T Bank Corp.	114,084	21,764,946
PacWest Bancorp	103,346	5,418,431
Peoples United Financial, Inc.	278,495	5,477,997
Pinnacle Financial Partners, Inc.	56,100	3,551,130
Popular, Inc.	79,991	3,250,834
Prosperity Bancshares, Inc.	54,237	4,111,165
Regions Financial Corp.	936,685	18,012,453
Signature Bank (b)	43,769	6,740,426
SunTrust Banks, Inc.	383,715	27,128,651
SVB Financial Group (b)	42,108	10,381,727
Synovus Financial Corp.	98,393	4,958,023
TCF Financial Corp.	129,102	2,769,238
Webster Financial Corp.	76,142	4,311,160
Western Alliance Bancorp. (b)	78,268	4,591,201
Zions Bancorporation	159,169	8,599,901
		273,992,837
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	44,570	8,897,509
Ameriprise Financial, Inc.	119,375	20,138,563
BGC Partners, Inc. Class A	185,133	2,649,253
CBOE Holdings, Inc.	88,738	11,925,500
E*TRADE Financial Corp. (b)	218,437	11,511,630
Eaton Vance Corp. (non-vtg.)	90,813	5,248,991
FactSet Research Systems, Inc. (a)	31,092	6,239,853
Federated Investors, Inc. Class B (non-vtg.)	75,626	2,622,710
Interactive Brokers Group, Inc.	56,129	3,591,695
Invesco Ltd.	323,393	11,684,189
Lazard Ltd. Class A	95,211	5,576,508
Legg Mason, Inc.	65,581	2,795,062
LPL Financial	71,694	4,277,264
MarketAxess Holdings, Inc.	29,717	5,830,773
Moody's Corp.	134,405	21,745,385
Morningstar, Inc.	14,767	1,419,404
MSCI, Inc.	71,793	9,995,739
Northern Trust Corp.	168,964	17,807,116
Raymond James Financial, Inc.	103,894	10,014,343
SEI Investments Co.	107,471	8,076,446
T. Rowe Price Group, Inc.	190,026	21,212,602
TD Ameritrade Holding Corp.	205,224	11,449,447
The NASDAQ OMX Group, Inc.	92,411	7,476,974
		212,186,956
Consumer Finance - 1.2%
Ally Financial, Inc.	357,137	10,631,968
Credit Acceptance Corp. (a)(b)	8,902	2,935,078
Discover Financial Services	293,801	23,445,320
Navient Corp.	207,940	2,963,145
OneMain Holdings, Inc. (b)	50,419	1,649,205
Santander Consumer U.S.A. Holdings, Inc.	117,589	2,028,410
SLM Corp. (b)	352,597	4,033,710
Synchrony Financial	635,525	25,217,632
		72,904,468
Diversified Financial Services - 0.2%
Leucadia National Corp.	262,238	7,098,783
Voya Financial, Inc.	145,947	7,576,109
		14,674,892
Insurance - 4.4%
Alleghany Corp. (b)	12,060	7,570,062
American Financial Group, Inc.	56,720	6,428,645
American National Insurance Co.	5,793	732,177
Arch Capital Group Ltd. (b)	98,767	8,981,871
Arthur J. Gallagher & Co.	142,942	9,765,797
Aspen Insurance Holdings Ltd.	47,323	1,767,514
Assurant, Inc.	43,738	4,001,152
Assured Guaranty Ltd.	92,125	3,278,729
Athene Holding Ltd. (b)	86,900	4,358,904
Axis Capital Holdings Ltd.	65,220	3,295,567
Brown & Brown, Inc.	94,637	4,966,550
Cincinnati Financial Corp.	124,689	9,588,584
CNA Financial Corp.	21,151	1,145,538
Erie Indemnity Co. Class A	20,168	2,395,152
Everest Re Group Ltd.	32,938	7,569,152
First American Financial Corp.	86,819	5,128,398
FNF Group	210,732	8,214,333
Hanover Insurance Group, Inc.	33,995	3,846,534
Hartford Financial Services Group, Inc.	286,619	16,841,732
Lincoln National Corp.	176,867	14,644,588
Loews Corp.	224,272	11,583,649
Markel Corp. (b)	11,011	12,637,215
Mercury General Corp.	21,406	1,047,824
Old Republic International Corp. (a)	198,321	4,261,918
Principal Financial Group, Inc.	215,284	14,553,198
ProAssurance Corp.	43,206	2,363,368
Progressive Corp.	467,638	25,299,216
Reinsurance Group of America, Inc.	51,793	8,113,373
RenaissanceRe Holdings Ltd.	32,663	4,152,774
Torchmark Corp.	92,826	8,433,242
Unum Group	181,841	9,672,123
Validus Holdings Ltd.	63,055	4,268,824
W.R. Berkley Corp.	77,069	5,624,496
White Mountains Insurance Group Ltd.	2,825	2,372,718
Willis Group Holdings PLC	102,183	16,397,306
XL Group Ltd.	204,470	7,532,675
		262,834,898
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	313,091	5,882,980
Annaly Capital Management, Inc.	926,630	9,766,680
Chimera Investment Corp.	153,516	2,608,237
MFA Financial, Inc.	324,401	2,322,711
New Residential Investment Corp.	268,510	4,642,538
Starwood Property Trust, Inc.	204,413	4,167,981
Two Harbors Investment Corp.	143,814	2,121,257
		31,512,384
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (a)	387,410	5,485,726
TFS Financial Corp.	40,439	591,218
		6,076,944

TOTAL FINANCIALS		874,183,379

HEALTH CARE - 9.7%
Biotechnology - 1.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	78,434	2,345,961
Agios Pharmaceuticals, Inc. (a)(b)	37,804	2,977,443
Alkermes PLC (a)(b)	123,778	7,076,388
Alnylam Pharmaceuticals, Inc. (b)	69,537	9,038,419
BioMarin Pharmaceutical, Inc. (b)	140,478	12,675,330
Bioverativ, Inc.	87,106	8,977,144
Exelixis, Inc. (b)	232,256	7,039,679
Incyte Corp. (b)	140,704	12,704,164
Intercept Pharmaceuticals, Inc. (a)(b)	14,073	873,933
Intrexon Corp. (a)(b)	47,345	615,485
Ionis Pharmaceuticals, Inc. (a)(b)	100,204	5,262,714
Juno Therapeutics, Inc. (b)	55,402	4,754,046
Neurocrine Biosciences, Inc. (a)(b)	70,881	6,058,199
Opko Health, Inc. (a)(b)	264,645	1,180,317
Seattle Genetics, Inc. (a)(b)	76,280	3,989,444
TESARO, Inc. (a)(b)	29,580	1,995,467
United Therapeutics Corp. (b)	34,959	4,509,711
		92,073,844
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (b)	33,014	7,758,290
Align Technology, Inc. (b)	64,183	16,815,946
Dentsply Sirona, Inc.	181,306	11,025,218
DexCom, Inc. (a)(b)	69,458	4,042,456
Edwards Lifesciences Corp. (b)	169,130	21,408,475
Hill-Rom Holdings, Inc.	52,455	4,475,985
Hologic, Inc. (b)	225,904	9,646,101
IDEXX Laboratories, Inc. (b)	70,680	13,219,987
ResMed, Inc.	112,490	11,337,867
Steris PLC	67,921	6,175,377
Teleflex, Inc.	36,461	10,127,043
The Cooper Companies, Inc.	38,953	9,530,631
Varian Medical Systems, Inc. (b)	74,489	9,497,348
West Pharmaceutical Services, Inc.	59,361	5,947,972
Zimmer Biomet Holdings, Inc.	163,433	20,775,603
		161,784,299
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(b)	64,598	2,201,500
AmerisourceBergen Corp.	128,799	12,837,396
Brookdale Senior Living, Inc. (b)	147,011	1,396,605
Cardinal Health, Inc.	256,214	18,393,603
Centene Corp. (b)	137,576	14,753,650
DaVita HealthCare Partners, Inc. (b)	123,194	9,614,060
Envision Healthcare Corp. (a)(b)	95,395	3,433,266
Henry Schein, Inc. (b)	127,469	9,646,854
Laboratory Corp. of America Holdings (b)	82,763	14,442,144
LifePoint Hospitals, Inc. (a)(b)	28,672	1,417,830
MEDNAX, Inc. (b)	72,680	3,838,231
Patterson Companies, Inc.	65,022	2,333,640
Premier, Inc. (a)(b)	44,308	1,437,795
Quest Diagnostics, Inc.	110,230	11,664,539
Universal Health Services, Inc. Class B	69,649	8,462,354
Wellcare Health Plans, Inc. (b)	35,811	7,533,918
		123,407,385
Health Care Technology - 0.4%
athenahealth, Inc. (a)(b)	32,005	4,010,547
Cerner Corp. (b)	232,749	16,089,938
Veeva Systems, Inc. Class A (b)	87,965	5,529,480
		25,629,965
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	260,703	19,143,421
Bio-Rad Laboratories, Inc. Class A (b)	17,004	4,396,044
Bio-Techne Corp.	29,926	4,198,319
Bruker Corp.	80,984	2,883,840
Charles River Laboratories International, Inc. (b)	38,155	4,023,063
Illumina, Inc. (b)	117,789	27,402,433
Mettler-Toledo International, Inc. (b)	20,446	13,806,366
PerkinElmer, Inc.	88,530	7,096,565
QIAGEN NV (b)	183,447	6,143,640
Quintiles Transnational Holdings, Inc. (b)	128,911	13,173,415
Waters Corp. (b)	61,624	13,286,751
		115,553,857
Pharmaceuticals - 1.1%
Akorn, Inc. (b)	71,399	2,300,476
Endo International PLC (b)	177,659	1,227,624
Mallinckrodt PLC (a)(b)	75,491	1,363,367
Mylan NV (b)	431,822	18,503,573
Perrigo Co. PLC	106,052	9,610,432
Zoetis, Inc. Class A	398,051	30,542,441
		63,547,913

TOTAL HEALTH CARE		581,997,263

INDUSTRIALS - 14.4%
Aerospace & Defense - 2.1%
Arconic, Inc.	343,138	10,314,728
BWX Technologies, Inc.	76,037	4,823,787
Harris Corp.	96,481	15,377,142
HEICO Corp. (a)	24,250	1,947,760
HEICO Corp. Class A	47,923	3,155,730
Hexcel Corp.	71,486	4,886,068
Huntington Ingalls Industries, Inc.	35,997	8,550,727
L3 Technologies, Inc.	63,029	13,391,141
Orbital ATK, Inc.	46,455	6,127,415
Rockwell Collins, Inc.	131,000	18,142,190
Spirit AeroSystems Holdings, Inc. Class A	93,132	9,532,992
Teledyne Technologies, Inc. (b)	28,416	5,425,183
Textron, Inc.	213,695	12,537,486
TransDigm Group, Inc. (a)	38,963	12,347,764
		126,560,113
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (a)	113,737	10,402,386
Expeditors International of Washington, Inc.	142,550	9,258,623
XPO Logistics, Inc. (a)(b)	95,909	9,057,646
		28,718,655
Airlines - 0.9%
Alaska Air Group, Inc.	97,747	6,424,910
American Airlines Group, Inc.	350,404	19,033,945
Copa Holdings SA Class A	24,737	3,421,869
JetBlue Airways Corp. (b)	260,587	5,435,845
Spirit Airlines, Inc. (a)(b)	55,248	2,327,046
United Continental Holdings, Inc. (b)	217,826	14,772,959
		51,416,574
Building Products - 0.9%
A.O. Smith Corp.	116,953	7,810,121
Allegion PLC	76,907	6,622,462
Armstrong World Industries, Inc. (b)	35,124	2,202,275
Fortune Brands Home & Security, Inc.	122,934	8,719,709
Lennox International, Inc.	31,073	6,771,117
Masco Corp.	254,097	11,347,972
Owens Corning	89,902	8,358,189
USG Corp. (a)(b)	67,874	2,624,009
		54,455,854
Commercial Services & Supplies - 0.8%
Cintas Corp.	69,417	11,693,294
Clean Harbors, Inc. (b)	41,666	2,305,796
Copart, Inc. (b)	160,702	7,082,137
KAR Auction Services, Inc.	110,516	6,027,543
Pitney Bowes, Inc.	148,398	2,093,896
Republic Services, Inc.	186,503	12,831,406
Rollins, Inc.	77,435	3,820,643
Stericycle, Inc. (b)	67,607	5,094,864
		50,949,579
Construction & Engineering - 0.4%
AECOM (b)	124,498	4,869,117
Fluor Corp.	114,125	6,927,388
Jacobs Engineering Group, Inc.	97,700	6,786,242
Quanta Services, Inc. (b)	118,300	4,553,367
Valmont Industries, Inc.	17,498	2,862,673
		25,998,787
Electrical Equipment - 1.3%
Acuity Brands, Inc. (a)	33,934	5,240,767
AMETEK, Inc.	183,253	13,982,204
Fortive Corp.	248,274	18,873,789
Hubbell, Inc. Class B	44,380	6,033,461
Regal Beloit Corp.	35,446	2,761,243
Rockwell Automation, Inc.	103,928	20,503,955
Sensata Technologies Holding BV (a)(b)	136,012	7,650,675
		75,046,094
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	49,500	5,653,395
ITT, Inc.	72,817	4,077,752
Roper Technologies, Inc.	81,410	22,842,832
		32,573,979
Machinery - 4.0%
AGCO Corp.	53,350	3,874,277
Allison Transmission Holdings, Inc.	101,374	4,484,786
Colfax Corp. (b)	70,334	2,814,767
Crane Co.	40,818	4,079,351
Cummins, Inc.	128,543	24,166,084
Donaldson Co., Inc.	104,211	5,279,329
Dover Corp.	124,564	13,229,942
Flowserve Corp. (a)	104,374	4,730,230
Gardner Denver Holdings, Inc.	53,149	1,837,892
Graco, Inc.	134,077	6,274,804
IDEX Corp.	61,799	8,866,921
Ingersoll-Rand PLC	202,187	19,132,956
Lincoln Electric Holdings, Inc.	47,142	4,599,645
Middleby Corp. (b)	44,753	6,098,044
Nordson Corp.	46,667	6,706,981
Oshkosh Corp.	60,584	5,496,180
PACCAR, Inc.	277,920	20,721,715
Parker Hannifin Corp.	107,046	21,561,205
Pentair PLC	133,878	9,572,277
Snap-On, Inc. (a)	45,756	7,838,460
Stanley Black & Decker, Inc.	123,718	20,565,643
Terex Corp.	61,961	2,913,406
Timken Co.	55,005	2,890,513
Toro Co.	85,782	5,631,588
Trinity Industries, Inc.	119,792	4,129,230
WABCO Holdings, Inc. (b)	41,058	6,338,945
Wabtec Corp. (a)	69,679	5,646,786
Xylem, Inc.	144,205	10,420,253
		239,902,210
Marine - 0.1%
Kirby Corp. (a)(b)	42,385	3,174,637
Professional Services - 1.2%
Dun & Bradstreet Corp.	29,413	3,639,270
Equifax, Inc.	95,821	11,970,918
IHS Markit Ltd. (b)	311,039	14,845,891
Manpower, Inc.	54,433	7,151,952
Nielsen Holdings PLC (a)	287,737	10,764,241
Robert Half International, Inc.	100,172	5,797,955
TransUnion Holding Co., Inc. (b)	126,544	7,511,652
Verisk Analytics, Inc. (b)	122,544	12,260,527
		73,942,406
Road & Rail - 0.6%
AMERCO	3,983	1,454,114
Genesee & Wyoming, Inc. Class A (a)(b)	48,528	3,874,961
J.B. Hunt Transport Services, Inc.	69,545	8,403,122
Kansas City Southern	83,844	9,485,272
Landstar System, Inc.	33,235	3,690,747
Old Dominion Freight Lines, Inc. (a)	49,813	7,295,114
Ryder System, Inc.	41,907	3,647,166
		37,850,496
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	77,232	3,755,020
Fastenal Co.	232,855	12,797,711
HD Supply Holdings, Inc. (b)	152,557	5,932,942
MSC Industrial Direct Co., Inc. Class A	34,601	3,248,342
United Rentals, Inc. (b)	68,509	12,407,665
Univar, Inc. (b)	90,334	2,697,373
W.W. Grainger, Inc. (a)	41,341	11,148,014
Watsco, Inc.	24,148	4,341,569
WESCO International, Inc. (b)	37,362	2,546,220
		58,874,856
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	63,711	4,227,225

TOTAL INDUSTRIALS		863,691,465

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.1%
Arista Networks, Inc. (b)	42,742	11,789,098
Arris International PLC (b)	141,286	3,574,536
CommScope Holding Co., Inc. (b)	153,431	5,927,040
EchoStar Holding Corp. Class A (b)	37,573	2,294,207
F5 Networks, Inc. (b)	51,664	7,467,515
Juniper Networks, Inc.	301,776	7,891,442
Motorola Solutions, Inc.	131,962	13,124,941
Palo Alto Networks, Inc. (b)	71,650	11,311,386
		63,380,165
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	241,336	22,388,741
Arrow Electronics, Inc. (b)	72,050	5,860,547
Avnet, Inc.	97,505	4,143,963
CDW Corp.	120,919	9,043,532
Cognex Corp.	134,110	8,364,441
Coherent, Inc. (b)	19,775	5,132,008
Dell Technologies, Inc. (b)	166,020	11,903,634
Dolby Laboratories, Inc. Class A	43,572	2,803,422
FLIR Systems, Inc.	111,878	5,729,272
IPG Photonics Corp. (b)	28,881	7,276,568
Jabil, Inc.	137,332	3,492,353
Keysight Technologies, Inc. (b)	150,038	7,009,775
National Instruments Corp.	84,702	4,230,018
Trimble, Inc. (b)	202,958	8,950,448
Universal Display Corp.	33,387	5,321,888
Zebra Technologies Corp. Class A (b)	42,458	5,229,127
		116,879,737
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (b)	132,792	8,895,736
CoStar Group, Inc. (b)	28,483	9,858,251
GoDaddy, Inc. (b)	102,221	5,645,666
IAC/InterActiveCorp (b)	56,085	8,130,642
LogMeIn, Inc.	42,126	5,299,451
Match Group, Inc. (a)(b)	28,897	1,009,661
Pandora Media, Inc. (a)(b)	188,514	901,097
Twitter, Inc. (b)	540,807	13,958,229
VeriSign, Inc. (a)(b)	68,647	7,888,913
Zillow Group, Inc.:
Class A (b)	43,760	1,960,010
Class C (a)(b)	87,660	3,897,364
		67,445,020
IT Services - 4.5%
Alliance Data Systems Corp.	39,312	10,089,818
Amdocs Ltd.	115,598	7,906,903
Booz Allen Hamilton Holding Corp. Class A	115,695	4,532,930
Broadridge Financial Solutions, Inc.	94,132	9,075,266
Conduent, Inc. (b)	151,067	2,477,499
CoreLogic, Inc. (b)	65,434	3,098,954
CSRA, Inc.	129,472	4,308,828
DST Systems, Inc.	48,550	4,047,614
DXC Technology Co.	228,817	22,778,732
Euronet Worldwide, Inc. (b)	39,991	3,753,955
Fidelity National Information Services, Inc.	265,681	27,195,107
First Data Corp. Class A (b)	382,656	6,773,011
Fiserv, Inc. (b)	171,326	24,129,554
FleetCor Technologies, Inc. (b)	72,048	15,310,200
Gartner, Inc. (b)	70,578	9,791,992
Genpact Ltd.	123,339	4,186,126
Global Payments, Inc.	122,974	13,746,034
Jack Henry & Associates, Inc.	62,306	7,767,066
Leidos Holdings, Inc.	115,264	7,676,582
Paychex, Inc.	259,951	17,741,656
Sabre Corp. (a)	163,866	3,403,497
Square, Inc. (a)(b)	196,518	9,218,659
Teradata Corp. (a)(b)	96,284	3,899,502
The Western Union Co.	370,558	7,703,901
Total System Services, Inc.	146,698	13,035,584
WEX, Inc. (b)	31,846	4,930,079
Worldpay, Inc. (a)(b)	232,166	18,645,251
		267,224,300
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)(b)	680,827	9,354,563
Analog Devices, Inc.	295,653	27,164,598
Cavium, Inc. (b)	54,363	4,826,347
Cypress Semiconductor Corp.	267,169	4,619,352
First Solar, Inc. (b)	65,878	4,425,025
KLA-Tencor Corp.	126,832	13,926,154
Lam Research Corp.	130,424	24,978,804
Marvell Technology Group Ltd.	321,831	7,508,317
Maxim Integrated Products, Inc.	227,430	13,873,230
Microchip Technology, Inc. (a)	184,034	17,523,717
Microsemi Corp. (b)	95,326	5,890,194
ON Semiconductor Corp. (b)	335,844	8,308,781
Qorvo, Inc. (a)(b)	101,929	7,315,444
Skyworks Solutions, Inc.	149,126	14,496,538
Teradyne, Inc.	159,826	7,326,424
Versum Materials, Inc.	86,583	3,186,254
Xilinx, Inc.	201,169	14,689,360
		189,413,102
Software - 3.8%
ANSYS, Inc. (b)	68,942	11,144,474
Atlassian Corp. PLC (a)(b)	74,214	4,006,814
Autodesk, Inc. (b)	168,090	19,434,566
Black Knight, Inc. (b)	88,415	4,376,543
CA Technologies, Inc.	253,524	9,088,835
Cadence Design Systems, Inc. (b)	223,603	10,030,831
CDK Global, Inc.	102,690	7,320,770
Citrix Systems, Inc. (b)	122,159	11,331,469
FireEye, Inc. (a)(b)	144,551	2,179,829
Fortinet, Inc. (b)	117,933	5,429,635
Guidewire Software, Inc. (a)(b)	61,288	4,869,332
Manhattan Associates, Inc. (a)(b)	54,926	2,901,191
Nuance Communications, Inc. (b)	229,140	4,080,983
Parametric Technology Corp. (b)	92,939	6,754,807
Red Hat, Inc. (b)	143,036	18,792,070
ServiceNow, Inc. (b)	135,350	20,149,555
Splunk, Inc. (b)	112,780	10,417,489
SS&C Technologies Holdings, Inc.	138,482	6,962,875
Symantec Corp.	495,079	13,481,001
Synopsys, Inc. (b)	120,976	11,203,587
Tableau Software, Inc. (b)	51,925	3,988,359
Take-Two Interactive Software, Inc. (b)	90,105	11,413,600
Tyler Technologies, Inc. (b)	27,897	5,621,524
Ultimate Software Group, Inc. (a)(b)	23,074	5,373,704
Workday, Inc. Class A (b)	107,949	12,942,006
Zynga, Inc. (b)	612,997	2,194,529
		225,490,378
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (b)	95,903	3,597,322
NetApp, Inc.	219,901	13,523,912
Western Digital Corp.	239,860	21,342,743
Xerox Corp.	186,717	6,372,651
		44,836,628

TOTAL INFORMATION TECHNOLOGY		974,669,330

MATERIALS - 5.9%
Chemicals - 2.1%
Albemarle Corp. U.S. (a)	88,640	9,891,338
Ashland Global Holdings, Inc.	49,447	3,589,358
Axalta Coating Systems Ltd. (b)	172,861	5,445,122
Cabot Corp.	48,644	3,290,280
Celanese Corp. Class A	109,170	11,807,827
CF Industries Holdings, Inc.	187,545	7,959,410
Eastman Chemical Co.	117,474	11,651,071
FMC Corp.	107,456	9,813,956
Huntsman Corp.	163,057	5,636,880
International Flavors & Fragrances, Inc.	63,629	9,563,439
NewMarket Corp.	5,858	2,329,082
Olin Corp.	134,276	5,005,809
Platform Specialty Products Corp. (b)	182,441	2,136,384
RPM International, Inc.	107,312	5,601,686
The Chemours Co. LLC	148,434	7,662,163
The Mosaic Co.	283,454	7,738,294
The Scotts Miracle-Gro Co. Class A	34,254	3,092,109
Valvoline, Inc.	167,259	4,122,934
W.R. Grace & Co.	54,421	4,017,358
Westlake Chemical Corp.	28,368	3,194,237
		123,548,737
Construction Materials - 0.5%
Eagle Materials, Inc.	38,388	4,301,375
Martin Marietta Materials, Inc.	50,550	11,533,994
Vulcan Materials Co.	106,605	14,434,317
		30,269,686
Containers & Packaging - 1.7%
Aptargroup, Inc.	49,907	4,362,870
Ardagh Group SA	13,106	262,120
Avery Dennison Corp.	71,311	8,748,433
Ball Corp.	280,912	10,753,311
Bemis Co., Inc.	72,152	3,372,384
Berry Global Group, Inc. (b)	104,807	6,203,526
Crown Holdings, Inc. (b)	104,971	6,093,567
Graphic Packaging Holding Co.	251,889	4,068,007
International Paper Co.	333,593	20,969,656
Owens-Illinois, Inc. (b)	129,117	2,998,097
Packaging Corp. of America	75,041	9,427,401
Sealed Air Corp.	144,470	6,840,655
Silgan Holdings, Inc.	58,860	1,759,325
Sonoco Products Co.	78,397	4,257,741
WestRock Co.	203,523	13,560,737
		103,677,830
Metals & Mining - 1.5%
Alcoa Corp. (b)	148,630	7,731,733
Freeport-McMoRan, Inc. (b)	1,095,872	21,369,504
Newmont Mining Corp.	432,100	17,504,371
Nucor Corp.	258,705	17,322,887
Reliance Steel & Aluminum Co.	57,942	5,075,140
Royal Gold, Inc.	52,706	4,690,834
Southern Copper Corp. (a)	65,445	3,177,355
Steel Dynamics, Inc.	183,925	8,350,195
Tahoe Resources, Inc.	240,513	1,061,777
United States Steel Corp. (a)	141,412	5,290,223
		91,574,019
Paper & Forest Products - 0.1%
Domtar Corp.	49,616	2,548,278

TOTAL MATERIALS		351,618,550

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.4%
Alexandria Real Estate Equities, Inc. (a)	76,636	9,939,689
American Campus Communities, Inc.	111,644	4,293,828
American Homes 4 Rent Class A	195,061	4,055,318
Apartment Investment & Management Co. Class A	127,071	5,316,651
Apple Hospitality (REIT), Inc.	174,320	3,397,497
AvalonBay Communities, Inc.	110,866	18,891,566
Boston Properties, Inc.	124,289	15,375,792
Brandywine Realty Trust (SBI)	136,714	2,452,649
Brixmor Property Group, Inc.	242,874	3,941,845
Camden Property Trust (SBI)	72,828	6,303,992
Colony NorthStar, Inc.	435,807	3,913,547
Columbia Property Trust, Inc.	93,647	2,049,933
CoreSite Realty Corp.	26,985	2,923,015
Corporate Office Properties Trust (SBI)	82,238	2,245,097
Corrections Corp. of America	96,501	2,239,788
CubeSmart	144,137	3,968,092
CyrusOne, Inc.	71,786	4,141,334
DCT Industrial Trust, Inc.	78,276	4,633,156
DDR Corp.	246,145	1,998,697
Digital Realty Trust, Inc.	165,186	18,492,573
Douglas Emmett, Inc.	128,875	4,983,596
Duke Realty Corp.	284,644	7,517,448
Empire State Realty Trust, Inc.	101,852	1,991,207
EPR Properties	52,020	3,072,301
Equity Commonwealth (b)	96,962	2,900,133
Equity Lifestyle Properties, Inc.	65,288	5,635,660
Essex Property Trust, Inc.	52,759	12,291,792
Extra Space Storage, Inc. (a)	98,389	8,213,514
Federal Realty Investment Trust (SBI)	58,387	7,053,150
Forest City Realty Trust, Inc. Class A	204,375	4,796,681
Gaming & Leisure Properties	160,902	5,863,269
General Growth Properties, Inc.	496,015	11,423,225
HCP, Inc.	380,931	9,172,818
Healthcare Trust of America, Inc.	164,836	4,551,122
Highwoods Properties, Inc. (SBI)	82,374	3,944,067
Hospitality Properties Trust (SBI)	137,158	3,896,659
Host Hotels & Resorts, Inc.	588,989	12,227,412
Hudson Pacific Properties, Inc.	127,105	4,063,547
Invitation Homes, Inc.	237,841	5,349,044
Iron Mountain, Inc.	224,303	7,857,334
JBG SMITH Properties	70,959	2,394,866
Kilroy Realty Corp.	78,277	5,582,716
Kimco Realty Corp.	329,872	5,248,264
Lamar Advertising Co. Class A	67,141	4,834,152
Liberty Property Trust (SBI)	119,103	4,932,055
Life Storage, Inc.	36,409	3,025,588
Medical Properties Trust, Inc.	287,213	3,756,746
Mid-America Apartment Communities, Inc.	91,637	8,739,421
National Retail Properties, Inc.	123,528	4,901,591
Omega Healthcare Investors, Inc. (a)	158,650	4,289,896
Outfront Media, Inc.	110,102	2,466,285
Paramount Group, Inc.	174,370	2,620,781
Park Hotels & Resorts, Inc.	114,120	3,299,209
Piedmont Office Realty Trust, Inc. Class A	114,130	2,227,818
Prologis, Inc.	425,337	27,693,692
Rayonier, Inc.	101,982	3,310,336
Realty Income Corp.	228,826	12,171,255
Regency Centers Corp.	120,710	7,593,866
Retail Properties America, Inc.	180,451	2,174,435
SBA Communications Corp. Class A (b)	97,039	16,933,306
Senior Housing Properties Trust (SBI)	193,667	3,356,249
SL Green Realty Corp.	78,254	7,866,092
Spirit Realty Capital, Inc.	362,505	2,961,666
Store Capital Corp.	135,411	3,318,924
Sun Communities, Inc.	61,937	5,502,483
Tanger Factory Outlet Centers, Inc.	72,209	1,818,223
Taubman Centers, Inc.	46,934	2,893,481
The Macerich Co. (a)	110,878	7,159,392
UDR, Inc.	213,867	7,812,562
Uniti Group, Inc. (a)	135,397	2,143,335
Ventas, Inc.	285,688	15,989,957
VEREIT, Inc.	784,510	5,648,472
Vornado Realty Trust	139,331	9,987,246
Weingarten Realty Investors (SBI)	95,407	2,819,277
Welltower, Inc.	295,589	17,726,472
Weyerhaeuser Co.	602,720	22,626,109
WP Carey, Inc.	86,390	5,598,936
		500,803,192
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (b)	237,212	10,838,216
Howard Hughes Corp. (b)	29,256	3,685,086
Jones Lang LaSalle, Inc.	36,604	5,723,035
Realogy Holdings Corp. (a)	105,621	2,905,634
		23,151,971

TOTAL REAL ESTATE		523,955,163

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	775,040	13,803,462
Zayo Group Holdings, Inc. (b)	151,225	5,549,958
		19,353,420
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	77,162	2,116,554
U.S. Cellular Corp. (b)	11,196	407,199
		2,523,753

TOTAL TELECOMMUNICATION SERVICES		21,877,173

UTILITIES - 5.5%
Electric Utilities - 2.2%
Alliant Energy Corp.	186,607	7,417,628
Edison International	256,222	16,021,562
Entergy Corp.	145,707	11,465,684
Eversource Energy	256,189	16,162,964
FirstEnergy Corp.	358,293	11,787,840
Great Plains Energy, Inc.	175,142	5,450,419
Hawaiian Electric Industries, Inc.	88,248	3,010,139
OGE Energy Corp.	162,904	5,245,509
Pinnacle West Capital Corp.	89,718	7,172,954
PPL Corp.	555,240	17,695,499
Vistra Energy Corp. (a)(b)	195,727	3,816,677
Westar Energy, Inc.	113,410	5,858,761
Xcel Energy, Inc.	408,370	18,638,007
		129,743,643
Gas Utilities - 0.3%
Atmos Energy Corp.	82,672	6,853,509
National Fuel Gas Co.	65,937	3,675,988
UGI Corp.	138,523	6,340,198
		16,869,695
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (b)	290,114	4,377,820
NRG Energy, Inc.	240,929	6,266,563
The AES Corp.	537,583	6,214,459
		16,858,842
Multi-Utilities - 2.4%
Ameren Corp.	196,505	11,128,078
Avangrid, Inc.	45,674	2,225,237
CenterPoint Energy, Inc.	349,998	9,862,944
CMS Energy Corp.	225,522	10,092,110
Consolidated Edison, Inc.	250,350	20,118,126
DTE Energy Co.	144,368	15,251,036
MDU Resources Group, Inc.	158,496	4,196,974
NiSource, Inc.	274,077	6,764,220
Public Service Enterprise Group, Inc.	408,239	21,175,357
SCANA Corp.	105,001	4,267,241
Sempra Energy (a)	203,126	21,738,545
Vectren Corp.	68,150	4,131,935
WEC Energy Group, Inc.	254,058	16,335,929
		147,287,732
Water Utilities - 0.3%
American Water Works Co., Inc.	143,889	11,967,248
Aqua America, Inc.	143,755	5,205,369
		17,172,617

TOTAL UTILITIES		327,932,529

TOTAL COMMON STOCKS
(Cost $4,922,088,161)		5,967,712,606
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $995,450)	1,000,000	994,167
	Shares	Value

Money Market Funds - 9.3%
Fidelity Cash Central Fund, 1.39% (d)	53,836,134	$53,846,901
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	502,977,082	503,027,379
TOTAL MONEY MARKET FUNDS
(Cost $556,863,126)		556,874,280
TOTAL INVESTMENT IN SECURITIES - 109.1%
(Cost $5,479,946,737)		6,525,581,053
NET OTHER ASSETS (LIABILITIES) - (9.1)%		(544,320,985)
NET ASSETS - 100%		$5,981,260,068

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	89	March 2018	$17,392,380	$563,015	$563,015

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $994,167.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$338,640
Fidelity Securities Lending Cash Central Fund	639,786
Total	$978,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$876,458,114	$876,458,114	$--	$--
Consumer Staples	237,136,754	237,136,754	--	--
Energy	334,192,886	334,192,886	--	--
Financials	874,183,379	874,183,379	--	--
Health Care	581,997,263	581,997,263	--	--
Industrials	863,691,465	863,691,465	--	--
Information Technology	974,669,330	974,669,330	--	--
Materials	351,618,550	351,618,550	--	--
Real Estate	523,955,163	523,955,163	--	--
Telecommunication Services	21,877,173	21,877,173	--	--
Utilities	327,932,529	327,932,529	--	--
U.S. Government and Government Agency Obligations	994,167	--	994,167	--
Money Market Funds	556,874,280	556,874,280	--	--
Total Investments in Securities:	$6,525,581,053	$6,524,586,886	$994,167	$--
Derivative Instruments:
Assets
Futures Contracts	$563,015	$563,015	$--	$--
Total Assets	$563,015	$563,015	$--	$--
Total Derivative Instruments:	$563,015	$563,015	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund

January 31, 2018

SSP-QTLY-0318
1.883103.106

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)(b)	197,006	$3,477,156
Cooper Tire & Rubber Co. (b)	102,464	4,006,342
Cooper-Standard Holding, Inc. (a)	34,313	4,275,057
Dana Holding Corp.	288,764	9,526,324
Dorman Products, Inc. (a)	53,482	4,034,682
Fox Factory Holding Corp. (a)	69,486	2,664,788
Gentherm, Inc. (a)	72,323	2,314,336
Hertz Global Holdings, Inc. (a)(b)	108,669	2,491,780
Horizon Global Corp. (a)	49,537	418,588
LCI Industries	48,129	5,306,222
Modine Manufacturing Co. (a)	98,880	2,308,848
Motorcar Parts of America, Inc. (a)	37,785	1,028,508
Shiloh Industries, Inc. (a)	28,385	211,468
Standard Motor Products, Inc.	42,531	2,037,235
Stoneridge, Inc. (a)	53,559	1,303,626
Superior Industries International, Inc.	48,474	816,787
Tenneco, Inc.	101,310	5,876,993
Tower International, Inc.	39,874	1,204,195
VOXX International Corp. (a)	38,854	231,181
		53,534,116
Automobiles - 0.1%
REV Group, Inc.	44,827	1,311,638
Winnebago Industries, Inc.	62,528	2,841,898
		4,153,536
Distributors - 0.1%
Core-Mark Holding Co., Inc.	90,887	2,007,694
Weyco Group, Inc.	11,861	367,454
		2,375,148
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)(b)	120,046	5,522,116
American Public Education, Inc. (a)	32,195	817,753
Ascent Capital Group, Inc. (a)	21,282	200,689
Bridgepoint Education, Inc. (a)	36,680	283,536
Cambium Learning Group, Inc. (a)	26,696	187,406
Capella Education Co.	22,762	1,810,717
Career Education Corp. (a)	133,921	1,660,620
Carriage Services, Inc.	29,138	775,945
Chegg, Inc. (a)(b)	189,240	3,277,637
Collectors Universe, Inc.	14,730	408,316
Grand Canyon Education, Inc. (a)	93,266	8,672,805
Houghton Mifflin Harcourt Co. (a)	204,356	1,716,590
K12, Inc. (a)	77,617	1,346,655
Laureate Education, Inc. Class A	109,144	1,571,674
Liberty Tax, Inc.	13,251	136,485
Regis Corp. (a)	71,964	1,145,667
Sotheby's Class A (Ltd. vtg.) (a)(b)	75,462	3,981,375
Strayer Education, Inc. (b)	20,967	1,939,028
Weight Watchers International, Inc. (a)(b)	55,674	3,579,281
		39,034,295
Hotels, Restaurants & Leisure - 3.2%
Belmond Ltd. Class A (a)	177,080	2,284,332
Biglari Holdings, Inc. (a)	2,064	851,792
BJ's Restaurants, Inc.	39,851	1,504,375
Bloomin' Brands, Inc.	183,637	4,045,523
Bojangles', Inc. (a)	34,423	421,682
Boyd Gaming Corp.	164,727	6,501,775
Brinker International, Inc. (b)	92,765	3,371,080
Buffalo Wild Wings, Inc. (a)	30,801	4,835,757
Caesars Entertainment Corp. (a)	270,297	3,770,643
Carrols Restaurant Group, Inc. (a)	69,452	864,677
Century Casinos, Inc. (a)	41,586	380,512
Churchill Downs, Inc. (b)	26,758	6,930,322
Chuy's Holdings, Inc. (a)(b)	33,339	883,484
Cracker Barrel Old Country Store, Inc.	38,178	6,737,653
Dave & Buster's Entertainment, Inc. (a)(b)	82,278	3,867,066
Del Frisco's Restaurant Group, Inc. (a)	42,654	746,445
Del Taco Restaurants, Inc. (a)	64,722	820,028
Denny's Corp. (a)	127,599	1,912,709
DineEquity, Inc. (b)	34,071	1,886,852
Drive Shack, Inc. (b)	124,372	644,247
El Pollo Loco Holdings, Inc. (a)	39,960	401,598
Eldorado Resorts, Inc. (a)(b)	92,621	3,200,056
Empire Resorts, Inc. (a)(b)	6,343	184,264
Fiesta Restaurant Group, Inc. (a)(b)	50,556	970,675
Fogo de Chao, Inc. (a)	18,274	237,562
Golden Entertainment, Inc. (a)	21,079	660,194
Habit Restaurants, Inc. Class A (a)(b)	39,681	347,209
ILG, Inc.	210,905	6,624,526
Inspired Entertainment, Inc. (a)	7,238	47,771
International Speedway Corp. Class A	47,787	2,217,317
J. Alexanders Holdings, Inc. (a)	25,138	242,582
Jack in the Box, Inc.	58,620	5,333,834
La Quinta Holdings, Inc. (a)	161,528	3,219,253
Lindblad Expeditions Holdings (a)	39,926	370,114
Marcus Corp.	36,673	953,498
Marriott Vacations Worldwide Corp.	42,435	6,464,124
Monarch Casino & Resort, Inc. (a)	21,619	984,962
Nathan's Famous, Inc.	5,512	393,557
Noodles & Co. (a)(b)	21,193	125,039
Papa John's International, Inc. (b)	51,693	3,354,359
Penn National Gaming, Inc. (a)	168,434	5,374,729
Pinnacle Entertainment, Inc. (a)	104,748	3,382,313
Planet Fitness, Inc. (a)	172,198	5,813,404
Potbelly Corp. (a)	46,071	557,459
RCI Hospitality Holdings, Inc.	17,819	523,522
Red Lion Hotels Corp. (a)	32,326	337,807
Red Robin Gourmet Burgers, Inc. (a)(b)	25,416	1,338,152
Red Rock Resorts, Inc.	136,742	4,749,050
Ruth's Hospitality Group, Inc.	60,032	1,422,758
Scientific Games Corp. Class A (a)(b)	105,802	4,935,663
SeaWorld Entertainment, Inc. (a)(b)	135,102	2,060,306
Shake Shack, Inc. Class A (a)(b)	44,680	1,952,963
Sonic Corp.	76,881	1,986,605
Speedway Motorsports, Inc.	23,693	491,630
Texas Roadhouse, Inc. Class A	133,274	7,825,849
The Cheesecake Factory, Inc. (b)	84,915	4,176,969
Wingstop, Inc. (b)	57,425	2,777,073
Zoe's Kitchen, Inc. (a)(b)	38,068	560,361
		139,860,061
Household Durables - 1.5%
AV Homes, Inc. (a)	23,494	397,049
Bassett Furniture Industries, Inc.	20,525	696,824
Beazer Homes U.S.A., Inc. (a)	61,804	1,145,846
Cavco Industries, Inc. (a)	16,889	2,586,550
Century Communities, Inc. (a)	38,013	1,201,211
CSS Industries, Inc.	17,119	447,833
Ethan Allen Interiors, Inc.	49,510	1,230,324
Flexsteel Industries, Inc.	15,528	668,946
GoPro, Inc. Class A (a)(b)	215,309	1,177,740
Green Brick Partners, Inc. (a)	46,582	521,718
Hamilton Beach Brands Holding Co. Class A	5,618	144,439
Helen of Troy Ltd. (a)	54,061	5,035,782
Hooker Furniture Corp.	22,958	852,890
Hovnanian Enterprises, Inc. Class A (a)	244,724	496,790
Installed Building Products, Inc. (a)	42,848	3,082,914
iRobot Corp. (a)(b)	52,417	4,652,009
KB Home	169,278	5,335,643
La-Z-Boy, Inc.	95,474	2,878,541
LGI Homes, Inc. (a)(b)	34,299	2,321,356
Libbey, Inc.	41,985	296,834
Lifetime Brands, Inc.	19,422	338,914
M.D.C. Holdings, Inc.	88,738	2,991,358
M/I Homes, Inc.	52,278	1,690,671
Meritage Homes Corp. (a)	76,610	3,635,145
New Home Co. LLC (a)	24,271	287,611
PICO Holdings, Inc.	46,344	607,106
Taylor Morrison Home Corp. (a)	220,342	5,603,297
TopBuild Corp. (a)	70,677	5,409,618
TRI Pointe Homes, Inc. (a)	299,357	4,882,513
Universal Electronics, Inc. (a)	28,096	1,295,226
William Lyon Homes, Inc. (a)	53,737	1,458,960
Zagg, Inc. (a)	54,206	905,240
		64,276,898
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	53,665	559,458
Duluth Holdings, Inc. (a)(b)	19,736	347,551
FTD Companies, Inc. (a)	31,695	185,733
Gaia, Inc. Class A (a)	16,583	198,167
Groupon, Inc. (a)(b)	673,091	3,560,651
Lands' End, Inc. (a)(b)	26,001	436,817
Liberty TripAdvisor Holdings, Inc. (a)	143,973	1,266,962
NutriSystem, Inc. (b)	59,022	2,552,702
Overstock.com, Inc. (a)(b)	33,222	2,282,351
PetMed Express, Inc.	39,437	1,782,552
Shutterfly, Inc. (a)(b)	65,498	4,463,689
		17,636,633
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	105,956	1,264,055
Callaway Golf Co.	185,297	2,736,837
Clarus Corp. (a)	40,618	302,604
Escalade, Inc.	20,602	264,736
Johnson Outdoors, Inc. Class A	9,809	591,188
Malibu Boats, Inc. Class A (a)	41,164	1,369,115
Marine Products Corp.	15,072	220,051
MCBC Holdings, Inc. (a)	36,785	889,093
Nautilus, Inc. (a)	60,233	773,994
Sturm, Ruger & Co., Inc. (b)	33,384	1,767,683
Vista Outdoor, Inc. (a)(b)	112,867	1,709,935
		11,889,291
Media - 1.3%
AMC Entertainment Holdings, Inc. Class A (b)	105,150	1,345,920
Beasley Broadcast Group, Inc. Class A	8,922	111,971
Central European Media Enterprises Ltd. Class A (a)(b)	162,492	771,837
Clear Channel Outdoor Holding, Inc. Class A	72,451	351,387
Daily Journal Corp. (a)(b)	2,189	500,624
E.W. Scripps Co. Class A (a)(b)	114,434	1,832,088
Entercom Communications Corp. Class A	250,726	2,770,522
Entravision Communication Corp. Class A	133,276	926,268
Eros International PLC (a)(b)	49,509	564,403
Gannett Co., Inc.	222,784	2,628,851
Global Eagle Entertainment, Inc. (a)(b)	95,700	276,573
Gray Television, Inc. (a)	127,045	2,077,186
Hemisphere Media Group, Inc. (a)	28,495	304,897
IMAX Corp. (a)(b)	110,950	2,202,358
Liberty Media Corp.:
Liberty Braves Class A (a)	18,454	435,514
Liberty Braves Class C (a)	69,417	1,631,994
Loral Space & Communications Ltd. (a)	25,269	1,178,799
MDC Partners, Inc. Class A (a)	114,630	1,031,670
Meredith Corp. (b)	78,790	5,211,171
MSG Network, Inc. Class A (a)(b)	119,744	2,873,856
National CineMedia, Inc.	122,513	820,837
New Media Investment Group, Inc.	102,518	1,732,554
Nexstar Broadcasting Group, Inc. Class A (b)	87,213	6,549,696
Reading International, Inc. Class A (a)	34,475	568,493
Saga Communications, Inc. Class A	7,195	284,922
Salem Communications Corp. Class A	21,447	99,729
Scholastic Corp.	55,978	2,150,675
Sinclair Broadcast Group, Inc. Class A (b)	142,074	5,270,945
The New York Times Co. Class A (b)	249,685	5,805,176
Townsquare Media, Inc. (a)	16,264	121,980
tronc, Inc. (a)	41,261	841,724
World Wrestling Entertainment, Inc. Class A (b)	77,507	2,739,872
		56,014,492
Multiline Retail - 0.3%
Big Lots, Inc. (b)	84,372	5,128,130
Dillard's, Inc. Class A (b)	27,641	1,867,426
Fred's, Inc. Class A (b)	69,384	229,661
JC Penney Corp., Inc. (a)(b)	613,815	2,277,254
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	94,290	5,237,810
Sears Holdings Corp. (a)(b)	21,707	55,787
		14,796,068
Specialty Retail - 2.1%
Aaron's, Inc. Class A	125,595	5,135,580
Abercrombie & Fitch Co. Class A (b)	135,178	2,799,536
America's Car Mart, Inc. (a)	14,248	656,833
American Eagle Outfitters, Inc.	321,795	5,792,310
Armstrong Flooring, Inc. (a)	43,554	674,651
Asbury Automotive Group, Inc. (a)	37,247	2,705,995
Ascena Retail Group, Inc. (a)(b)	345,309	745,867
Barnes & Noble Education, Inc. (a)	76,324	507,555
Barnes & Noble, Inc.	120,594	566,792
Big 5 Sporting Goods Corp. (b)	39,089	220,853
Boot Barn Holdings, Inc. (a)	24,004	420,790
Build-A-Bear Workshop, Inc. (a)	25,674	220,796
Caleres, Inc.	83,242	2,467,293
Cars.com, Inc. (b)	142,675	4,236,021
Chico's FAS, Inc.	254,171	2,417,166
Citi Trends, Inc.	26,723	628,258
Conn's, Inc. (a)(b)	36,669	1,221,078
DSW, Inc. Class A	130,890	2,621,727
Express, Inc. (a)	153,500	1,071,430
Finish Line, Inc. Class A (b)	77,842	881,950
Five Below, Inc. (a)	107,345	6,969,911
Francesca's Holdings Corp. (a)	72,484	422,582
Genesco, Inc. (a)	38,847	1,353,818
GNC Holdings, Inc. Class A (a)(b)	131,946	573,965
Group 1 Automotive, Inc.	39,443	3,094,303
Guess?, Inc. (b)	118,356	2,174,200
Haverty Furniture Companies, Inc.	37,006	825,234
Hibbett Sports, Inc. (a)(b)	40,446	914,080
Kirkland's, Inc. (a)	30,105	319,414
Lithia Motors, Inc. Class A (sub. vtg.)	46,633	5,827,260
Lumber Liquidators Holdings, Inc. (a)(b)	55,465	1,549,692
MarineMax, Inc. (a)	44,765	1,027,357
Monro, Inc. (b)	63,353	3,579,445
Office Depot, Inc.	1,022,946	3,324,575
Party City Holdco, Inc. (a)(b)	55,153	799,719
Pier 1 Imports, Inc.	156,010	517,953
Rent-A-Center, Inc. (b)	84,079	910,576
RH (a)(b)	39,988	3,758,472
Shoe Carnival, Inc.	23,072	527,195
Sleep Number Corp. (a)(b)	78,302	2,947,287
Sonic Automotive, Inc. Class A (sub. vtg.)	49,668	1,070,345
Sportsman's Warehouse Holdings, Inc. (a)(b)	73,184	371,043
Tailored Brands, Inc.	98,372	2,379,619
The Buckle, Inc. (b)	58,455	1,172,023
The Cato Corp. Class A (sub. vtg.)	46,588	553,465
The Children's Place Retail Stores, Inc. (b)	34,413	5,155,067
The Container Store Group, Inc. (a)(b)	31,085	147,965
Tile Shop Holdings, Inc.	78,299	732,096
Tilly's, Inc.	25,754	384,250
Vitamin Shoppe, Inc. (a)(b)	41,664	177,072
Winmark Corp.	4,390	588,260
Zumiez, Inc. (a)(b)	37,121	770,261
		90,910,985
Textiles, Apparel & Luxury Goods - 0.9%
Cadence Bancorp	39,481	1,104,678
Columbia Sportswear Co.	58,740	4,386,116
Crocs, Inc. (a)	137,424	1,856,598
Culp, Inc.	21,582	686,308
Deciphera Pharmaceuticals, Inc. (a)	16,218	421,668
Deckers Outdoor Corp. (a)(b)	62,746	5,377,960
Delta Apparel, Inc. (a)	12,909	240,882
Emerald Expositions Events, Inc. (b)	36,497	787,605
Fossil Group, Inc. (a)(b)	87,421	695,871
G-III Apparel Group Ltd. (a)(b)	86,228	3,220,616
Iconix Brand Group, Inc. (a)(b)	95,014	118,768
J.Jill, Inc.	23,335	197,181
Movado Group, Inc.	30,949	947,039
Oxford Industries, Inc.	32,568	2,566,358
Perry Ellis International, Inc. (a)	26,855	643,983
PetIQ, Inc. Class A (b)	14,314	343,536
Ranger Energy Services, Inc. Class A	11,972	129,298
Sequential Brands Group, Inc. (a)(b)	72,549	117,529
Steven Madden Ltd. (a)	117,293	5,418,937
Superior Uniform Group, Inc.	16,151	380,518
TPG RE Finance Trust, Inc.	21,898	412,120
Unifi, Inc. (a)	30,309	1,079,303
Vera Bradley, Inc. (a)	39,684	368,664
Wolverine World Wide, Inc.	187,345	6,150,536
		37,652,072

TOTAL CONSUMER DISCRETIONARY		532,133,595

CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	16,558	3,143,536
Castle Brands, Inc. (a)(b)	166,733	185,074
Coca-Cola Bottling Co. Consolidated	9,381	1,899,840
Craft Brew Alliance, Inc. (a)	24,965	483,073
MGP Ingredients, Inc. (b)	25,574	2,289,896
National Beverage Corp. (b)	23,290	2,572,846
Primo Water Corp. (a)	51,703	670,588
		11,244,853
Food & Staples Retailing - 0.5%
Andersons, Inc.	53,483	1,823,770
Chefs' Warehouse Holdings (a)(b)	39,406	801,912
Ingles Markets, Inc. Class A	28,509	957,902
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	17,971	154,551
Performance Food Group Co. (a)	179,940	6,180,939
PriceSmart, Inc.	44,010	3,749,652
Smart & Final Stores, Inc. (a)(b)	44,927	422,314
SpartanNash Co.	72,641	1,770,261
SUPERVALU, Inc. (a)(b)	75,775	1,200,276
United Natural Foods, Inc. (a)(b)	100,412	4,779,611
Village Super Market, Inc. Class A	16,040	376,619
Weis Markets, Inc.	19,507	775,598
		22,993,405
Food Products - 1.2%
Alico, Inc.	5,866	157,795
Amplify Snack Brands, Inc. (a)	65,792	789,504
B&G Foods, Inc. Class A (b)	130,427	4,304,091
Cal-Maine Foods, Inc. (a)(b)	56,900	2,421,095
Calavo Growers, Inc. (b)	31,872	2,772,864
Darling International, Inc. (a)	326,347	6,050,473
Dean Foods Co.	179,459	1,860,990
Farmer Brothers Co. (a)	17,831	563,460
Fresh Del Monte Produce, Inc.	64,506	3,051,779
Freshpet, Inc. (a)(b)	49,810	916,504
Hostess Brands, Inc. Class A (a)(b)	159,750	2,204,550
J&J Snack Foods Corp.	29,880	4,136,587
John B. Sanfilippo & Son, Inc. (b)	17,277	1,081,886
Lancaster Colony Corp.	37,351	4,795,868
Landec Corp. (a)	52,575	691,361
Lifeway Foods, Inc. (a)	8,416	66,823
Limoneira Co.	24,564	529,354
Sanderson Farms, Inc.	40,017	5,078,157
Seneca Foods Corp. Class A (a)	13,610	429,396
Snyders-Lance, Inc.	170,759	8,534,535
Tootsie Roll Industries, Inc. (b)	33,524	1,200,159
		51,637,231
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	21,739	851,951
Central Garden & Pet Co. Class A (non-vtg.) (a)	69,494	2,621,314
Funko, Inc. (a)(b)	20,608	151,881
HRG Group, Inc. (a)	236,517	4,316,435
Oil-Dri Corp. of America	9,629	374,472
Orchids Paper Products Co. (b)	18,759	282,511
WD-40 Co.	27,392	3,389,760
		11,988,324
Personal Products - 0.1%
elf Beauty, Inc. (a)(b)	40,860	840,082
Inter Parfums, Inc.	34,182	1,558,699
MediFast, Inc.	21,156	1,453,629
Natural Health Trends Corp. (b)	13,761	221,827
Nature's Sunshine Products, Inc.	20,695	250,410
Revlon, Inc. (a)(b)	23,897	489,889
USANA Health Sciences, Inc. (a)	22,556	1,683,805
		6,498,341
Tobacco - 0.2%
Turning Point Brands, Inc.	9,641	212,102
Universal Corp.	48,986	2,351,328
Vector Group Ltd.	194,174	4,135,906
		6,699,336

TOTAL CONSUMER STAPLES		111,061,490

ENERGY - 3.8%
Energy Equipment & Services - 1.4%
Archrock, Inc.	140,387	1,305,599
Basic Energy Services, Inc. (a)	34,006	662,777
Bristow Group, Inc. (b)	64,637	996,056
C&J Energy Services, Inc.	92,928	2,845,455
Carbo Ceramics, Inc. (a)(b)	44,276	352,437
Diamond Offshore Drilling, Inc. (a)(b)	128,096	2,264,737
Dril-Quip, Inc. (a)(b)	75,878	3,919,099
Ensco PLC Class A (b)	847,151	4,998,191
Era Group, Inc. (a)	38,304	388,020
Exterran Corp. (a)	63,790	1,842,255
Fairmount Santrol Holidings, Inc. (a)(b)	306,117	1,705,072
Forum Energy Technologies, Inc. (a)(b)	159,420	2,694,198
Frank's International NV (b)	98,023	678,319
Geospace Technologies Corp. (a)	26,000	357,760
Gulf Island Fabrication, Inc.	26,357	340,005
Helix Energy Solutions Group, Inc. (a)	278,467	2,096,857
Independence Contract Drilling, Inc. (a)	67,713	311,480
Key Energy Services, Inc. (a)(b)	20,908	309,647
Mammoth Energy Services, Inc. (a)(b)	15,797	362,699
Matrix Service Co. (a)	52,076	932,160
McDermott International, Inc. (a)(b)	562,589	4,939,531
Natural Gas Services Group, Inc. (a)	24,286	669,079
NCS Multistage Holdings, Inc. (b)	20,844	340,591
Newpark Resources, Inc. (a)	168,614	1,534,387
Noble Corp. (a)(b)	489,334	2,294,976
Oil States International, Inc. (a)(b)	100,501	3,216,032
Parker Drilling Co. (a)	272,383	310,517
PHI, Inc. (non-vtg.) (a)	22,933	263,500
Pioneer Energy Services Corp. (a)	149,752	486,694
RigNet, Inc. (a)	27,299	450,434
Rowan Companies PLC (a)(b)	231,997	3,414,996
SEACOR Holdings, Inc. (a)	32,658	1,521,210
Smart Sand, Inc. (a)(b)	42,803	393,360
Solaris Oilfield Infrastructure, Inc. Class A	34,194	645,241
Superior Energy Services, Inc. (a)	305,245	3,189,810
TETRA Technologies, Inc. (a)	223,828	859,500
U.S. Silica Holdings, Inc. (b)	162,711	5,416,649
Unit Corp. (a)	102,680	2,487,936
Willbros Group, Inc. (a)	82,429	91,496
		61,888,762
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)	303,535	725,449
Adams Resources & Energy, Inc.	4,326	192,507
Approach Resources, Inc. (a)(b)	90,466	302,156
Arch Coal, Inc. (b)	38,113	3,430,551
Ardmore Shipping Corp. (a)(b)	54,289	385,452
Bill Barrett Corp. (a)	150,548	772,311
Bonanza Creek Energy, Inc.	40,273	1,128,047
California Resources Corp. (a)(b)	84,101	1,777,054
Callon Petroleum Co. (a)(b)	400,633	4,547,185
Carrizo Oil & Gas, Inc. (a)(b)	153,787	3,092,657
Clean Energy Fuels Corp. (a)	263,097	413,062
Cloud Peak Energy, Inc. (a)	148,036	740,180
Contango Oil & Gas Co. (a)	45,918	188,264
CVR Energy, Inc. (b)	31,907	1,141,952
Delek U.S. Holdings, Inc.	154,472	5,389,528
Denbury Resources, Inc. (a)(b)	784,974	1,907,487
DHT Holdings, Inc.	177,330	613,562
Dorian Lpg Ltd. (a)(b)	44,265	338,185
Earthstone Energy, Inc. (a)	45,886	457,942
Eclipse Resources Corp. (a)	172,103	368,300
Energy XXI Gulf Coast, Inc.	59,491	399,185
EP Energy Corp. (a)(b)	72,478	138,433
Evolution Petroleum Corp.	49,733	380,457
EXCO Resources, Inc. (a)	2	1
Frontline Ltd. (NY Shares) (b)	150,760	693,496
GasLog Ltd. (b)	81,271	1,641,674
Gastar Exploration, Inc. (a)(b)	354,073	353,542
Gener8 Maritime, Inc. (a)(b)	95,828	562,510
Golar LNG Ltd. (b)	190,694	5,204,039
Green Plains, Inc. (b)	78,670	1,376,725
Halcon Resources Corp. (a)(b)	255,338	2,040,151
Hallador Energy Co.	31,136	217,329
International Seaways, Inc. (a)	59,169	987,531
Isramco, Inc. (a)	1,371	147,725
Jagged Peak Energy, Inc. (b)	114,189	1,467,329
Jones Energy, Inc. (b)	98,763	115,553
Lilis Energy, Inc. (a)(b)	86,475	371,843
Matador Resources Co. (a)(b)	192,996	6,255,000
Midstates Petroleum Co., Inc. (a)	22,141	363,334
NACCO Industries, Inc. Class A	8,017	337,115
Navios Maritime Acquisition Corp.	154,512	120,519
Nordic American Tanker Shipping Ltd.	204,564	472,543
Oasis Petroleum, Inc. (a)	529,998	4,589,783
Overseas Shipholding Group, Inc. (a)	85,772	180,979
Pacific Ethanol, Inc. (a)	84,972	356,882
Panhandle Royalty Co. Class A	31,288	636,711
Par Pacific Holdings, Inc. (a)(b)	63,296	1,153,886
PDC Energy, Inc. (a)	131,236	6,804,587
Peabody Energy Corp.	132,347	5,348,142
Penn Virginia Corp. (a)	28,777	1,215,540
Ramaco Resources, Inc. (b)	11,224	90,241
Renewable Energy Group, Inc. (a)(b)	74,315	795,171
Resolute Energy Corp. (a)(b)	43,208	1,465,615
Rex American Resources Corp. (a)(b)	11,886	970,492
Ring Energy, Inc. (a)	100,846	1,391,675
Sanchez Energy Corp. (a)(b)	142,655	706,142
SandRidge Energy, Inc. (a)	69,133	1,236,789
Scorpio Tankers, Inc. (b)	473,232	1,258,797
SemGroup Corp. Class A (b)	132,829	3,805,551
Ship Finance International Ltd. (NY Shares)	118,768	1,817,150
SilverBow Resources, Inc. (a)	13,808	423,906
Src Energy, Inc. (a)(b)	468,724	4,663,804
Stone Energy Corp. (b)	38,565	1,393,739
Teekay Corp. (b)	108,048	881,672
Teekay Tankers Ltd. (b)	392,213	498,111
Tellurian, Inc. (a)(b)	114,180	1,295,943
Ultra Petroleum Corp.	387,873	2,707,354
Uranium Energy Corp. (a)(b)	262,843	412,664
W&T Offshore, Inc. (a)	184,488	892,922
Warrior Metropolitan Coal, Inc.	65,593	1,834,636
Westmoreland Coal Co. (a)	33,996	36,716
WildHorse Resource Development Corp. (a)(b)	96,241	1,714,052
		102,137,517

TOTAL ENERGY		164,026,279

FINANCIALS - 18.0%
Banks - 10.1%
1st Source Corp.	32,248	1,686,248
Access National Corp.	28,844	837,918
ACNB Corp.	13,445	406,711
Allegiance Bancshares, Inc. (a)	22,333	902,253
American National Bankshares, Inc.	15,965	597,091
Ameris Bancorp	72,525	3,883,714
Ames National Corp.	16,829	474,578
Arrow Financial Corp.	23,297	764,142
Atlantic Capital Bancshares, Inc. (a)	42,826	764,444
Banc of California, Inc. (b)	86,864	1,711,221
BancFirst Corp.	33,772	1,882,789
Banco Latinoamericano de Comercio Exterior SA Series E	59,826	1,775,636
Bancorp, Inc., Delaware (a)	97,960	1,035,437
BancorpSouth Bank	168,629	5,657,503
Bank of Commerce Holdings	29,846	346,214
Bank of Marin Bancorp	13,163	904,298
Bankwell Financial Group, Inc.	12,050	402,470
Banner Corp.	65,832	3,577,311
Bar Harbor Bankshares	29,534	827,838
BCB Bancorp, Inc.	25,138	380,841
Berkshire Hills Bancorp, Inc.	79,424	3,014,141
Blue Hills Bancorp, Inc.	46,611	899,592
Boston Private Financial Holdings, Inc.	166,172	2,559,049
Bridge Bancorp, Inc.	37,156	1,274,451
Brookline Bancorp, Inc., Delaware	148,969	2,383,504
Bryn Mawr Bank Corp.	37,466	1,682,223
Byline Bancorp, Inc.	12,564	281,057
C & F Financial Corp.	6,437	352,426
Camden National Corp.	30,166	1,280,848
Capital City Bank Group, Inc.	21,385	524,574
Capstar Financial Holdings, Inc. (a)	16,916	330,877
Carolina Financial Corp.	37,457	1,544,727
Cathay General Bancorp	151,552	6,628,884
CBTX, Inc.	5,383	154,061
Centerstate Banks of Florida, Inc.	120,551	3,133,120
Central Pacific Financial Corp.	58,484	1,729,372
Central Valley Community Bancorp	19,128	370,892
Century Bancorp, Inc. Class A (non-vtg.)	5,733	459,500
Chemical Financial Corp.	140,871	8,228,275
Chemung Financial Corp.	6,282	280,617
Citizens & Northern Corp.	23,225	552,755
City Holding Co.	30,796	2,118,765
Civista Bancshares, Inc.	19,552	432,686
CNB Financial Corp., Pennsylvania	29,006	781,132
CoBiz, Inc.	77,082	1,546,265
Codorus Valley Bancorp, Inc.	16,658	455,596
Columbia Banking Systems, Inc.	142,933	6,157,554
Community Bank System, Inc.	97,393	5,191,047
Community Bankers Trust Corp. (a)	42,455	350,254
Community Financial Corp.	7,804	287,499
Community Trust Bancorp, Inc.	30,171	1,427,088
ConnectOne Bancorp, Inc.	60,992	1,777,917
County Bancorp, Inc.	8,972	258,394
Customers Bancorp, Inc. (a)	56,461	1,730,530
CVB Financial Corp.	204,990	4,796,766
DNB Financial Corp.	6,128	208,658
Eagle Bancorp, Inc. (a)	62,454	3,934,602
Enterprise Bancorp, Inc.	18,553	622,453
Enterprise Financial Services Corp.	43,842	2,132,913
Equity Bancshares, Inc. (a)	21,318	767,661
Evans Bancorp, Inc.	9,479	405,227
Farmers & Merchants Bancorp, Inc.	17,778	723,209
Farmers Capital Bank Corp.	14,408	566,234
Farmers National Banc Corp.	50,388	735,665
FCB Financial Holdings, Inc. Class A (a)	72,162	3,954,478
Fidelity Southern Corp.	43,298	1,037,420
Financial Institutions, Inc.	28,219	879,022
First Bancorp, North Carolina	56,354	2,051,286
First Bancorp, Puerto Rico (a)	383,742	2,302,452
First Bancshares, Inc.	20,223	650,169
First Busey Corp.	81,049	2,510,898
First Business Finance Services, Inc.	15,843	387,678
First Citizen Bancshares, Inc.	14,752	6,275,648
First Commonwealth Financial Corp.	191,332	2,768,574
First Community Bancshares, Inc.	32,545	900,846
First Connecticut Bancorp, Inc.	27,666	695,800
First Financial Bancorp, Ohio	121,792	3,471,072
First Financial Bankshares, Inc. (b)	126,666	5,883,636
First Financial Corp., Indiana	20,773	961,790
First Financial Northwest, Inc.	15,984	254,785
First Foundation, Inc. (a)	59,676	1,160,698
First Guaranty Bancshares, Inc. (b)	8,872	233,334
First Internet Bancorp	16,124	603,844
First Interstate Bancsystem, Inc.	51,728	2,164,817
First Merchants Corp.	81,858	3,532,991
First Mid-Illinois Bancshares, Inc.	19,619	755,332
First Midwest Bancorp, Inc., Delaware	202,423	5,032,236
First Northwest Bancorp (a)	18,897	320,304
First of Long Island Corp.	48,699	1,368,442
Flushing Financial Corp.	54,496	1,534,607
FNB Bancorp California	10,456	372,129
Franklin Financial Network, Inc. (a)	23,150	746,588
Fulton Financial Corp.	340,734	6,201,359
German American Bancorp, Inc.	43,367	1,504,401
Glacier Bancorp, Inc. (b)	155,250	6,088,905
Great Southern Bancorp, Inc.	21,131	1,072,398
Great Western Bancorp, Inc.	118,432	4,991,909
Green Bancorp, Inc. (a)	42,812	1,021,066
Guaranty Bancorp	48,221	1,367,065
Guaranty Bancshares, Inc. Texas	3,776	119,548
Hancock Holding Co.	167,252	8,981,432
Hanmi Financial Corp.	64,166	2,021,229
HarborOne Bancorp, Inc. (a)	25,339	467,758
Heartland Financial U.S.A., Inc.	48,998	2,604,244
Heritage Commerce Corp.	72,907	1,167,241
Heritage Financial Corp., Washington	58,395	1,798,566
Hilltop Holdings, Inc.	146,338	3,832,592
Home Bancshares, Inc.	313,529	7,527,831
HomeTrust Bancshares, Inc. (a)	32,447	822,531
Hope Bancorp, Inc.	259,631	4,943,374
Horizon Bancorp Industries	46,821	1,425,699
Howard Bancorp, Inc. (a)	17,369	364,749
IBERIABANK Corp.	100,277	8,473,407
Independent Bank Corp.	39,930	920,387
Independent Bank Corp., Massachusetts	53,511	3,818,010
Independent Bank Group, Inc.	35,197	2,525,385
International Bancshares Corp.	109,568	4,547,072
Investar Holding Corp.	15,636	394,809
Investors Bancorp, Inc.	512,345	7,014,003
Lakeland Bancorp, Inc.	91,207	1,833,261
Lakeland Financial Corp.	48,241	2,318,945
LCNB Corp.	17,526	341,757
LegacyTexas Financial Group, Inc.	94,510	4,162,220
Live Oak Bancshares, Inc.	47,343	1,273,527
Macatawa Bank Corp.	51,328	531,758
MainSource Financial Group, Inc.	50,035	1,968,877
MB Financial, Inc.	160,968	6,886,211
MBT Financial Corp.	35,305	397,181
Mercantile Bank Corp.	31,565	1,101,303
Merchants Bancorp/IN	14,131	286,859
Metropolitan Bank Holding Corp. (a)(b)	7,027	333,712
Middlefield Banc Corp.	5,186	257,744
Midland States Bancorp, Inc.	30,323	973,065
Midsouth Bancorp, Inc.	29,873	422,703
MidWestOne Financial Group, Inc.	22,053	729,513
MutualFirst Financial, Inc.	12,104	454,505
National Bank Holdings Corp.	50,188	1,668,249
National Bankshares, Inc.	13,161	573,820
National Commerce Corp. (a)	24,586	1,114,975
NBT Bancorp, Inc.	84,773	3,128,971
Nicolet Bankshares, Inc. (a)	18,062	980,586
Northeast Bancorp	14,039	313,772
Northrim Bancorp, Inc.	12,990	434,516
Norwood Financial Corp. (b)	11,268	353,928
OFG Bancorp	84,915	968,031
Ohio Valley Banc Corp. (b)	7,850	322,635
Old Line Bancshares, Inc.	16,634	526,799
Old National Bancorp, Indiana	268,245	4,640,639
Old Point Financial Corp.	7,262	213,067
Old Second Bancorp, Inc.	56,650	832,755
Opus Bank	40,287	1,091,778
Orrstown Financial Services, Inc.	14,621	367,718
Pacific Mercantile Bancorp (a)	30,763	266,100
Pacific Premier Bancorp, Inc. (a)	77,624	3,163,178
Park National Corp.	26,791	2,813,591
Parke Bancorp, Inc.	11,008	221,811
PCSB Financial Corp.	35,862	723,695
Peapack-Gladstone Financial Corp.	35,210	1,250,659
Penns Woods Bancorp, Inc.	9,024	386,859
People's Utah Bancorp	26,336	832,218
Peoples Bancorp of North Carolina (b)	9,164	288,666
Peoples Bancorp, Inc.	32,620	1,161,598
Peoples Financial Services Corp.	13,529	614,622
Preferred Bank, Los Angeles	26,732	1,722,075
Premier Financial Bancorp, Inc.	17,866	339,811
QCR Holdings, Inc.	24,821	1,088,401
Reliant Bancorp, Inc.	13,196	316,704
Renasant Corp.	90,364	3,891,977
Republic Bancorp, Inc., Kentucky Class A	18,812	725,014
Republic First Bancorp, Inc. (a)(b)	95,029	841,007
S&T Bancorp, Inc.	68,369	2,759,373
Sandy Spring Bancorp, Inc.	63,810	2,413,294
Seacoast Banking Corp., Florida (a)	84,519	2,179,745
ServisFirst Bancshares, Inc.	92,398	3,919,523
Shore Bancshares, Inc.	23,937	436,132
Sierra Bancorp	26,510	725,844
Simmons First National Corp. Class A	82,411	4,849,887
SmartFinancial, Inc. (a)(b)	13,745	299,641
South State Corp.	71,450	6,330,470
Southern First Bancshares, Inc. (a)	13,170	573,554
Southern National Bancorp of Virginia, Inc.	44,435	728,290
Southside Bancshares, Inc.	56,258	1,931,337
State Bank Financial Corp.	74,838	2,283,307
Sterling Bancorp	422,628	10,460,043
Stock Yards Bancorp, Inc.	42,894	1,542,039
Summit Financial Group, Inc.	21,424	550,597
Sun Bancorp, Inc.	20,742	508,179
Texas Capital Bancshares, Inc. (a)	98,817	9,367,852
The Bank of NT Butterfield & Son Ltd.	106,806	4,292,533
The First Bancorp, Inc.	20,208	568,855
Tompkins Financial Corp.	29,258	2,409,981
TowneBank	127,214	3,886,388
Trico Bancshares	40,851	1,510,670
TriState Capital Holdings, Inc. (a)	45,918	1,104,328
Triumph Bancorp, Inc. (a)	35,115	1,351,928
Trustmark Corp.	133,264	4,236,463
Two River Bancorp	14,294	257,435
UMB Financial Corp.	90,010	6,856,962
Umpqua Holdings Corp.	439,204	9,508,767
Union Bankshares Corp.	110,955	4,188,551
Union Bankshares, Inc.	7,538	407,429
United Bankshares, Inc., West Virginia (b)	198,755	7,314,184
United Community Bank, Inc.	146,152	4,630,095
United Security Bancshares, California	25,649	283,421
Unity Bancorp, Inc.	14,909	306,380
Univest Corp. of Pennsylvania	52,250	1,463,000
Valley National Bancorp	511,904	6,434,633
Veritex Holdings, Inc. (a)	31,865	908,471
Washington Trust Bancorp, Inc.	30,530	1,642,514
WesBanco, Inc.	83,426	3,421,300
West Bancorp., Inc.	30,917	791,475
Westamerica Bancorp.	50,602	3,004,241
Wintrust Financial Corp.	110,006	9,449,515
		437,261,555
Capital Markets - 1.4%
Arlington Asset Investment Corp. (b)	54,812	575,526
Artisan Partners Asset Management, Inc.	89,798	3,515,592
Associated Capital Group, Inc.	8,905	308,558
B. Riley Financial, Inc. (b)	41,013	768,994
Cohen & Steers, Inc. (b)	42,512	1,733,214
Cowen Group, Inc. Class A (a)(b)	51,807	670,901
Diamond Hill Investment Group, Inc.	6,343	1,334,313
Evercore, Inc. Class A	76,464	7,688,455
Financial Engines, Inc.	116,541	3,315,591
Gain Capital Holdings, Inc. (b)	67,872	495,466
GAMCO Investors, Inc. Class A	8,895	262,225
Greenhill & Co., Inc. (b)	48,136	892,923
Hamilton Lane, Inc. Class A	28,243	1,052,899
Houlihan Lokey	53,178	2,536,591
INTL FCStone, Inc. (a)	30,209	1,314,092
Investment Technology Group, Inc.	66,019	1,410,166
Ladenburg Thalmann Financial Services, Inc.	202,402	629,470
Medley Management, Inc.	9,842	62,989
Moelis & Co. Class A	61,858	3,198,059
OM Asset Management Ltd.	149,064	2,666,755
Oppenheimer Holdings, Inc. Class A (non-vtg.)	19,178	527,395
Piper Jaffray Companies	28,517	2,632,119
PJT Partners, Inc.	36,000	1,704,600
Pzena Investment Management, Inc.	34,939	437,087
Rosehill Resources, Inc. (a)(b)	4,769	37,341
Safeguard Scientifics, Inc. (a)	39,004	487,550
Silvercrest Asset Management Group Class A	13,343	200,145
Stifel Financial Corp.	132,178	8,924,659
Value Line, Inc.	1,916	36,845
Virtu Financial, Inc. Class A (b)	50,705	968,466
Virtus Investment Partners, Inc.	13,775	1,763,200
Waddell & Reed Financial, Inc. Class A (b)	161,234	3,708,382
Westwood Holdings Group, Inc.	15,968	1,045,425
WisdomTree Investments, Inc. (b)	229,413	2,658,897
		59,564,890
Consumer Finance - 0.6%
Elevate Credit, Inc.	34,372	256,759
Encore Capital Group, Inc. (a)(b)	47,977	1,988,647
Enova International, Inc. (a)	65,290	1,168,691
EZCORP, Inc. (non-vtg.) Class A (a)(b)	100,527	1,186,219
First Cash Financial Services, Inc.	91,955	6,721,911
Green Dot Corp. Class A (a)	92,120	5,643,271
LendingClub Corp. (a)(b)	650,303	2,380,109
Nelnet, Inc. Class A	37,753	1,967,309
PRA Group, Inc. (a)(b)	88,475	3,162,981
Regional Management Corp. (a)	20,860	591,590
World Acceptance Corp. (a)(b)	11,796	1,392,518
		26,460,005
Diversified Financial Services - 0.5%
Acushnet Holdings Corp. (b)	63,402	1,359,973
Alteryx, Inc. (b)	46,373	1,270,620
At Home Group, Inc. (a)	9,690	306,979
Camping World Holdings, Inc.	63,367	2,835,673
Cannae Holdings, Inc. (a)	123,618	2,152,189
Cotiviti Holdings, Inc. (a)	73,119	2,559,165
Donnelley Financial Solutions, Inc. (a)	66,439	1,425,117
FB Financial Corp. (a)	25,706	1,086,850
Granite Point Mortgage Trust, Inc. (b)	85,911	1,481,106
Marlin Business Services Corp.	16,894	400,388
On Deck Capital, Inc. (a)	96,714	435,213
Ra Pharmaceuticals, Inc. (a)	22,918	168,676
RBB Bancorp	7,329	197,004
Tiptree, Inc.	49,344	303,466
Varex Imaging Corp. (b)	74,989	3,184,783
		19,167,202
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	89,929	1,456,850
American Equity Investment Life Holding Co.	171,531	5,660,523
Amerisafe, Inc.	37,766	2,294,285
AmTrust Financial Services, Inc. (b)	170,183	2,283,856
Argo Group International Holdings, Ltd.	57,610	3,531,493
Atlas Financial Holdings, Inc. (a)	20,783	416,699
Baldwin & Lyons, Inc. Class B	18,350	422,050
Blue Capital Reinsurance Holdings Ltd.	11,347	137,866
Citizens, Inc. Class A (a)(b)	93,128	738,505
CNO Financial Group, Inc.	334,971	8,236,937
Crawford & Co. Class B	22,640	213,495
Donegal Group, Inc. Class A	17,385	305,107
eHealth, Inc. (a)	31,226	547,080
EMC Insurance Group	17,576	496,522
Employers Holdings, Inc.	63,363	2,686,591
Enstar Group Ltd. (a)	22,351	4,640,068
FBL Financial Group, Inc. Class A	19,898	1,384,901
Federated National Holding Co.	22,869	339,147
Genworth Financial, Inc. Class A (a)	996,487	3,049,250
Global Indemnity Ltd. (a)	16,221	686,959
Greenlight Capital Re, Ltd. (a)	60,210	1,219,253
Hallmark Financial Services, Inc. (a)	26,016	263,542
HCI Group, Inc. (b)	15,434	539,418
Health Insurance Innovations, Inc. (a)(b)	23,317	605,076
Heritage Insurance Holdings, Inc. (b)	42,703	727,232
Horace Mann Educators Corp.	81,322	3,358,599
Independence Holding Co.	11,662	341,697
Infinity Property & Casualty Corp.	21,159	2,142,349
Investors Title Co.	2,872	558,604
James River Group Holdings Ltd.	50,996	1,937,848
Kemper Corp.	78,738	5,106,159
Kingstone Companies, Inc.	17,886	374,712
Kinsale Capital Group, Inc.	28,827	1,375,624
Maiden Holdings Ltd.	137,512	969,460
MBIA, Inc. (a)(b)	175,349	1,287,062
National General Holdings Corp.	96,931	1,940,559
National Western Life Group, Inc.	4,470	1,447,833
Navigators Group, Inc.	40,616	1,973,938
NI Holdings, Inc.	19,589	325,569
Primerica, Inc.	87,948	8,882,748
RLI Corp. (b)	76,748	4,931,826
Safety Insurance Group, Inc.	29,029	2,254,102
Selective Insurance Group, Inc.	114,248	6,654,946
State Auto Financial Corp.	32,168	957,641
Stewart Information Services Corp.	41,613	1,852,195
Third Point Reinsurance Ltd. (a)	182,827	2,605,285
Trupanion, Inc. (a)(b)	44,254	1,545,350
United Fire Group, Inc.	42,577	1,847,416
United Insurance Holdings Corp.	41,367	799,210
Universal Insurance Holdings, Inc.	61,535	1,809,129
WMI Holdings Corp. (a)	388,211	366,083
		100,528,649
Mortgage Real Estate Investment Trusts - 0.8%
AG Mortgage Investment Trust, Inc.	57,684	1,006,009
American Capital Mortgage Investment Corp.	92,640	1,574,880
Anworth Mortgage Asset Corp.	190,322	924,965
Apollo Commercial Real Estate Finance, Inc. (b)	212,373	3,858,817
Ares Commercial Real Estate Corp.	52,911	670,382
Armour Residential REIT, Inc. (b)	83,108	1,945,558
Capstead Mortgage Corp.	194,019	1,592,896
Cherry Hill Mortgage Investment Corp.	22,980	389,741
CYS Investments, Inc.	310,245	2,091,051
Dynex Capital, Inc.	100,452	652,938
Ellington Residential Mortgage REIT	18,108	195,747
Great Ajax Corp.	30,726	410,499
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	100,250	2,179,435
Invesco Mortgage Capital, Inc.	223,444	3,628,731
KKR Real Estate Finance Trust, Inc.	20,782	404,210
Ladder Capital Corp. Class A	156,919	2,270,618
New York Mortgage Trust, Inc. (b)	226,180	1,289,226
Orchid Island Capital, Inc. (b)	87,394	662,447
Owens Realty Mortgage, Inc.	18,968	270,294
PennyMac Mortgage Investment Trust	130,019	2,132,312
Redwood Trust, Inc.	151,256	2,252,202
Resource Capital Corp. (b)	61,889	586,708
Western Asset Mortgage Capital Corp. (b)	79,039	737,434
ZAIS Financial Corp.	33,982	492,739
		32,219,839
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	14,202	919,580
Thrifts & Mortgage Finance - 2.3%
Bank Mutual Corp.	83,150	864,760
BankFinancial Corp.	27,841	442,115
Bear State Financial, Inc.	39,787	408,215
Beneficial Bancorp, Inc.	137,947	2,241,639
BofI Holding, Inc. (a)(b)	118,775	4,272,337
BSB Bancorp, Inc. (a)	16,089	492,323
Capitol Federal Financial, Inc.	256,647	3,356,943
Charter Financial Corp.	23,798	457,636
Clifton Bancorp, Inc.	40,237	657,070
Dime Community Bancshares, Inc.	64,837	1,231,903
Entegra Financial Corp. (a)	13,227	373,001
ESSA Bancorp, Inc.	17,242	277,596
Essent Group Ltd. (a)	161,725	7,523,447
Farmer Mac Class C (non-vtg.)	17,565	1,409,591
First Defiance Financial Corp.	19,434	1,079,753
Flagstar Bancorp, Inc. (a)	42,057	1,566,623
Greene County Bancorp, Inc. (b)	5,558	196,753
Hingham Institution for Savings	2,638	571,707
Home Bancorp, Inc.	11,296	484,147
HomeStreet, Inc. (a)	53,769	1,583,497
Impac Mortgage Holdings, Inc. (a)(b)	18,439	169,639
Kearny Financial Corp.	158,730	2,190,474
Lendingtree, Inc. (a)(b)	12,653	4,654,406
Malvern Bancorp, Inc. (a)	12,594	300,997
Meridian Bancorp, Inc. Maryland	95,630	1,955,634
Meta Financial Group, Inc.	17,706	2,071,602
MGIC Investment Corp. (a)	735,288	10,896,968
Nationstar Mortgage Holdings, Inc. (a)(b)	58,657	1,040,575
NMI Holdings, Inc. (a)	112,701	2,068,063
Northfield Bancorp, Inc.	85,454	1,433,918
Northwest Bancshares, Inc.	186,693	3,145,777
OceanFirst Financial Corp.	64,223	1,698,698
Oconee Federal Financial Corp.	2,151	61,304
Ocwen Financial Corp. (a)(b)	210,526	709,473
Oritani Financial Corp.	79,200	1,322,640
PennyMac Financial Services, Inc. (a)	31,457	698,345
PHH Corp. (a)	62,748	562,850
Provident Bancorp, Inc. (a)	8,294	199,471
Provident Financial Holdings, Inc.	10,869	198,903
Provident Financial Services, Inc.	121,865	3,206,268
Prudential Bancorp, Inc.	16,325	282,586
Radian Group, Inc.	430,720	9,505,990
Riverview Bancorp, Inc.	41,019	392,962
SI Financial Group, Inc.	21,862	315,906
Southern Missouri Bancorp, Inc.	13,345	511,514
Territorial Bancorp, Inc.	14,816	448,628
Timberland Bancorp, Inc.	11,984	334,354
Trustco Bank Corp., New York	188,868	1,624,265
United Community Financial Corp.	96,333	939,247
United Financial Bancorp, Inc. New	102,174	1,712,436
Walker & Dunlop, Inc.	54,908	2,550,477
Washington Federal, Inc.	173,209	6,218,203
Waterstone Financial, Inc.	50,192	858,283
Westfield Financial, Inc.	54,286	589,003
WSFS Financial Corp.	59,929	3,062,372
		97,423,287

TOTAL FINANCIALS		773,545,007

HEALTH CARE - 15.9%
Biotechnology - 6.3%
Abeona Therapeutics, Inc. (a)(b)	56,344	859,246
Acceleron Pharma, Inc. (a)	74,866	3,107,688
Achaogen, Inc. (a)(b)	67,942	745,324
Achillion Pharmaceuticals, Inc. (a)	227,417	602,655
Acorda Therapeutics, Inc. (a)(b)	86,540	2,245,713
Adamas Pharmaceuticals, Inc. (a)(b)	29,982	1,134,519
Aduro Biotech, Inc. (a)(b)	87,073	548,560
Advaxis, Inc. (a)(b)	73,930	218,833
Agenus, Inc. (a)(b)	150,129	541,966
Aileron Therapeutics, Inc. (b)	8,217	75,843
Aimmune Therapeutics, Inc. (a)(b)	69,806	2,457,869
Akebia Therapeutics, Inc. (a)	90,255	1,333,969
Alder Biopharmaceuticals, Inc. (a)	126,551	1,790,697
Allena Pharmaceuticals, Inc. (a)(b)	11,036	92,040
AMAG Pharmaceuticals, Inc. (a)(b)	68,778	986,964
Amicus Therapeutics, Inc. (a)(b)	331,139	5,371,075
AnaptysBio, Inc.	35,421	3,733,019
Anavex Life Sciences Corp. (a)(b)	73,997	209,412
Apellis Pharmaceuticals, Inc. (a)	21,087	350,044
Ardelyx, Inc. (a)	67,925	492,456
Arena Pharmaceuticals, Inc. (a)	78,146	2,924,223
Array BioPharma, Inc. (a)	395,118	5,855,649
Asterias Biotherapeutics, Inc. (a)	59,922	125,836
Atara Biotherapeutics, Inc. (a)(b)	53,246	2,012,699
Athersys, Inc. (a)(b)	196,890	344,558
Audentes Therapeutics, Inc. (a)(b)	32,932	1,155,913
Axovant Sciences Ltd. (a)	64,020	129,961
Bellicum Pharmaceuticals, Inc. (a)(b)	52,213	317,455
BioCryst Pharmaceuticals, Inc. (a)(b)	196,976	886,392
Biohaven Pharmaceutical Holding Co. Ltd.	21,252	734,469
Biospecifics Technologies Corp. (a)	11,310	484,294
BioTime, Inc. (a)	171,242	498,314
bluebird bio, Inc. (a)(b)	97,219	19,920,173
Blueprint Medicines Corp. (a)	84,578	6,652,060
Calithera Biosciences, Inc. (a)	60,779	486,232
Calyxt, Inc. (b)	16,005	416,930
Cara Therapeutics, Inc. (a)(b)	53,484	784,610
Cascadian Therapeutics, Inc. (a)	70,310	707,319
Catalyst Pharmaceutical Partners, Inc. (a)	144,469	489,750
Celcuity, Inc. (a)	5,340	90,086
Celldex Therapeutics, Inc. (a)(b)	263,182	726,382
ChemoCentryx, Inc. (a)	49,253	460,516
Chimerix, Inc. (a)	91,220	436,944
Clovis Oncology, Inc. (a)	87,151	5,272,636
Coherus BioSciences, Inc. (a)(b)	74,962	757,116
Conatus Pharmaceuticals, Inc. (a)	52,182	290,132
Concert Pharmaceuticals, Inc. (a)	35,097	704,748
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	96,567	724,253
Corvus Pharmaceuticals, Inc. (a)	15,959	134,375
Curis, Inc. (a)	262,055	161,714
Cytokinetics, Inc. (a)	83,571	768,853
CytomX Therapeutics, Inc. (a)	58,319	1,560,033
Dyax Corp. rights 12/31/19 (a)(c)	125,389	427,576
Dynavax Technologies Corp. (a)(b)	120,686	1,943,045
Eagle Pharmaceuticals, Inc. (a)(b)	15,837	946,577
Edge Therapeutics, Inc. (a)(b)	39,490	503,103
Editas Medicine, Inc. (a)(b)	68,188	2,489,544
Emergent BioSolutions, Inc. (a)	66,526	3,245,804
Enanta Pharmaceuticals, Inc. (a)(b)	30,667	2,605,162
Epizyme, Inc. (a)(b)	97,199	1,569,764
Esperion Therapeutics, Inc. (a)(b)	33,692	2,443,007
Exact Sciences Corp. (a)(b)	233,733	11,618,867
Fate Therapeutics, Inc. (a)	75,362	688,809
FibroGen, Inc. (a)	138,413	8,104,081
Five Prime Therapeutics, Inc. (a)(b)	53,258	1,065,160
Flexion Therapeutics, Inc. (a)(b)	64,711	1,461,821
Fortress Biotech, Inc. (a)(b)	62,423	247,195
Foundation Medicine, Inc. (a)(b)	28,859	2,002,815
Genocea Biosciences, Inc. (a)(b)	52,269	47,565
Genomic Health, Inc. (a)	38,691	1,284,928
Geron Corp. (a)(b)	293,059	717,995
Global Blood Therapeutics, Inc. (a)(b)	73,137	4,234,632
Halozyme Therapeutics, Inc. (a)(b)	237,036	4,427,832
Heron Therapeutics, Inc. (a)(b)	89,735	1,942,763
Idera Pharmaceuticals, Inc. (a)(b)	280,864	513,981
Ignyta, Inc. (a)	116,716	3,139,660
Immune Design Corp. (a)	63,127	214,632
ImmunoGen, Inc. (a)(b)	196,896	1,807,505
Immunomedics, Inc. (a)(b)	202,555	3,376,592
Inovio Pharmaceuticals, Inc. (a)(b)	163,256	744,447
Insmed, Inc. (a)	152,144	3,870,543
Insys Therapeutics, Inc. (a)(b)	48,153	455,527
Intellia Therapeutics, Inc. (a)	33,076	850,053
Invitae Corp. (a)	85,374	588,227
Iovance Biotherapeutics, Inc. (a)	123,079	1,913,878
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	268,052	3,969,850
Jounce Therapeutics, Inc. (b)	28,527	689,783
Karyopharm Therapeutics, Inc. (a)	69,143	817,270
Keryx Biopharmaceuticals, Inc. (a)(b)	176,448	816,954
Kindred Biosciences, Inc. (a)	52,181	456,584
Kura Oncology, Inc. (a)	39,987	783,745
La Jolla Pharmaceutical Co. (a)(b)	34,982	1,198,483
Lexicon Pharmaceuticals, Inc. (a)(b)	86,401	948,683
Ligand Pharmaceuticals, Inc. Class B (a)(b)	40,735	6,420,651
Loxo Oncology, Inc. (a)(b)	45,353	4,601,969
Macrogenics, Inc. (a)(b)	68,070	1,536,340
Madrigal Pharmaceuticals, Inc. (a)(b)	8,158	1,210,810
Matinas BioPharma Holdings, Inc. (a)	121,635	119,214
MediciNova, Inc. (a)(b)	68,951	609,527
Merrimack Pharmaceuticals, Inc.	25,345	266,123
MiMedx Group, Inc. (a)(b)	206,166	3,453,281
Minerva Neurosciences, Inc. (a)	52,382	335,245
Miragen Therapeutics, Inc. (a)	25,905	194,288
Momenta Pharmaceuticals, Inc. (a)	150,782	2,563,294
Myriad Genetics, Inc. (a)(b)	129,502	4,776,034
NantKwest, Inc. (a)(b)	57,304	253,284
Natera, Inc. (a)(b)	62,833	654,092
NewLink Genetics Corp. (a)(b)	56,908	469,491
Novavax, Inc. (a)(b)	622,499	1,257,448
Novelion Therapeutics, Inc. (a)(b)	27,384	142,671
Nymox Pharmaceutical Corp. (a)(b)	62,935	211,462
OncoCyte Corp. (a)(b)	7,055	28,926
Organovo Holdings, Inc. (a)(b)	192,107	268,950
Otonomy, Inc. (a)	59,144	343,035
Ovid Therapeutics, Inc.	9,147	77,750
PDL BioPharma, Inc. (a)(b)	303,579	837,878
Pieris Pharmaceuticals, Inc. (a)(b)	70,288	529,269
Portola Pharmaceuticals, Inc. (a)	112,760	5,785,716
Progenics Pharmaceuticals, Inc. (a)(b)	139,909	818,468
Protagonist Therapeutics, Inc.(a)	22,405	512,178
Prothena Corp. PLC (a)(b)	76,138	3,182,568
PTC Therapeutics, Inc. (a)(b)	79,533	2,090,923
Puma Biotechnology, Inc. (a)	57,120	3,818,472
Radius Health, Inc. (a)(b)	76,353	2,875,454
Recro Pharma, Inc. (a)	26,351	226,882
REGENXBIO, Inc. (a)	54,311	1,455,535
Repligen Corp. (a)	74,133	2,622,084
Retrophin, Inc. (a)(b)	77,205	1,845,972
Rigel Pharmaceuticals, Inc. (a)	296,063	1,184,252
Sage Therapeutics, Inc. (a)	75,163	14,265,937
Sangamo Therapeutics, Inc. (a)(b)	166,467	3,470,837
Sarepta Therapeutics, Inc. (a)(b)	121,511	7,963,831
Selecta Biosciences, Inc. (a)	26,350	240,839
Seres Therapeutics, Inc. (a)(b)	40,519	409,242
Sienna Biopharmaceuticals, Inc. (b)	9,715	170,984
Spark Therapeutics, Inc. (a)(b)	54,786	3,070,755
Spectrum Pharmaceuticals, Inc. (a)(b)	172,555	3,716,835
Stemline Therapeutics, Inc. (a)	45,028	718,197
Strongbridge Biopharma PLC (a)(b)	48,633	328,273
Syndax Pharmaceuticals, Inc. (a)	23,358	254,602
Synergy Pharmaceuticals, Inc. (a)(b)	497,344	1,084,210
Syros Pharmaceuticals, Inc. (a)(b)	25,724	246,436
TG Therapeutics, Inc. (a)(b)	102,756	1,181,694
Tobira Therapeutics, Inc. rights (a)(b)(c)	9,663	68,124
Tocagen, Inc. (b)	34,678	451,161
Trevena, Inc. (a)	108,684	177,155
Ultragenyx Pharmaceutical, Inc. (a)(b)	78,767	4,202,219
Vanda Pharmaceuticals, Inc. (a)	88,651	1,405,118
VBI Vaccines, Inc. (a)	68,290	273,160
Veracyte, Inc. (a)	46,584	297,672
Versartis, Inc. (a)	65,727	131,454
Voyager Therapeutics, Inc. (a)	33,416	689,706
vTv Therapeutics, Inc. Class A (a)	12,591	97,706
Xbiotech, Inc. (a)(b)	36,523	179,693
Xencor, Inc. (a)(b)	76,680	1,745,237
ZIOPHARM Oncology, Inc. (a)(b)	264,932	1,043,832
		270,551,404
Health Care Equipment & Supplies - 3.7%
Abaxis, Inc.	43,368	3,107,317
Accuray, Inc. (a)(b)	163,495	923,747
Analogic Corp.	24,846	2,059,733
Angiodynamics, Inc. (a)	71,647	1,247,374
Anika Therapeutics, Inc. (a)	28,666	1,912,596
Antares Pharma, Inc. (a)(b)	290,342	606,815
Atricure, Inc. (a)	62,975	1,027,122
Atrion Corp.	2,792	1,606,517
AxoGen, Inc. (a)(b)	53,912	1,498,754
Cantel Medical Corp.	72,430	8,034,660
Cardiovascular Systems, Inc. (a)	66,713	1,648,478
Cerus Corp. (a)(b)	227,113	1,006,111
ConforMis, Inc. (a)	82,073	114,081
CONMED Corp.	54,263	3,135,316
Corindus Vascular Robotics, Inc. (a)(b)	208,061	239,270
Cryolife, Inc. (a)	62,961	1,186,815
Cutera, Inc. (a)	26,099	1,294,510
Endologix, Inc. (a)(b)	161,813	669,906
Entellus Medical, Inc. (a)	24,732	594,805
Exactech, Inc. (a)	21,387	1,071,489
Fonar Corp. (a)	12,186	299,166
Genmark Diagnostics, Inc. (a)(b)	100,143	544,778
Glaukos Corp. (a)(b)	56,526	1,696,345
Globus Medical, Inc. (a)	140,359	6,462,128
Haemonetics Corp. (a)	105,939	6,848,956
Halyard Health, Inc. (a)	92,715	4,525,419
Heska Corp. (a)	13,180	1,027,381
ICU Medical, Inc. (a)	29,829	6,829,350
Inogen, Inc. (a)	33,748	4,111,856
Insulet Corp. (a)	115,656	8,851,154
Integer Holdings Corp. (a)	61,433	3,080,865
Integra LifeSciences Holdings Corp. (a)	126,088	6,639,794
Invacare Corp.	65,263	1,200,839
iRhythm Technologies, Inc. (a)	28,161	1,679,240
K2M Group Holdings, Inc. (a)	82,732	1,743,163
Lantheus Holdings, Inc. (a)	60,188	1,384,324
LeMaitre Vascular, Inc.	30,189	1,050,577
LivaNova PLC (a)	96,540	8,258,997
Masimo Corp. (a)	89,206	8,406,773
Meridian Bioscience, Inc.	84,567	1,323,474
Merit Medical Systems, Inc. (a)	96,486	4,481,775
Natus Medical, Inc. (a)	60,205	1,869,365
Neogen Corp. (a)	98,201	5,796,805
Nevro Corp. (a)(b)	54,953	4,410,528
Novocure Ltd. (a)	114,684	2,574,656
NuVasive, Inc. (a)	100,651	4,918,814
NxStage Medical, Inc. (a)	129,289	3,236,104
Obalon Therapeutics, Inc. (a)(b)	17,999	73,796
OraSure Technologies, Inc. (a)	111,908	2,435,118
Orthofix International NV (a)	34,060	1,956,406
OrthoPediatrics Corp.	9,839	167,263
Oxford Immunotec Global PLC (a)(b)	50,839	590,241
Penumbra, Inc. (a)(b)	58,084	5,785,166
Pulse Biosciences, Inc. (a)(b)	17,825	361,491
Quidel Corp. (a)	56,423	2,583,045
Quotient Ltd. (a)(b)	50,165	146,231
Restoration Robotics, Inc. (a)(b)	9,707	49,409
Rockwell Medical Technologies, Inc. (a)(b)	97,414	543,083
RTI Biologics, Inc. (a)	107,834	485,253
Sientra, Inc. (a)(b)	28,544	359,940
Staar Surgical Co. (a)	81,587	1,280,916
SurModics, Inc. (a)	25,149	736,866
Tactile Systems Technology, Inc. (a)(b)	25,517	804,551
Utah Medical Products, Inc.	6,747	607,905
ViewRay, Inc. (a)(b)	60,499	540,256
Viveve Medical, Inc. (a)(b)	27,387	117,764
Wright Medical Group NV (a)(b)	207,765	4,726,654
		160,589,396
Health Care Providers & Services - 2.0%
AAC Holdings, Inc. (a)	21,693	194,152
Aceto Corp.	59,951	660,061
Addus HomeCare Corp. (a)	14,741	528,465
Almost Family, Inc. (a)	25,407	1,449,469
Amedisys, Inc. (a)	56,347	3,021,326
American Renal Associates Holdings, Inc. (a)	20,121	380,488
AMN Healthcare Services, Inc. (a)(b)	93,494	5,015,953
BioScrip, Inc. (a)(b)	230,981	644,437
BioTelemetry, Inc. (a)(b)	62,700	2,141,205
Capital Senior Living Corp. (a)(b)	49,668	560,255
Chemed Corp.	31,192	8,127,699
Civitas Solutions, Inc. (a)	32,851	576,535
Community Health Systems, Inc. (a)(b)	187,316	1,058,335
Corvel Corp. (a)	18,163	938,119
Cross Country Healthcare, Inc. (a)	69,513	973,877
Diplomat Pharmacy, Inc. (a)(b)	96,009	2,591,283
G1 Therapeutics, Inc.	15,189	363,169
Genesis HealthCare, Inc. Class A (a)(b)	91,951	90,112
HealthEquity, Inc. (a)(b)	98,843	5,003,433
HealthSouth Corp.	195,307	10,335,646
Kindred Healthcare, Inc.	168,257	1,547,964
LHC Group, Inc. (a)	31,065	1,950,882
Magellan Health Services, Inc. (a)	47,734	4,754,306
Molina Healthcare, Inc. (a)(b)	87,566	8,000,030
National Healthcare Corp.	22,106	1,378,751
National Research Corp. Class A	18,999	715,312
National Vision Holdings, Inc.	36,837	1,441,063
OptiNose, Inc.	10,710	202,955
Owens & Minor, Inc.	119,982	2,526,821
Providence Service Corp. (a)	22,749	1,463,443
R1 RCM, Inc. (a)	202,263	1,041,654
RadNet, Inc. (a)	75,520	766,528
Select Medical Holdings Corp. (a)	213,670	3,781,959
Surgery Partners, Inc. (a)(b)	36,993	575,241
Tenet Healthcare Corp. (a)(b)	162,117	3,060,769
The Ensign Group, Inc.	95,393	2,196,901
Tivity Health, Inc. (a)(b)	72,245	2,799,494
Triple-S Management Corp. (a)	45,643	1,048,876
U.S. Physical Therapy, Inc.	24,286	1,844,522
		85,751,490
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	360,587	5,376,352
Castlight Health, Inc. Class B (a)(b)	130,587	483,172
Computer Programs & Systems, Inc. (b)	22,597	676,780
Evolent Health, Inc. (a)(b)	117,774	1,660,613
HealthStream, Inc. (a)	50,483	1,187,360
HMS Holdings Corp. (a)	167,265	2,865,249
Inovalon Holdings, Inc. Class A (a)(b)	126,382	1,642,966
Medidata Solutions, Inc. (a)	112,247	7,645,143
NantHealth, Inc. (a)	33,813	116,317
Omnicell, Inc. (a)	74,576	3,657,953
Quality Systems, Inc. (a)	103,959	1,351,467
Simulations Plus, Inc.	21,601	348,856
Tabula Rasa HealthCare, Inc. (a)	18,913	677,653
Teladoc, Inc. (a)(b)	106,680	3,989,832
Vocera Communications, Inc. (a)	57,253	1,677,513
		33,357,226
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)(b)	51,475	1,487,628
Cambrex Corp. (a)	64,398	3,628,827
Enzo Biochem, Inc. (a)	82,279	605,573
Fluidigm Corp. (a)(b)	77,720	476,424
INC Research Holdings, Inc. Class A (a)	108,665	4,167,303
Luminex Corp.	80,521	1,625,719
Medpace Holdings, Inc. (a)	13,323	489,354
Nanostring Technologies, Inc. (a)	40,643	305,635
NeoGenomics, Inc. (a)(b)	114,255	882,049
Pacific Biosciences of California, Inc. (a)(b)	209,038	593,668
PRA Health Sciences, Inc. (a)	98,411	8,961,306
		23,223,486
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (a)(b)	46,979	1,039,175
Aerie Pharmaceuticals, Inc. (a)(b)	65,899	3,614,560
Akcea Therapeutics, Inc. (b)	29,404	636,597
Amphastar Pharmaceuticals, Inc. (a)	73,071	1,362,043
ANI Pharmaceuticals, Inc. (a)	15,705	1,054,748
Aratana Therapeutics, Inc. (a)	81,358	376,688
Assembly Biosciences, Inc. (a)	31,823	1,501,409
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc. (b)	14,081	203,893
Avexis, Inc. (a)	54,784	6,778,424
Catalent, Inc. (a)	265,567	12,359,488
Clearside Biomedical, Inc. (a)	40,822	265,343
Collegium Pharmaceutical, Inc. (a)	49,957	1,190,975
Corcept Therapeutics, Inc. (a)(b)	180,554	4,155,450
Corium International, Inc. (a)	48,458	617,840
DepoMed, Inc. (a)(b)	112,814	829,183
Dermira, Inc. (a)(b)	75,325	2,148,269
Dova Pharmaceuticals, Inc. (b)	9,809	312,515
Durect Corp. (a)	282,936	336,694
Horizon Pharma PLC (a)	324,123	4,715,990
Impax Laboratories, Inc. (a)(b)	145,878	2,837,327
Innoviva, Inc. (a)(b)	148,302	2,163,726
Intersect ENT, Inc. (a)	52,553	1,962,855
Intra-Cellular Therapies, Inc. (a)	84,162	1,432,437
Kala Pharmaceuticals, Inc.	14,291	217,509
Lannett Co., Inc. (a)(b)	56,198	1,143,629
Melinta Therapeutics, Inc. (a)	18,884	263,432
Mersana Therapeutics, Inc.	10,117	144,167
MyoKardia, Inc. (a)(b)	39,180	2,021,688
Nektar Therapeutics (a)	294,424	24,616,747
Neos Therapeutics, Inc. (a)	48,507	514,174
Ocular Therapeutix, Inc. (a)(b)	46,242	252,944
Omeros Corp. (a)(b)	90,743	1,469,129
Pacira Pharmaceuticals, Inc. (a)	78,213	2,846,953
Paratek Pharmaceuticals, Inc. (a)(b)	48,344	737,246
Phibro Animal Health Corp. Class A	39,941	1,359,991
Prestige Brands Holdings, Inc. (a)	106,050	4,436,072
Reata Pharmaceuticals, Inc. (a)	22,187	632,330
Revance Therapeutics, Inc. (a)(b)	45,317	1,463,739
Rhythm Pharmaceuticals, Inc.	16,189	511,087
Spero Therapeutics, Inc. (a)	12,940	156,574
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	47,700	856,215
Supernus Pharmaceuticals, Inc. (a)	95,887	3,744,387
Teligent, Inc. (a)(b)	78,505	239,440
Tetraphase Pharmaceuticals, Inc. (a)	103,980	607,243
The Medicines Company (a)(b)	137,329	4,549,710
TherapeuticsMD, Inc. (a)(b)	327,667	1,926,682
Theravance Biopharma, Inc. (a)(b)	82,694	2,186,429
WAVE Life Sciences (a)(b)	23,331	933,240
Zogenix, Inc. (a)	67,741	2,462,385
Zynerba Pharmaceuticals, Inc. (a)(b)	22,895	276,801
		112,465,572

TOTAL HEALTH CARE		685,938,574

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.4%
AAR Corp.	64,430	2,607,482
Aerojet Rocketdyne Holdings, Inc. (a)	137,045	3,768,738
AeroVironment, Inc. (a)	41,542	2,133,597
Astronics Corp. (a)	42,385	1,890,371
Axon Enterprise, Inc. (a)(b)	103,175	2,730,011
Cubic Corp.	50,069	2,906,505
Curtiss-Wright Corp.	87,783	11,469,727
Ducommun, Inc. (a)	21,414	624,861
Engility Holdings, Inc. (a)	35,491	928,445
Esterline Technologies Corp. (a)	52,144	3,835,191
KEYW Holding Corp. (a)(b)	94,605	633,854
KLX, Inc. (a)	102,688	7,255,934
Kratos Defense & Security Solutions, Inc. (a)(b)	171,019	1,951,327
Mercury Systems, Inc. (a)	93,266	4,478,633
Moog, Inc. Class A (a)	63,257	5,696,925
National Presto Industries, Inc. (b)	9,712	987,225
Sparton Corp. (a)	18,919	435,326
Triumph Group, Inc. (b)	97,213	2,833,759
Vectrus, Inc. (a)	21,968	667,827
Wesco Aircraft Holdings, Inc. (a)	109,624	783,812
		58,619,550
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	116,923	2,906,706
Atlas Air Worldwide Holdings, Inc. (a)	46,324	2,608,041
Echo Global Logistics, Inc. (a)	52,132	1,522,254
Forward Air Corp.	58,876	3,574,362
Hub Group, Inc. Class A (a)	64,720	3,109,796
Radiant Logistics, Inc. (a)	72,426	348,369
		14,069,528
Airlines - 0.3%
Allegiant Travel Co. (b)	25,076	3,993,353
Hawaiian Holdings, Inc.	103,319	3,858,965
SkyWest, Inc.	101,119	5,637,384
		13,489,702
Building Products - 1.5%
AAON, Inc.	81,861	2,979,740
Advanced Drain Systems, Inc. Del	69,875	1,725,913
American Woodmark Corp. (a)	28,010	3,805,159
Apogee Enterprises, Inc.	55,866	2,542,462
Builders FirstSource, Inc. (a)	218,741	4,685,432
Caesarstone Sdot-Yam Ltd.	45,490	964,388
Continental Building Products, Inc. (a)	75,182	2,138,928
CSW Industrials, Inc. (a)	29,107	1,394,225
GCP Applied Technologies, Inc. (a)	142,189	4,749,113
Gibraltar Industries, Inc. (a)	62,780	2,329,138
GMS, Inc. (a)	54,730	1,876,144
Griffon Corp.	57,485	1,152,574
Insteel Industries, Inc.	35,648	1,116,852
Jeld-Wen Holding, Inc.	133,654	5,249,929
Masonite International Corp. (a)	56,406	3,934,319
NCI Building Systems, Inc. (a)	79,478	1,466,369
Patrick Industries, Inc. (a)	48,304	3,093,871
PGT, Inc. (a)	96,396	1,537,516
Ply Gem Holdings, Inc. (a)	44,321	950,685
Quanex Building Products Corp.	69,111	1,430,598
Simpson Manufacturing Co. Ltd.	81,828	4,806,577
Trex Co., Inc. (a)	58,882	6,570,642
Universal Forest Products, Inc.	119,370	4,456,082
		64,956,656
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	111,014	4,221,862
ACCO Brands Corp. (a)	207,771	2,462,086
ADS Waste Holdings, Inc. (a)	86,180	2,100,207
Aqua Metals, Inc. (a)(b)	30,122	54,822
ARC Document Solutions, Inc. (a)	75,100	181,742
Brady Corp. Class A	93,156	3,563,217
Casella Waste Systems, Inc. Class A (a)	77,325	1,977,974
CECO Environmental Corp.	58,997	267,256
CompX International, Inc. Class A	2,075	28,531
Covanta Holding Corp.	233,964	3,825,311
Deluxe Corp.	96,086	7,136,307
Ennis, Inc.	49,114	977,369
Essendant, Inc.	77,899	704,986
Evoqua Water Technologies Corp. (a)	63,716	1,456,548
Healthcare Services Group, Inc. (b)	141,520	7,809,074
Heritage-Crystal Clean, Inc. (a)	28,938	629,402
Herman Miller, Inc.	118,462	4,797,711
HNI Corp.	85,768	3,335,518
Hudson Technologies, Inc. (a)(b)	71,951	451,852
InnerWorkings, Inc. (a)	90,259	903,493
Interface, Inc.	118,999	2,969,025
Kimball International, Inc. Class B	74,310	1,379,937
Knoll, Inc.	95,779	2,197,170
LSC Communications, Inc.	67,290	920,527
Matthews International Corp. Class A	62,775	3,515,400
McGrath RentCorp.	46,426	2,219,163
Mobile Mini, Inc.	86,993	3,292,685
Msa Safety, Inc.	66,275	5,189,995
Multi-Color Corp.	27,053	2,096,608
NL Industries, Inc. (a)	15,792	205,296
Quad/Graphics, Inc.	63,698	1,409,000
R.R. Donnelley & Sons Co.	137,718	1,125,156
SP Plus Corp. (a)	34,878	1,344,547
Steelcase, Inc. Class A	166,637	2,591,205
Team, Inc. (a)(b)	58,227	989,859
Tetra Tech, Inc.	111,095	5,521,422
The Brink's Co.	91,253	7,610,500
U.S. Ecology, Inc.	43,420	2,268,695
UniFirst Corp.	30,341	5,015,367
Viad Corp.	39,992	2,271,546
VSE Corp.	16,953	840,021
		101,858,392
Construction & Engineering - 1.3%
Aegion Corp. (a)	64,107	1,607,804
Ameresco, Inc. Class A (a)	38,585	335,690
Argan, Inc.	29,049	1,266,536
Chicago Bridge & Iron Co. NV (b)	200,300	4,180,261
Comfort Systems U.S.A., Inc.	73,697	3,139,492
Dycom Industries, Inc. (a)(b)	60,011	7,003,884
EMCOR Group, Inc.	117,274	9,532,031
Granite Construction, Inc.	79,030	5,270,511
Great Lakes Dredge & Dock Corp. (a)	114,426	537,802
HC2 Holdings, Inc. (a)	79,958	479,748
Ies Holdings, Inc. (a)(b)	17,970	314,475
KBR, Inc.	279,000	5,674,860
Keane Group, Inc.	79,964	1,321,805
Layne Christensen Co. (a)(b)	35,552	479,596
MasTec, Inc. (a)	132,067	7,052,378
MYR Group, Inc. (a)	31,329	1,061,427
Northwest Pipe Co. (a)	18,816	357,504
NV5 Holdings, Inc. (a)	15,754	768,008
Orion Group Holdings, Inc. (a)	54,065	406,569
Primoris Services Corp.	78,107	2,030,782
Sterling Construction Co., Inc. (a)	51,912	724,172
Tutor Perini Corp. (a)(b)	74,043	1,832,564
		55,377,899
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	12,865	448,345
AZZ, Inc.	51,752	2,354,716
Babcock & Wilcox Enterprises, Inc. (a)(b)	86,552	562,588
Encore Wire Corp.	40,140	2,031,084
Energous Corp. (a)(b)	37,641	699,370
EnerSys	86,530	6,083,924
Generac Holdings, Inc. (a)	120,634	5,902,622
General Cable Corp.	97,555	2,897,384
LSI Industries, Inc.	48,515	385,209
Plug Power, Inc. (a)(b)	455,233	878,600
Powell Industries, Inc.	18,657	608,032
Preformed Line Products Co.	6,303	465,540
Revolution Lighting Technologies, Inc. (a)(b)	22,597	80,219
Sunrun, Inc. (a)(b)	169,983	1,075,992
Thermon Group Holdings, Inc. (a)(b)	64,478	1,494,600
TPI Composites, Inc. (a)	20,936	420,395
Vicor Corp. (a)	34,219	626,208
Vivint Solar, Inc. (a)(b)	53,271	183,785
		27,198,613
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	71,806	2,768,121
Machinery - 3.8%
Actuant Corp. Class A	118,044	2,921,589
Alamo Group, Inc.	18,726	2,154,052
Albany International Corp. Class A	57,595	3,654,403
Altra Industrial Motion Corp.	56,844	2,978,626
American Railcar Industries, Inc. (b)	14,693	576,259
Astec Industries, Inc.	42,086	2,626,166
Barnes Group, Inc.	99,657	6,556,434
Blue Bird Corp. (a)	14,829	313,633
Briggs & Stratton Corp.	82,748	2,000,847
Chart Industries, Inc. (a)	61,019	3,024,712
CIRCOR International, Inc.	32,723	1,734,973
Columbus McKinnon Corp. (NY Shares)	43,588	1,784,929
Commercial Vehicle Group, Inc. (a)	49,222	608,876
Dmc Global, Inc.	27,807	636,780
Douglas Dynamics, Inc.	43,809	1,804,931
Eastern Co.	10,827	289,622
Energy Recovery, Inc. (a)(b)	72,292	558,817
EnPro Industries, Inc.	41,945	3,690,741
ESCO Technologies, Inc.	50,809	3,106,970
ExOne Co. (a)(b)	21,010	206,318
Federal Signal Corp.	116,565	2,370,932
Franklin Electric Co., Inc.	92,244	4,178,653
FreightCar America, Inc.	23,806	370,897
Gencor Industries, Inc. (a)	15,732	264,298
Global Brass & Copper Holdings, Inc.	43,656	1,403,540
Gorman-Rupp Co.	34,625	978,849
Graham Corp.	18,575	397,505
Greenbrier Companies, Inc.	54,430	2,729,665
Hardinge, Inc.	22,553	425,350
Harsco Corp. (a)	159,364	2,852,616
Hillenbrand, Inc.	125,803	5,573,073
Hurco Companies, Inc.	12,034	543,335
Hyster-Yale Materials Handling Class A	20,428	1,730,047
John Bean Technologies Corp.	62,508	7,110,285
Kadant, Inc.	21,599	2,165,300
Kennametal, Inc.	159,277	7,769,532
L.B. Foster Co. Class A (a)	16,065	436,165
Lindsay Corp.	20,698	1,846,469
Lydall, Inc. (a)	33,427	1,597,811
Manitowoc Co., Inc. (a)	63,406	2,541,312
Meritor, Inc. (a)	165,910	4,526,025
Milacron Holdings Corp. (a)	107,251	2,034,551
Miller Industries, Inc.	21,835	568,802
Mueller Industries, Inc.	113,850	3,767,297
Mueller Water Products, Inc. Class A	306,780	3,567,851
Navistar International Corp. New (a)	98,613	4,519,434
NN, Inc.	53,653	1,545,206
Omega Flex, Inc.	5,633	344,514
Park-Ohio Holdings Corp.	17,317	721,253
ProPetro Holding Corp. (b)	112,609	2,103,536
Proto Labs, Inc. (a)	49,392	5,401,015
RBC Bearings, Inc. (a)	46,388	5,844,888
Rexnord Corp. (a)	206,384	5,801,454
Spartan Motors, Inc.	68,403	916,600
SPX Corp. (a)	84,543	2,641,969
SPX Flow, Inc. (a)	82,972	3,847,412
Standex International Corp.	24,974	2,621,021
Sun Hydraulics Corp.	46,982	2,916,643
Tennant Co.	34,949	2,355,563
Titan International, Inc.	99,902	1,329,696
TriMas Corp. (a)	89,936	2,392,298
Twin Disc, Inc. (a)	17,488	515,546
Wabash National Corp. (b)	115,519	2,983,856
Watts Water Technologies, Inc. Class A	55,184	4,400,924
Woodward, Inc.	106,024	8,218,980
		164,401,646
Marine - 0.1%
Costamare, Inc.	101,223	659,974
Eagle Bulk Shipping, Inc. (a)	76,670	363,416
Genco Shipping & Trading Ltd. (a)	14,501	188,658
Matson, Inc.	83,943	2,871,690
Navios Maritime Holdings, Inc. (a)(b)	172,128	209,996
Safe Bulkers, Inc. (a)(b)	95,645	328,062
Scorpio Bulkers, Inc.	117,401	892,248
		5,514,044
Professional Services - 1.3%
Acacia Research Corp. (a)	95,342	347,998
Barrett Business Services, Inc.	13,840	964,510
BG Staffing, Inc.	12,986	206,218
CBIZ, Inc. (a)	101,770	1,679,205
Cogint, Inc. (a)(b)	38,342	139,948
CRA International, Inc.	15,718	729,787
Exponent, Inc.	50,713	3,760,369
Forrester Research, Inc.	19,821	865,187
Franklin Covey Co. (a)	19,176	552,269
FTI Consulting, Inc. (a)	75,297	3,273,161
GP Strategies Corp. (a)	24,301	606,310
Heidrick & Struggles International, Inc.	36,999	976,774
Hill International, Inc. (a)	67,343	383,855
Huron Consulting Group, Inc. (a)	43,802	1,758,650
ICF International, Inc. (a)	35,530	1,886,643
Insperity, Inc.	71,789	4,397,076
Kelly Services, Inc. Class A (non-vtg.)	60,451	1,711,368
Kforce, Inc.	47,412	1,230,341
Korn/Ferry International	104,240	4,644,934
MISTRAS Group, Inc. (a)	35,487	756,228
Navigant Consulting, Inc. (a)	92,374	1,895,514
On Assignment, Inc. (a)	99,566	7,623,769
Resources Connection, Inc.	57,373	938,049
RPX Corp.	91,785	1,288,661
TriNet Group, Inc. (a)	81,928	3,594,181
TrueBlue, Inc. (a)	80,930	2,213,436
WageWorks, Inc. (a)	78,882	4,776,305
Willdan Group, Inc. (a)	15,063	341,328
		53,542,074
Road & Rail - 0.9%
ArcBest Corp.	51,204	1,820,302
Avis Budget Group, Inc. (a)(b)	143,949	6,471,947
Covenant Transport Group, Inc. Class A (a)	24,113	707,234
Daseke, Inc. (a)(b)	47,980	647,730
Heartland Express, Inc.	94,626	2,147,064
Knight-Swift Transportation Holdings, Inc. Class A	249,144	12,404,880
Marten Transport Ltd.	77,728	1,803,290
Roadrunner Transportation Systems, Inc. (a)	59,145	329,438
Saia, Inc. (a)	50,289	3,799,334
Schneider National, Inc. Class B (b)	82,986	2,429,830
Universal Logistics Holdings, Inc.	16,137	375,185
Werner Enterprises, Inc.	94,556	3,848,429
YRC Worldwide, Inc. (a)	64,736	1,033,834
		37,818,497
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	95,638	2,258,970
Applied Industrial Technologies, Inc.	76,041	5,608,024
Beacon Roofing Supply, Inc. (a)	132,831	8,036,276
BMC Stock Holdings, Inc. (a)	129,824	2,908,058
CAI International, Inc. (a)	30,896	873,121
DXP Enterprises, Inc. (a)	31,850	1,089,589
EnviroStar, Inc. (b)	7,158	274,151
GATX Corp. (b)	75,815	5,393,479
H&E Equipment Services, Inc.	62,416	2,457,942
Herc Holdings, Inc. (a)	48,180	3,166,390
Huttig Building Products, Inc. (a)	46,117	325,586
Kaman Corp.	55,068	3,452,764
Lawson Products, Inc. (a)	12,688	301,340
MRC Global, Inc. (a)	178,723	3,213,440
Nexeo Solutions, Inc. (a)	51,590	486,494
Now, Inc. (a)(b)	212,096	2,500,612
Rush Enterprises, Inc.:
Class A (a)	60,635	3,277,322
Class B (a)	9,949	505,608
SiteOne Landscape Supply, Inc. (a)(b)	67,458	5,137,601
Textainer Group Holdings Ltd. (a)(b)	53,575	1,312,588
Titan Machinery, Inc. (a)	37,386	803,425
Triton International Ltd.	93,337	3,602,808
Veritiv Corp. (a)	22,947	658,579
Willis Lease Finance Corp. (a)	6,818	184,086
		57,828,253
Transportation Infrastructure - 0.0%
SEACOR Marine Holdings, Inc. (b)	31,827	476,132

TOTAL INDUSTRIALS		657,919,107

INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.5%
ADTRAN, Inc.	96,221	1,539,536
Aerohive Networks, Inc. (a)	63,145	259,526
Applied Optoelectronics, Inc. (a)(b)	36,885	1,194,705
CalAmp Corp. (a)	69,113	1,691,886
Calix Networks, Inc. (a)	88,764	568,090
Carvana Co. Class A (b)	27,685	528,507
Ciena Corp. (a)	280,320	5,965,210
Clearfield, Inc. (a)	22,416	290,287
Comtech Telecommunications Corp.	46,419	1,004,043
Digi International, Inc. (a)	51,988	538,076
EMCORE Corp. (a)	52,085	351,574
Extreme Networks, Inc. (a)	222,740	3,347,782
Finisar Corp. (a)(b)	227,054	4,077,890
Harmonic, Inc. (a)(b)	158,762	579,481
Infinera Corp. (a)(b)	291,258	1,884,439
InterDigital, Inc.	68,685	5,360,864
KVH Industries, Inc. (a)	30,718	339,434
Lumentum Holdings, Inc. (a)(b)	122,661	5,679,204
NETGEAR, Inc. (a)	62,035	4,323,840
NetScout Systems, Inc. (a)	167,346	4,769,361
Oclaro, Inc. (a)(b)	327,663	1,946,318
Plantronics, Inc.	65,973	3,891,747
Quantenna Communications, Inc. (a)(b)	43,306	595,891
Sonus Networks, Inc. (a)	95,580	667,148
Ubiquiti Networks, Inc. (a)(b)	44,438	3,584,813
ViaSat, Inc. (a)(b)	105,938	8,011,032
Viavi Solutions, Inc. (a)	454,959	3,903,548
		66,894,232
Electronic Equipment & Components - 2.8%
Akoustis Technologies, Inc. (a)(b)	23,753	138,242
Anixter International, Inc. (a)	57,822	4,839,701
AVX Corp.	92,202	1,654,104
Badger Meter, Inc.	55,418	2,671,148
Bel Fuse, Inc. Class B (non-vtg.)	18,897	388,333
Belden, Inc.	83,875	7,110,084
Benchmark Electronics, Inc. (a)	98,764	2,859,218
Cardtronics PLC (a)	91,111	2,228,575
Control4 Corp. (a)	49,952	1,354,199
CTS Corp.	64,718	1,779,745
Daktronics, Inc.	70,346	651,404
Electro Scientific Industries, Inc. (a)(b)	63,090	1,477,568
ePlus, Inc. (a)	25,975	2,005,270
Fabrinet	71,966	1,785,476
FARO Technologies, Inc. (a)	32,807	1,768,297
Fitbit, Inc. (a)(b)	383,982	1,977,507
II-VI, Inc. (a)	120,410	5,135,487
Insight Enterprises, Inc. (a)	70,730	2,625,498
Iteris, Inc. (a)	45,487	307,492
Itron, Inc. (a)	68,059	4,981,919
KEMET Corp. (a)	110,091	2,241,453
Kimball Electronics, Inc. (a)	52,054	962,999
Knowles Corp. (a)(b)	174,115	2,653,513
Littelfuse, Inc.	48,042	10,441,448
Maxwell Technologies, Inc. (a)(b)	71,049	411,374
Mesa Laboratories, Inc. (b)	6,373	901,843
Methode Electronics, Inc. Class A	71,320	2,913,422
MicroVision, Inc. (a)(b)	154,445	183,790
MTS Systems Corp. (b)	34,095	1,767,826
Napco Security Technolgies, Inc. (a)	22,598	206,772
Novanta, Inc. (a)	63,770	3,692,283
OSI Systems, Inc. (a)	35,454	2,342,800
Park Electrochemical Corp.	38,099	697,212
PC Connection, Inc.	22,863	599,011
PC Mall, Inc. (a)(b)	18,840	166,734
Plexus Corp. (a)	66,979	4,001,995
RadiSys Corp. (a)	65,459	56,949
Rogers Corp. (a)	35,778	5,895,499
Sanmina Corp. (a)	142,074	3,715,235
ScanSource, Inc. (a)	49,318	1,686,676
SYNNEX Corp.	57,565	7,064,952
Systemax, Inc.	22,922	711,728
Tech Data Corp. (a)	69,680	6,986,814
TTM Technologies, Inc. (a)(b)	182,973	3,017,225
VeriFone Systems, Inc. (a)	221,782	3,921,106
Vishay Intertechnology, Inc.	264,221	5,799,651
Vishay Precision Group, Inc. (a)	20,593	564,248
		121,343,825
Internet Software & Services - 3.2%
2U, Inc. (a)(b)	95,393	7,084,838
Actua Corp.	58,242	908,575
Alarm.com Holdings, Inc. (a)	40,084	1,538,424
Amber Road, Inc. (a)	38,622	280,396
AppFolio, Inc. (a)	18,731	793,258
Apptio, Inc. Class A (a)	46,862	1,197,324
Bazaarvoice, Inc. (a)	166,902	917,961
Benefitfocus, Inc. (a)(b)	31,281	788,281
BlackLine, Inc. (a)	31,497	1,046,645
Blucora, Inc. (a)	87,483	2,134,585
Box, Inc. Class A (a)	161,171	3,584,443
Brightcove, Inc. (a)	66,664	449,982
Carbonite, Inc. (a)	50,312	1,267,862
Care.com, Inc. (a)	27,637	506,863
ChannelAdvisor Corp. (a)	49,927	454,336
Cimpress NV (a)(b)	49,708	6,333,296
Cloudera, Inc.	193,918	3,630,145
CommerceHub, Inc.:
Series A (a)(b)	23,611	477,414
Series C (a)	61,561	1,187,512
Cornerstone OnDemand, Inc. (a)	105,632	4,344,644
Coupa Software, Inc. (a)	62,841	2,402,411
DHI Group, Inc. (a)	91,637	164,947
Endurance International Group Holdings, Inc. (a)(b)	114,247	948,250
Envestnet, Inc. (a)	85,714	4,607,128
Etsy, Inc. (a)	239,763	4,497,954
Five9, Inc. (a)	106,582	2,772,198
Gogo, Inc. (a)(b)	114,034	1,099,288
GrubHub, Inc. (a)(b)	170,752	12,336,832
GTT Communications, Inc. (a)(b)	61,355	2,831,533
Hortonworks, Inc. (a)	99,339	1,981,813
Instructure, Inc. (a)	43,943	1,577,554
Internap Network Services Corp. (a)	40,496	677,498
j2 Global, Inc. (b)	92,637	7,410,034
Leaf Group Ltd. (a)	24,282	212,468
Limelight Networks, Inc. (a)	151,022	661,476
Liquidity Services, Inc. (a)	50,947	244,546
LivePerson, Inc. (a)	109,332	1,306,517
MeetMe, Inc. (a)(b)	136,570	376,933
MINDBODY, Inc. (a)(b)	85,037	2,989,051
MuleSoft, Inc. Class A	48,645	1,195,694
New Relic, Inc. (a)	60,751	3,628,657
NIC, Inc.	126,622	2,101,925
Nutanix, Inc. Class A (a)(b)	212,605	6,824,621
Okta, Inc.	38,939	1,146,754
Ominto, Inc. (a)(b)	27,469	93,395
Q2 Holdings, Inc. (a)	62,029	2,626,928
QuinStreet, Inc. (a)	73,083	681,864
Quotient Technology, Inc. (a)	149,309	1,761,846
Reis, Inc.	17,338	359,764
SecureWorks Corp. (a)	15,785	152,799
Shutterstock, Inc. (a)(b)	36,770	1,627,440
SPS Commerce, Inc. (a)	33,395	1,756,577
Stamps.com, Inc. (a)(b)	32,409	6,606,575
TechTarget, Inc. (a)	40,579	636,279
The Trade Desk, Inc. (a)(b)	46,848	2,271,191
Tintri, Inc.	17,423	97,917
TrueCar, Inc. (a)(b)	139,051	1,639,411
Tucows, Inc. (a)(b)	18,090	980,478
Twilio, Inc. Class A (a)(b)	123,705	3,246,019
Veritone, Inc. (b)	5,090	90,348
Web.com Group, Inc. (a)	76,038	1,767,884
XO Group, Inc. (a)	48,234	921,269
Yelp, Inc. (a)	158,581	6,949,019
Yext, Inc.	46,035	554,722
		137,744,591
IT Services - 1.8%
Acxiom Corp. (a)	157,335	4,259,058
Blackhawk Network Holdings, Inc. (a)	108,376	4,925,689
CACI International, Inc. Class A (a)	48,442	6,808,523
Cass Information Systems, Inc.	24,431	1,415,776
Convergys Corp.	186,554	4,341,112
CSG Systems International, Inc.	66,706	3,013,110
EPAM Systems, Inc. (a)	98,932	11,622,531
Everi Holdings, Inc. (a)	129,751	1,004,273
EVERTEC, Inc.	119,475	1,869,784
ExlService Holdings, Inc. (a)	64,851	3,939,698
Hackett Group, Inc.	47,400	758,874
Information Services Group, Inc. (a)	64,392	274,310
ManTech International Corp. Class A	51,263	2,669,264
Maximus, Inc.	127,429	8,688,109
MoneyGram International, Inc. (a)	57,485	694,419
Perficient, Inc. (a)	69,501	1,346,234
Presidio, Inc. (b)	42,814	783,924
Science Applications International Corp.	86,013	6,592,896
ServiceSource International, Inc. (a)	151,672	515,685
StarTek, Inc. (a)	21,636	270,450
Sykes Enterprises, Inc. (a)	77,421	2,401,599
Syntel, Inc. (a)	65,293	1,472,357
Travelport Worldwide Ltd.	247,657	3,370,612
Ttec Holdings, Inc.	27,805	1,103,859
Unisys Corp. (a)(b)	99,507	885,612
Virtusa Corp. (a)	53,478	2,386,188
		77,413,946
Semiconductors & Semiconductor Equipment - 3.1%
Acacia Communications, Inc. (a)(b)	37,176	1,372,166
Advanced Energy Industries, Inc. (a)	78,887	5,611,232
Alpha & Omega Semiconductor Ltd. (a)	39,276	659,444
Ambarella, Inc. (a)(b)	64,339	3,242,686
Amkor Technology, Inc. (a)	201,335	2,025,430
Aquantia Corp. (a)	13,509	176,698
Axcelis Technologies, Inc. (a)	59,314	1,536,233
AXT, Inc. (a)	74,484	588,424
Brooks Automation, Inc.	136,425	3,806,258
Cabot Microelectronics Corp.	49,408	5,034,181
Ceva, Inc. (a)	43,233	1,902,252
Cirrus Logic, Inc. (a)	128,358	6,362,706
Cohu, Inc.	55,165	1,256,107
Cree, Inc. (a)(b)	194,331	6,706,363
CyberOptics Corp. (a)(b)	13,306	202,917
Diodes, Inc. (a)	76,966	2,169,672
DSP Group, Inc. (a)	44,330	580,723
Entegris, Inc.	282,736	9,203,057
Experi Corp.	96,857	2,174,440
FormFactor, Inc. (a)	142,737	2,048,276
GSI Technology, Inc. (a)	29,220	234,637
Ichor Holdings Ltd. (a)(b)	36,678	1,170,762
Impinj, Inc. (a)(b)	35,675	798,050
Inphi Corp. (a)(b)	83,585	2,496,684
Integrated Device Technology, Inc. (a)	266,656	7,973,014
Kopin Corp. (a)(b)	121,000	401,720
Lattice Semiconductor Corp. (a)	245,410	1,597,619
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	80,692	2,509,521
MaxLinear, Inc. Class A (a)	122,535	3,160,178
MKS Instruments, Inc.	107,198	10,966,355
Monolithic Power Systems, Inc.	79,379	9,455,626
Nanometrics, Inc. (a)	48,591	1,203,599
NeoPhotonics Corp. (a)(b)	66,341	372,173
NVE Corp.	9,352	783,885
PDF Solutions, Inc. (a)(b)	54,527	745,929
Photronics, Inc. (a)	135,861	1,141,232
Pixelworks, Inc. (a)	56,120	341,771
Power Integrations, Inc.	56,923	4,252,148
Rambus, Inc. (a)	215,850	2,726,186
Rudolph Technologies, Inc. (a)	62,379	1,634,330
Semtech Corp. (a)	128,658	4,605,956
Sigma Designs, Inc. (a)	72,179	407,811
Silicon Laboratories, Inc. (a)	83,287	8,012,209
SMART Global Holdings, Inc.	12,154	440,826
SunPower Corp. (a)(b)	119,266	945,779
Synaptics, Inc. (a)(b)	68,488	2,968,270
Ultra Clean Holdings, Inc. (a)	64,953	1,408,831
Veeco Instruments, Inc. (a)	93,334	1,554,011
Xcerra Corp. (a)	105,737	1,055,255
		132,023,632
Software - 3.7%
8x8, Inc. (a)	174,990	3,097,323
A10 Networks, Inc. (a)	98,755	605,368
ACI Worldwide, Inc. (a)	231,381	5,423,571
Agilysys, Inc. (a)	30,247	362,964
American Software, Inc. Class A	54,956	688,599
Aspen Technology, Inc. (a)	145,403	11,261,462
Barracuda Networks, Inc. (a)	49,515	1,364,138
Blackbaud, Inc.	94,793	9,083,065
Bottomline Technologies, Inc. (a)	79,039	2,884,924
BroadSoft, Inc. (a)(b)	62,836	3,449,696
Callidus Software, Inc. (a)	134,666	4,841,243
CommVault Systems, Inc. (a)	79,046	4,217,104
Digimarc Corp. (a)(b)	20,354	628,939
Ebix, Inc. (b)	47,641	3,911,326
Ellie Mae, Inc. (a)(b)	67,188	6,282,078
Everbridge, Inc. (a)	34,589	1,116,533
Fair Isaac Corp.	59,279	10,235,112
Forescout Technologies, Inc. (a)	10,464	318,315
Glu Mobile, Inc. (a)	207,175	774,835
HubSpot, Inc. (a)(b)	67,908	6,590,471
Imperva, Inc. (a)	67,471	2,951,856
Majesco (a)	8,537	49,429
MicroStrategy, Inc. Class A (a)	19,005	2,617,559
Mitek Systems, Inc. (a)	62,531	487,742
MobileIron, Inc. (a)	115,524	519,858
Model N, Inc. (a)	47,183	705,386
Monotype Imaging Holdings, Inc.	82,195	1,968,570
Park City Group, Inc. (a)(b)	24,601	212,799
Paycom Software, Inc. (a)(b)	98,002	8,980,903
Paylocity Holding Corp. (a)	52,559	2,748,310
Pegasystems, Inc.	72,638	3,693,642
Progress Software Corp.	94,360	4,701,959
Proofpoint, Inc. (a)(b)	86,927	8,868,293
PROS Holdings, Inc. (a)	53,183	1,544,434
QAD, Inc. Class A	19,656	847,174
Qualys, Inc. (a)	63,756	3,984,750
Rapid7, Inc. (a)	41,978	1,006,632
RealNetworks, Inc. (a)	46,788	145,043
RealPage, Inc. (a)	116,872	5,814,382
RingCentral, Inc. (a)	129,044	7,007,089
Rosetta Stone, Inc. (a)	35,386	452,233
SendGrid, Inc. (a)	16,817	377,878
Synchronoss Technologies, Inc. (a)(b)	85,764	689,543
TeleNav, Inc. (a)	57,494	324,841
The Rubicon Project, Inc. (a)	83,370	160,070
TiVo Corp.	237,937	3,319,221
Upland Software, Inc. (a)	16,612	384,236
Varonis Systems, Inc. (a)	38,644	2,098,369
Vasco Data Security International, Inc. (a)	61,309	882,850
Verint Systems, Inc. (a)	126,669	5,288,431
VirnetX Holding Corp. (a)(b)	98,486	339,777
Workiva, Inc. (a)	50,084	1,116,873
Zendesk, Inc. (a)	197,828	7,620,335
Zix Corp. (a)	103,587	438,173
		159,485,706
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	217,671	2,228,951
Avid Technology, Inc. (a)	65,697	354,764
CPI Card Group (b)	7,248	20,947
Cray, Inc. (a)	79,137	1,919,072
Diebold Nixdorf, Inc. (b)	151,444	2,794,142
Eastman Kodak Co. (a)(b)	32,984	262,223
Electronics for Imaging, Inc. (a)	92,092	2,692,770
Immersion Corp. (a)(b)	57,230	594,047
Intevac, Inc. (a)	41,196	280,133
Pure Storage, Inc. Class A (a)(b)	192,417	3,875,278
Quantum Corp. (a)(b)	56,016	346,739
Stratasys Ltd. (a)(b)	100,100	2,141,139
Super Micro Computer, Inc. (a)(b)	76,939	1,756,133
U.S.A. Technologies, Inc. (a)	94,931	802,167
		20,068,505

TOTAL INFORMATION TECHNOLOGY		714,974,437

MATERIALS - 4.4%
Chemicals - 2.1%
A. Schulman, Inc.	56,431	2,200,809
Advanced Emissions Solutions, Inc. (b)	38,958	314,001
AdvanSix, Inc. (a)	59,808	2,360,024
AgroFresh Solutions, Inc. (a)	43,422	327,402
American Vanguard Corp.	57,850	1,223,528
Balchem Corp.	63,048	4,980,792
Calgon Carbon Corp. (b)	101,216	2,160,962
Chase Corp.	14,209	1,596,381
Codexis, Inc. (a)	80,166	689,428
Core Molding Technologies, Inc.	14,609	303,867
Ferro Corp. (a)	166,006	3,904,461
Flotek Industries, Inc. (a)(b)	111,091	611,001
FutureFuel Corp.	49,125	658,275
H.B. Fuller Co.	99,994	5,184,689
Hawkins, Inc.	19,115	674,760
Ingevity Corp. (a)	84,668	6,142,663
Innophos Holdings, Inc.	38,644	1,788,058
Innospec, Inc.	47,600	3,417,680
Intrepid Potash, Inc. (a)(b)	190,236	740,018
KMG Chemicals, Inc.	25,834	1,569,416
Koppers Holdings, Inc. (a)	40,754	1,866,533
Kraton Performance Polymers, Inc. (a)	59,563	2,993,636
Kronos Worldwide, Inc.	44,717	1,227,482
LSB Industries, Inc. (a)(b)	41,999	356,572
Minerals Technologies, Inc.	69,863	5,250,204
OMNOVA Solutions, Inc. (a)	84,919	934,109
PolyOne Corp.	160,046	6,955,599
PQ Group Holdings, Inc.	58,433	954,795
Quaker Chemical Corp.	25,862	3,980,162
Rayonier Advanced Materials, Inc. (b)	85,624	1,620,006
Sensient Technologies Corp.	87,994	6,322,369
Stepan Co.	39,819	3,122,606
Trecora Resources (a)	39,043	519,272
Tredegar Corp.	50,693	930,217
Trinseo SA	88,359	7,285,200
Tronox Ltd. Class A	178,088	3,495,867
Valhi, Inc.	49,807	288,383
		88,951,227
Construction Materials - 0.2%
Forterra, Inc. (a)(b)	37,399	259,923
Foundation Building Materials, Inc. (b)	29,229	433,466
Summit Materials, Inc.	220,255	7,037,147
U.S. Concrete, Inc. (a)(b)	31,521	2,453,910
United States Lime & Minerals, Inc.	3,919	300,783
		10,485,229
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	50,422	2,980,949
Class B	11,319	720,454
Myers Industries, Inc.	46,520	976,920
UFP Technologies, Inc. (a)	12,366	360,469
		5,038,792
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	625,660	3,165,840
Allegheny Technologies, Inc. (a)(b)	249,154	6,717,192
Ampco-Pittsburgh Corp.	16,811	228,630
Atkore International Group, Inc. (a)	66,445	1,553,484
Carpenter Technology Corp.	92,125	4,735,225
Century Aluminum Co. (a)(b)	99,584	2,215,744
Cliffs Natural Resources, Inc. (a)(b)	591,171	4,049,521
Coeur d'Alene Mines Corp. (a)	367,107	2,951,540
Commercial Metals Co.	229,286	5,512,035
Compass Minerals International, Inc. (b)	67,316	4,907,336
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	101,547	458,992
Haynes International, Inc.	24,410	873,878
Hecla Mining Co.	783,548	3,008,824
Kaiser Aluminum Corp.	32,906	3,627,557
Klondex Mines Ltd. (a)	359,403	790,687
Materion Corp.	39,862	1,981,141
Olympic Steel, Inc.	18,115	422,261
Ryerson Holding Corp. (a)	33,087	330,870
Schnitzer Steel Industries, Inc. Class A	52,288	1,788,250
SunCoke Energy, Inc. (a)	127,181	1,411,709
TimkenSteel Corp. (a)(b)	79,470	1,286,619
Worthington Industries, Inc.	88,485	4,137,559
		56,154,895
Paper & Forest Products - 0.7%
Boise Cascade Co.	76,829	3,415,049
Clearwater Paper Corp. (a)	32,644	1,535,900
Deltic Timber Corp.	21,608	2,042,388
Kapstone Paper & Packaging Corp.	172,959	5,991,300
Louisiana-Pacific Corp. (a)	289,400	8,569,134
Neenah, Inc. (b)	32,993	2,985,867
P.H. Glatfelter Co.	86,445	2,019,355
Schweitzer-Mauduit International, Inc.	60,124	2,722,415
Verso Corp. (a)	67,805	1,088,948
		30,370,356

TOTAL MATERIALS		191,000,499

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust (SBI)	165,553	4,065,982
Agree Realty Corp.	56,229	2,706,864
Alexander & Baldwin, Inc.	135,153	3,584,258
Alexanders, Inc.	4,256	1,546,460
Altisource Residential Corp. Class B	97,319	1,071,482
American Assets Trust, Inc.	79,709	2,810,539
Armada Hoffler Properties, Inc.	87,443	1,258,305
Ashford Hospitality Prime, Inc.	50,953	459,596
Ashford Hospitality Trust, Inc.	151,386	974,926
Bluerock Residential Growth (REIT), Inc.	47,706	399,776
CareTrust (REIT), Inc.	148,959	2,366,959
CatchMark Timber Trust, Inc.	85,107	1,120,859
CBL & Associates Properties, Inc. (b)	332,877	1,850,796
Cedar Realty Trust, Inc.	173,450	886,330
Chatham Lodging Trust	88,239	1,976,554
Chesapeake Lodging Trust	116,852	3,198,239
City Office REIT, Inc.	60,390	705,355
Clipper Realty, Inc.	31,208	294,916
Community Healthcare Trust, Inc.	33,798	900,379
CorEnergy Infrastructure Trust, Inc. (b)	24,726	947,748
Cousins Properties, Inc.	829,197	7,462,773
DiamondRock Hospitality Co.	397,112	4,670,037
Easterly Government Properties, Inc. (b)	83,938	1,748,429
EastGroup Properties, Inc.	66,541	5,776,424
Education Realty Trust, Inc.	151,210	4,994,466
Farmland Partners, Inc. (b)	61,895	504,444
First Industrial Realty Trust, Inc.	236,111	7,286,385
Four Corners Property Trust, Inc.	123,129	2,905,844
Franklin Street Properties Corp.	208,932	2,118,570
Getty Realty Corp.	63,002	1,653,172
Gladstone Commercial Corp.	53,869	1,023,511
Global Medical REIT, Inc. (b)	34,887	279,794
Global Net Lease, Inc.	134,300	2,463,062
Government Properties Income Trust	189,148	3,245,780
Gramercy Property Trust	317,221	8,006,658
Healthcare Realty Trust, Inc. (b)	243,906	7,285,472
Hersha Hospitality Trust	76,263	1,414,679
Independence Realty Trust, Inc.	170,688	1,568,623
InfraReit, Inc.	84,526	1,604,303
Investors Real Estate Trust	237,038	1,344,005
iStar Financial, Inc. (a)(b)	133,000	1,403,150
Jernigan Capital, Inc. (b)	27,019	479,317
Kite Realty Group Trust	163,831	2,762,191
LaSalle Hotel Properties (SBI)	225,982	6,901,490
Lexington Corporate Properties Trust	435,193	3,925,441
LTC Properties, Inc.	79,145	3,243,362
Mack-Cali Realty Corp.	180,810	3,628,857
MedEquities Realty Trust, Inc.	55,165	602,402
Monmouth Real Estate Investment Corp. Class A	140,753	2,405,469
National Health Investors, Inc.	79,786	5,627,307
National Storage Affiliates Trust	88,637	2,248,721
New Senior Investment Group, Inc.	161,718	1,238,760
NexPoint Residential Trust, Inc.	33,736	894,341
NorthStar Realty Europe Corp.	106,536	1,270,974
One Liberty Properties, Inc.	28,708	701,624
Pebblebrook Hotel Trust	136,612	5,327,868
Pennsylvania Real Estate Investment Trust (SBI) (b)	135,670	1,514,077
Physicians Realty Trust	356,962	5,818,481
Potlatch Corp.	80,316	4,248,716
Preferred Apartment Communities, Inc. Class A	72,717	1,212,192
PS Business Parks, Inc.	39,414	4,812,844
QTS Realty Trust, Inc. Class A (b)	97,909	4,875,868
Quality Care Properties, Inc. (a)	188,306	2,542,131
RAIT Financial Trust	170,916	109,215
Ramco-Gershenson Properties Trust (SBI)	156,088	2,063,483
Retail Opportunity Investments Corp.	215,872	3,965,569
Rexford Industrial Realty, Inc.	153,760	4,565,134
RLJ Lodging Trust	337,719	7,808,063
Ryman Hospitality Properties, Inc.	87,726	6,715,425
Sabra Health Care REIT, Inc. (b)	352,047	6,372,051
Safety Income and Growth, Inc.	21,803	383,951
Saul Centers, Inc.	22,303	1,220,643
Select Income REIT	125,258	2,800,769
Seritage Growth Properties (b)	50,486	2,080,023
Stag Industrial, Inc.	189,123	4,788,594
Summit Hotel Properties, Inc.	205,940	3,190,011
Sunstone Hotel Investors, Inc.	449,336	7,571,312
Terreno Realty Corp.	106,351	3,786,096
The GEO Group, Inc.	243,247	5,485,220
TIER REIT, Inc.	95,115	1,846,182
UMH Properties, Inc.	61,192	818,749
Universal Health Realty Income Trust (SBI)	25,345	1,686,710
Urban Edge Properties	206,310	4,823,528
Urstadt Biddle Properties, Inc. Class A	57,757	1,121,641
Washington REIT (SBI)	156,929	4,497,585
Whitestone REIT Class B (b)	73,536	966,263
WP Glimcher, Inc. (b)	368,447	2,424,381
Xenia Hotels & Resorts, Inc.	213,870	4,747,914
		254,006,849
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)(b)	21,661	606,508
Consolidated-Tomoka Land Co.	7,977	527,838
Forestar Group, Inc. (a)(b)	20,478	499,663
FRP Holdings, Inc. (a)	12,730	635,864
Griffin Industrial Realty, Inc.	1,357	50,345
HFF, Inc.	73,136	3,599,023
Kennedy-Wilson Holdings, Inc.	240,621	4,271,023
Marcus & Millichap, Inc. (a)	32,287	1,054,171
Maui Land & Pineapple, Inc. (a)	12,734	175,093
RE/MAX Holdings, Inc.	35,419	1,747,928
Redfin Corp. (b)	21,344	433,283
Stratus Properties, Inc.	11,252	344,311
Tejon Ranch Co. (a)	36,743	801,365
The St. Joe Co. (a)(b)	88,310	1,660,228
Transcontinental Realty Investors, Inc. (a)	2,980	97,357
Trinity Place Holdings, Inc. (a)	35,075	237,107
		16,741,107

TOTAL REAL ESTATE		270,747,956

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	20,702	1,228,871
Cincinnati Bell, Inc. (a)	83,971	1,448,500
Cogent Communications Group, Inc.	82,445	3,718,270
Consolidated Communications Holdings, Inc. (b)	129,653	1,614,180
Frontier Communications Corp. (b)	157,369	1,288,852
General Communications, Inc. Class A (a)	52,569	2,204,218
Globalstar, Inc. (a)(b)	1,123,774	1,179,963
Hawaiian Telcom Holdco, Inc. (a)	11,899	341,382
IDT Corp. Class B	35,670	387,733
Intelsat SA (a)(b)	68,416	192,249
Iridium Communications, Inc. (a)(b)	167,484	2,127,047
Ooma, Inc. (a)	32,425	332,356
ORBCOMM, Inc. (a)	136,512	1,568,523
PDVWireless, Inc. (a)	18,973	652,671
Straight Path Communications, Inc. Class B (a)	19,387	3,538,128
Vonage Holdings Corp. (a)	408,237	4,568,172
WideOpenWest, Inc. (b)	41,319	423,107
Windstream Holdings, Inc. (b)	365,232	602,633
		27,416,855
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	75,163	1,822,703
Shenandoah Telecommunications Co.	92,862	3,157,308
Spok Holdings, Inc.	40,282	628,399
		5,608,410

TOTAL TELECOMMUNICATION SERVICES		33,025,265

UTILITIES - 3.2%
Electric Utilities - 0.9%
Allete, Inc.	101,511	7,353,457
El Paso Electric Co.	80,295	4,191,399
Genie Energy Ltd. Class B	26,016	113,690
IDACORP, Inc.	100,094	8,636,110
MGE Energy, Inc.	69,941	4,182,472
Otter Tail Corp.	78,238	3,332,939
PNM Resources, Inc.	158,353	6,033,249
Portland General Electric Co.	177,384	7,512,212
Spark Energy, Inc. Class A, (b)	22,941	227,116
		41,582,644
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	31,589	2,321,792
New Jersey Resources Corp.	171,191	6,642,211
Northwest Natural Gas Co.	56,487	3,239,529
ONE Gas, Inc.	103,569	7,335,792
RGC Resources, Inc.	12,899	314,736
South Jersey Industries, Inc.	159,907	4,707,662
Southwest Gas Holdings, Inc.	94,417	6,947,203
Spire, Inc.	93,865	6,242,023
WGL Holdings, Inc.	100,783	8,487,944
		46,238,892
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	233,694	499,687
Dynegy, Inc. (a)	219,418	2,747,113
NRG Yield, Inc.:
Class A	67,190	1,265,188
Class C (b)	132,474	2,503,759
Ormat Technologies, Inc. (b)	80,121	5,614,880
Pattern Energy Group, Inc. (b)	155,786	3,212,307
Terraform Power, Inc.	89,242	972,738
		16,815,672
Multi-Utilities - 0.4%
Avista Corp.	126,445	6,367,770
Black Hills Corp. (b)	106,083	5,892,911
NorthWestern Energy Corp.	96,634	5,251,092
Unitil Corp.	27,312	1,207,464
		18,719,237
Water Utilities - 0.4%
American States Water Co.	72,503	4,003,616
AquaVenture Holdings Ltd. (a)(b)	22,258	338,544
Artesian Resources Corp. Class A	15,224	566,028
Cadiz, Inc. (a)(b)	42,077	612,220
California Water Service Group	95,932	3,904,432
Connecticut Water Service, Inc.	24,223	1,285,030
Consolidated Water Co., Inc.	28,205	377,947
Global Water Resources, Inc.	20,023	178,205
Middlesex Water Co.	31,210	1,175,369
Pure Cycle Corp. (a)	33,611	290,735
Select Energy Services, Inc. Class A (b)	53,606	960,620
SJW Corp.	32,912	1,969,454
York Water Co.	25,374	803,087
		16,465,287

TOTAL UTILITIES		139,821,732

TOTAL COMMON STOCKS
(Cost $3,481,818,637)		4,274,193,941
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (d)
(Cost $1,990,900)	2,000,000	1,988,333
	Shares	Value

Money Market Funds - 20.6%
Fidelity Cash Central Fund, 1.39% (e)	37,984,154	$37,991,750
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	850,106,948	850,191,959
TOTAL MONEY MARKET FUNDS
(Cost $888,158,174)		888,183,709
TOTAL INVESTMENT IN SECURITIES - 119.9%
(Cost $4,371,967,711)		5,164,365,983
NET OTHER ASSETS (LIABILITIES) - (19.9)%		(855,385,574)
NET ASSETS - 100%		$4,308,980,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	461	March 2018	$36,326,800	$851,661	$851,661

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,533,999.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$336,327
Fidelity Securities Lending Cash Central Fund	5,888,617
Total	$6,224,944

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$532,133,595	$532,133,595	$--	$--
Consumer Staples	111,061,490	111,061,490	--	--
Energy	164,026,279	164,026,279	--	--
Financials	773,545,007	773,545,007	--	--
Health Care	685,938,574	685,442,874	--	495,700
Industrials	657,919,107	657,919,107	--	--
Information Technology	714,974,437	714,974,437	--	--
Materials	191,000,499	191,000,498	--	1
Real Estate	270,747,956	270,747,956	--	--
Telecommunication Services	33,025,265	33,025,265	--	--
Utilities	139,821,732	139,821,732	--	--
U.S. Government and Government Agency Obligations	1,988,333	--	1,988,333	--
Money Market Funds	888,183,709	888,183,709	--	--
Total Investments in Securities:	$5,164,365,983	$5,161,881,949	$1,988,333	$495,701
Derivative Instruments:
Assets
Futures Contracts	$851,661	$851,661	$--	$--
Total Assets	$851,661	$851,661	$--	$--
Total Derivative Instruments:	$851,661	$851,661	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

January 31, 2018

LC2-QTLY-0318
1.9871051.101

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.2%
Adient PLC (a)	6,615	$428,652
BorgWarner, Inc.	13,674	769,299
Gentex Corp.	6,468	153,162
Lear Corp.	743	143,503
The Goodyear Tire & Rubber Co.	17,034	593,124
		2,087,740
Automobiles - 0.8%
Ford Motor Co.	278,545	3,055,639
General Motors Co.	92,018	3,902,483
Harley-Davidson, Inc. (a)	3,040	147,318
		7,105,440
Distributors - 0.1%
Genuine Parts Co.	6,442	670,419
LKQ Corp. (b)	18,374	772,259
		1,442,678
Diversified Consumer Services - 0.0%
Graham Holdings Co.	320	190,224
H&R Block, Inc.	12,021	319,037
		509,261
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	10,062	460,940
Carnival Corp.	29,074	2,081,989
Extended Stay America, Inc. unit	5,954	120,449
Hilton Worldwide Holdings, Inc.	1,578	135,156
Hyatt Hotels Corp. Class A (b)	3,093	251,461
International Game Technology PLC	7,398	215,060
MGM Mirage, Inc.	32,178	1,172,888
Norwegian Cruise Line Holdings Ltd. (b)	13,380	812,701
Royal Caribbean Cruises Ltd.	12,251	1,636,121
U.S. Foods Holding Corp. (b)	14,451	464,311
Yum China Holdings, Inc.	3,666	170,066
		7,521,142
Household Durables - 0.7%
CalAtlantic Group, Inc.	5,897	330,999
D.R. Horton, Inc.	11,371	557,748
Garmin Ltd. (a)	8,597	541,095
Leggett & Platt, Inc.	1,601	74,463
Lennar Corp.:
Class A	14,529	910,387
Class B	54	2,735
Mohawk Industries, Inc. (b)	4,070	1,143,914
Newell Brands, Inc.	35,014	925,770
PulteGroup, Inc.	13,122	417,673
Tempur Sealy International, Inc. (b)	2,010	119,876
Toll Brothers, Inc.	5,781	269,279
Whirlpool Corp.	4,633	840,519
		6,134,458
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc. (b)	2,980	139,732
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	5,751	338,906
Series A (b)	12,369	347,445
TripAdvisor, Inc. (a)(b)	4,113	142,598
		968,681
Leisure Products - 0.1%
Brunswick Corp.	1,135	71,255
Hasbro, Inc.	2,059	194,720
Mattel, Inc. (a)	19,791	313,489
		579,464
Media - 2.3%
Charter Communications, Inc. Class A (b)	4,290	1,618,403
Cinemark Holdings, Inc.	7,375	271,400
Comcast Corp. Class A	25,119	1,068,311
Discovery Communications, Inc.:
Class A (a)(b)	12,372	310,166
Class C (non-vtg.) (a)(b)	13,284	316,956
DISH Network Corp. Class A (b)	3,411	159,976
Interpublic Group of Companies, Inc.	3,615	79,132
John Wiley & Sons, Inc. Class A	3,169	200,915
Liberty Broadband Corp.:
Class A (b)	2,788	263,856
Class C (b)	6,555	626,330
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	11,362	428,234
Liberty Media Class A (b)	3,859	137,689
Liberty SiriusXM Series A (b)	6,697	301,432
Liberty SiriusXM Series C (b)	12,049	539,916
Lions Gate Entertainment Corp.:
Class A (b)	1,750	59,220
Class B (b)	2,345	75,040
News Corp.:
Class A	28,192	482,365
Class B	7,573	132,149
Regal Entertainment Group Class A	5,842	133,665
Scripps Networks Interactive, Inc. Class A	2,864	252,003
Sirius XM Holdings, Inc. (a)	3,951	24,141
Tegna, Inc.	15,806	228,713
The Madison Square Garden Co. (b)	1,178	254,260
The Walt Disney Co.	34,678	3,768,458
Time Warner, Inc.	55,012	5,245,394
Tribune Media Co. Class A	5,695	242,550
Twenty-First Century Fox, Inc.:
Class A	69,440	2,562,336
Class B	30,267	1,104,443
Viacom, Inc.:
Class A (a)	991	38,599
Class B (non-vtg.)	24,977	834,731
		21,760,783
Multiline Retail - 0.6%
Dollar General Corp.	12,210	1,259,095
Dollar Tree, Inc. (b)	900	103,500
Kohl's Corp.	12,243	792,979
Macy's, Inc.	22,215	576,479
Target Corp.	39,067	2,938,620
		5,670,673
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	3,601	421,281
AutoNation, Inc. (a)(b)	4,463	268,762
AutoZone, Inc. (b)	289	221,212
Bed Bath & Beyond, Inc.	10,114	233,431
Best Buy Co., Inc.	18,174	1,327,792
Burlington Stores, Inc. (b)	2,131	259,364
Dick's Sporting Goods, Inc.	974	30,642
Foot Locker, Inc.	8,073	396,788
GameStop Corp. Class A (a)	7,366	123,822
Gap, Inc.	16,500	548,460
L Brands, Inc. (a)	14,560	729,310
Michaels Companies, Inc. (b)	1,377	37,000
Murphy U.S.A., Inc. (b)	2,151	183,502
Penske Automotive Group, Inc.	2,338	122,020
Sally Beauty Holdings, Inc. (b)	5,246	87,136
Signet Jewelers Ltd.	4,518	239,002
Tiffany & Co., Inc.	7,830	835,070
Urban Outfitters, Inc. (b)	5,465	186,411
Williams-Sonoma, Inc. (a)	4,618	236,580
		6,487,585
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. (b)	9,305	614,130
PVH Corp.	5,548	860,384
Ralph Lauren Corp.	3,828	437,579
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	5,074	208,998
Switch, Inc. Class A	960	15,571
Tapestry, Inc.	16,581	779,970
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	4,020	55,717
Class C (non-vtg.) (a)(b)	3,216	41,326
VF Corp.	5,938	481,809
		3,495,484

TOTAL CONSUMER DISCRETIONARY		63,763,389

CONSUMER STAPLES - 8.3%
Beverages - 0.6%
Brown-Forman Corp.:
Class A	867	59,823
Class B (non-vtg.)	300	20,790
Molson Coors Brewing Co. Class B	12,273	1,031,177
PepsiCo, Inc.	13,051	1,570,035
The Coca-Cola Co.	68,483	3,259,106
		5,940,931
Food & Staples Retailing - 2.3%
Casey's General Stores, Inc.	2,744	332,326
CVS Health Corp.	72,326	5,691,333
Kroger Co.	29,352	891,127
Rite Aid Corp. (a)(b)	40,959	89,291
Walgreens Boots Alliance, Inc.	50,533	3,803,114
Walmart, Inc.	101,885	10,860,941
		21,668,132
Food Products - 2.0%
Archer Daniels Midland Co.	39,247	1,685,659
Bunge Ltd.	9,931	788,819
Campbell Soup Co. (a)	4,580	213,199
ConAgra Foods, Inc.	27,583	1,048,154
Flowers Foods, Inc.	12,768	250,380
General Mills, Inc.	11,790	689,597
Hormel Foods Corp. (a)	19,512	669,847
Ingredion, Inc.	5,117	735,006
Kellogg Co. (a)	1,051	71,584
Lamb Weston Holdings, Inc.	7,788	456,377
Mondelez International, Inc.	104,296	4,630,742
Pilgrim's Pride Corp. (b)	298	8,275
Pinnacle Foods, Inc.	8,447	523,207
Post Holdings, Inc. (b)	4,661	352,698
Seaboard Corp.	18	78,048
The Hain Celestial Group, Inc. (b)	7,414	282,770
The Hershey Co.	950	104,814
The J.M. Smucker Co.	7,821	992,407
The Kraft Heinz Co.	42,788	3,354,151
TreeHouse Foods, Inc. (b)	2,394	112,901
Tyson Foods, Inc. Class A	19,785	1,505,836
		18,554,471
Household Products - 2.1%
Clorox Co.	1,480	209,701
Colgate-Palmolive Co.	51,534	3,825,884
Kimberly-Clark Corp.	3,703	433,251
Procter & Gamble Co.	172,631	14,904,961
		19,373,797
Personal Products - 0.1%
Coty, Inc. Class A	33,353	654,052
Edgewell Personal Care Co. (b)	3,825	215,960
Nu Skin Enterprises, Inc. Class A	2,619	188,149
		1,058,161
Tobacco - 1.2%
Philip Morris International, Inc.	100,306	10,755,812

TOTAL CONSUMER STAPLES		77,351,304

ENERGY - 10.9%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	29,817	958,617
Halliburton Co.	19,632	1,054,238
Helmerich & Payne, Inc.	7,326	527,692
Nabors Industries Ltd.	22,641	177,505
National Oilwell Varco, Inc.	27,554	1,010,681
Oceaneering International, Inc.	6,313	130,553
Patterson-UTI Energy, Inc.	14,238	336,302
RPC, Inc.	240	4,848
Schlumberger Ltd.	99,148	7,295,310
Transocean Ltd. (United States) (a)(b)	28,387	306,296
Weatherford International PLC (a)(b)	59,382	233,965
		12,036,007
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	39,039	2,344,292
Andeavor	11,112	1,201,874
Antero Resources Corp. (b)	7,469	145,123
Apache Corp.	25,738	1,154,864
Cabot Oil & Gas Corp.	10,013	263,843
Centennial Resource Development, Inc. Class A (a)(b)	9,565	195,222
Cheniere Energy, Inc. (b)	5,032	284,610
Chesapeake Energy Corp. (a)(b)	60,597	212,090
Chevron Corp.	134,363	16,842,402
Cimarex Energy Co.	329	36,914
CNX Resources Corp. (b)	15,119	211,817
Concho Resources, Inc. (b)	10,292	1,620,372
ConocoPhillips Co.	85,222	5,011,906
CONSOL Energy, Inc. (b)	1,889	61,260
Continental Resources, Inc. (b)	3,635	201,852
Devon Energy Corp.	34,461	1,425,652
Diamondback Energy, Inc. (b)	5,446	683,473
Energen Corp. (b)	6,726	351,299
EOG Resources, Inc.	37,291	4,288,465
EQT Corp.	14,442	784,056
Extraction Oil & Gas, Inc. (b)	7,568	106,709
Exxon Mobil Corp.	301,378	26,310,299
Gulfport Energy Corp. (b)	11,351	115,440
Hess Corp.	20,335	1,027,121
HollyFrontier Corp.	12,657	607,030
Kinder Morgan, Inc.	135,305	2,432,784
Kosmos Energy Ltd. (b)	14,037	96,996
Marathon Oil Corp.	60,673	1,103,642
Marathon Petroleum Corp.	34,075	2,360,375
Murphy Oil Corp.	11,985	384,719
Noble Energy, Inc.	34,644	1,057,335
Occidental Petroleum Corp.	54,399	4,078,293
Parsley Energy, Inc. Class A (b)	5,941	140,208
PBF Energy, Inc. Class A	8,026	259,481
Phillips 66 Co.	31,050	3,179,520
Pioneer Natural Resources Co.	11,868	2,170,776
QEP Resources, Inc. (b)	17,909	167,628
Range Resources Corp.	15,335	218,524
RSP Permian, Inc. (b)	4,497	178,441
SM Energy Co.	7,472	174,471
Southwestern Energy Co. (b)	36,438	154,497
Targa Resources Corp.	15,317	735,216
The Williams Companies, Inc.	49,482	1,553,240
Valero Energy Corp.	31,114	2,986,011
Whiting Petroleum Corp. (b)	6,071	169,502
World Fuel Services Corp.	4,993	139,255
WPX Energy, Inc. (b)	27,836	410,024
		89,638,923

TOTAL ENERGY		101,674,930

FINANCIALS - 27.1%
Banks - 13.1%
Associated Banc-Corp.	9,723	240,644
Bank of America Corp.	689,079	22,050,528
Bank of Hawaii Corp.	3,328	278,454
Bank of the Ozarks, Inc.	4,428	221,179
BankUnited, Inc.	7,392	303,368
BB&T Corp.	56,165	3,099,746
BOK Financial Corp.	1,650	159,539
CIT Group, Inc.	9,420	477,500
Citigroup, Inc.	188,001	14,754,318
Citizens Financial Group, Inc.	35,284	1,619,536
Comerica, Inc.	11,987	1,141,402
Commerce Bancshares, Inc.	6,253	365,863
Cullen/Frost Bankers, Inc.	3,753	399,357
East West Bancorp, Inc.	9,939	655,079
Fifth Third Bancorp	49,584	1,641,230
First Hawaiian, Inc.	4,128	119,299
First Horizon National Corp.	21,518	427,347
First Republic Bank	2,404	215,278
FNB Corp., Pennsylvania	23,668	339,636
Huntington Bancshares, Inc.	74,869	1,211,380
JPMorgan Chase & Co.	245,429	28,388,772
KeyCorp	76,647	1,640,246
M&T Bank Corp.	10,176	1,941,377
PacWest Bancorp	9,536	499,972
Peoples United Financial, Inc.	22,565	443,854
Pinnacle Financial Partners, Inc.	3,651	231,108
PNC Financial Services Group, Inc.	34,427	5,440,155
Popular, Inc.	6,718	273,020
Prosperity Bancshares, Inc.	4,832	366,266
Regions Financial Corp.	81,342	1,564,207
Signature Bank (b)	1,503	231,462
SunTrust Banks, Inc.	33,949	2,400,194
SVB Financial Group (b)	956	235,702
Synovus Financial Corp.	7,820	394,050
TCF Financial Corp.	10,501	225,246
U.S. Bancorp	111,060	6,345,968
Webster Financial Corp.	6,925	392,094
Wells Fargo & Co.	314,579	20,693,007
Western Alliance Bancorp. (b)	2,654	155,684
Zions Bancorporation	14,443	780,355
		122,363,422
Capital Markets - 4.2%
Affiliated Managers Group, Inc.	4,004	799,319
Ameriprise Financial, Inc.	1,078	181,859
Bank of New York Mellon Corp.	70,417	3,992,644
BGC Partners, Inc. Class A	11,573	165,610
BlackRock, Inc. Class A	8,814	4,951,705
Brighthouse Financial, Inc.	6,044	388,387
Charles Schwab Corp.	17,105	912,381
CME Group, Inc.	24,022	3,686,897
E*TRADE Financial Corp. (b)	19,503	1,027,808
Federated Investors, Inc. Class B (non-vtg.)	5,534	191,919
Franklin Resources, Inc.	24,206	1,026,576
Goldman Sachs Group, Inc.	24,979	6,691,624
Interactive Brokers Group, Inc.	4,944	316,367
IntercontinentalExchange, Inc.	21,815	1,610,820
Invesco Ltd.	23,815	860,436
Lazard Ltd. Class A	618	36,196
Legg Mason, Inc.	4,617	196,777
Morgan Stanley	91,574	5,178,510
Morningstar, Inc.	186	17,878
Northern Trust Corp.	14,970	1,577,688
Raymond James Financial, Inc.	6,815	656,898
State Street Corp.	25,200	2,776,284
T. Rowe Price Group, Inc.	14,203	1,585,481
TD Ameritrade Holding Corp.	1,694	94,508
The NASDAQ OMX Group, Inc.	8,092	654,724
		39,579,296
Consumer Finance - 1.6%
Ally Financial, Inc.	31,033	923,852
American Express Co.	51,402	5,109,359
Capital One Financial Corp.	32,127	3,339,923
Credit Acceptance Corp.(b)	56	18,464
Discover Financial Services	25,894	2,066,341
Navient Corp.	16,935	241,324
OneMain Holdings, Inc. (b)	4,501	147,228
Santander Consumer U.S.A. Holdings, Inc.	10,681	184,247
SLM Corp. (b)	29,148	333,453
Synchrony Financial	55,855	2,216,326
		14,580,517
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (b)	136,492	29,261,139
Leucadia National Corp.	17,504	473,833
Voya Financial, Inc.	11,742	609,527
		30,344,499
Insurance - 4.5%
AFLAC, Inc.	27,745	2,447,109
Alleghany Corp. (b)	1,066	669,128
Allstate Corp.	18,556	1,832,776
American Financial Group, Inc.	5,011	567,947
American International Group, Inc.	56,195	3,591,984
American National Insurance Co.	512	64,712
Arch Capital Group Ltd. (b)	7,420	674,775
Arthur J. Gallagher & Co.	4,052	276,833
Aspen Insurance Holdings Ltd.	2,449	91,470
Assurant, Inc.	2,930	268,036
Assured Guaranty Ltd.	7,820	278,314
Athene Holding Ltd. (b)	7,536	378,006
Axis Capital Holdings Ltd.	5,504	278,117
Brown & Brown, Inc.	8,130	426,662
Chubb Ltd.	32,986	5,150,764
Cincinnati Financial Corp.	11,273	866,894
CNA Financial Corp.	2,230	120,777
Erie Indemnity Co. Class A	600	71,256
Everest Re Group Ltd.	2,962	680,668
First American Financial Corp.	7,897	466,476
FNF Group	18,825	733,799
Hanover Insurance Group, Inc.	3,057	345,900
Hartford Financial Services Group, Inc.	24,827	1,458,835
Lincoln National Corp.	15,281	1,265,267
Loews Corp.	19,598	1,012,237
Markel Corp. (b)	970	1,113,259
Mercury General Corp.	1,738	85,075
MetLife, Inc.	64,242	3,088,113
Old Republic International Corp.	16,160	347,278
Principal Financial Group, Inc.	19,104	1,291,430
ProAssurance Corp.	3,521	192,599
Prudential Financial, Inc.	30,462	3,619,495
Reinsurance Group of America, Inc.	4,512	706,805
RenaissanceRe Holdings Ltd.	2,726	346,584
The Travelers Companies, Inc.	19,760	2,962,419
Torchmark Corp.	8,260	750,421
Unum Group	15,846	842,849
Validus Holdings Ltd.	5,537	374,855
W.R. Berkley Corp.	6,577	479,989
White Mountains Insurance Group Ltd.	257	215,854
Willis Group Holdings PLC	9,053	1,452,735
XL Group Ltd.	12,517	461,126
		42,349,628
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	27,973	525,613
Annaly Capital Management, Inc.	79,833	841,440
Chimera Investment Corp.	14,147	240,358
MFA Financial, Inc.	28,939	207,203
New Residential Investment Corp.	22,922	396,321
Starwood Property Trust, Inc.	18,718	381,660
Two Harbors Investment Corp.	12,312	181,602
		2,774,197
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	33,427	473,326
TFS Financial Corp.	3,733	54,576
		527,902

TOTAL FINANCIALS		252,519,461

HEALTH CARE - 13.6%
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (b)	161	12,680
Alexion Pharmaceuticals, Inc. (b)	3,055	364,523
Alnylam Pharmaceuticals, Inc. (b)	779	101,254
Amgen, Inc.	37,193	6,919,758
Biogen, Inc. (b)	934	324,855
Gilead Sciences, Inc.	26,403	2,212,571
Intrexon Corp. (a)(b)	751	9,763
Juno Therapeutics, Inc. (b)	4,810	412,746
Opko Health, Inc. (a)(b)	18,577	82,853
United Therapeutics Corp. (b)	3,070	396,030
		10,837,033
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	120,091	7,464,857
Baxter International, Inc.	32,115	2,313,243
Danaher Corp.	43,566	4,412,364
Dentsply Sirona, Inc.	15,963	970,710
Hill-Rom Holdings, Inc.	217	18,517
Hologic, Inc. (b)	8,906	380,286
Medtronic PLC	89,347	7,674,014
Steris PLC	6,037	548,884
Teleflex, Inc.	2,681	744,648
The Cooper Companies, Inc.	688	168,333
Zimmer Biomet Holdings, Inc.	14,146	1,798,240
		26,494,096
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (b)	5,778	196,914
Aetna, Inc.	15,307	2,859,654
Anthem, Inc.	18,250	4,523,263
Brookdale Senior Living, Inc. (b)	13,633	129,514
Cardinal Health, Inc.	22,094	1,586,128
Centene Corp. (b)	10,657	1,142,857
Cigna Corp.	1,981	412,741
DaVita HealthCare Partners, Inc. (b)	10,604	827,536
Envision Healthcare Corp. (b)	8,611	309,910
Express Scripts Holding Co. (b)	37,572	2,974,951
HCA Holdings, Inc.	18,862	1,908,080
Humana, Inc.	605	170,507
Laboratory Corp. of America Holdings (b)	7,233	1,262,159
LifePoint Hospitals, Inc. (b)	2,059	101,818
McKesson Corp.	13,512	2,281,907
MEDNAX, Inc. (b)	6,623	349,761
Patterson Companies, Inc.	5,370	192,729
Premier, Inc. (b)	3,564	115,652
Quest Diagnostics, Inc.	9,834	1,040,634
Universal Health Services, Inc. Class B	6,202	753,543
Wellcare Health Plans, Inc. (b)	182	38,289
		23,178,547
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	17,509	1,285,686
Bio-Rad Laboratories, Inc. Class A (b)	1,496	386,761
Bruker Corp.	4,674	166,441
PerkinElmer, Inc.	6,291	504,287
QIAGEN NV (b)	10,529	352,616
Quintiles Transnational Holdings, Inc. (b)	4,020	410,804
Thermo Fisher Scientific, Inc.	15,520	3,478,187
		6,584,782
Pharmaceuticals - 6.4%
Akorn, Inc. (b)	235	7,572
Allergan PLC	23,869	4,302,626
Bristol-Myers Squibb Co.	59,443	3,721,132
Endo International PLC (b)	16,270	112,426
Johnson & Johnson	162,290	22,426,855
Mallinckrodt PLC (b)	6,130	110,708
Merck & Co., Inc.	183,860	10,893,705
Mylan NV (b)	37,927	1,625,172
Perrigo Co. PLC	9,478	858,896
Pfizer, Inc.	420,268	15,566,727
		59,625,819

TOTAL HEALTH CARE		126,720,277

INDUSTRIALS - 8.3%
Aerospace & Defense - 2.1%
Arconic, Inc.	30,725	923,594
General Dynamics Corp.	10,929	2,431,484
Harris Corp.	6,399	1,019,873
Hexcel Corp.	1,889	129,113
Huntington Ingalls Industries, Inc.	463	109,981
L3 Technologies, Inc.	5,493	1,167,043
Lockheed Martin Corp.	1,791	635,536
Orbital ATK, Inc.	4,171	550,155
Raytheon Co.	12,963	2,708,489
Spirit AeroSystems Holdings, Inc. Class A	8,316	851,226
Teledyne Technologies, Inc. (b)	2,379	454,199
Textron, Inc.	18,790	1,102,409
United Technologies Corp.	53,000	7,314,530
		19,397,632
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	3,514	228,234
XPO Logistics, Inc. (a)(b)	2,318	218,912
		447,146
Airlines - 0.6%
Alaska Air Group, Inc.	1,550	101,882
American Airlines Group, Inc.	17,450	947,884
Copa Holdings SA Class A	2,099	290,355
Delta Air Lines, Inc.	46,693	2,650,762
JetBlue Airways Corp. (b)	23,066	481,157
Spirit Airlines, Inc. (b)	4,616	194,426
United Continental Holdings, Inc. (b)	18,892	1,281,255
		5,947,721
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	546	38,728
Johnson Controls International PLC	66,806	2,614,119
Lennox International, Inc.	145	31,597
Masco Corp.	7,297	325,884
Owens Corning	8,080	751,198
USG Corp. (b)	6,083	235,169
		3,996,695
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (b)	799	44,217
Pitney Bowes, Inc.	13,741	193,886
Republic Services, Inc.	15,867	1,091,650
Stericycle, Inc. (b)	6,010	452,914
Waste Management, Inc.	5,197	459,571
		2,242,238
Construction & Engineering - 0.2%
AECOM (b)	11,449	447,770
Fluor Corp.	10,274	623,632
Jacobs Engineering Group, Inc.	8,672	602,357
Quanta Services, Inc. (b)	7,503	288,790
Valmont Industries, Inc.	1,584	259,142
		2,221,691
Electrical Equipment - 0.8%
Acuity Brands, Inc.	970	149,807
AMETEK, Inc.	13,161	1,004,184
Eaton Corp. PLC	31,804	2,670,582
Emerson Electric Co.	39,226	2,833,294
Fortive Corp.	2,288	173,934
Hubbell, Inc. Class B	1,383	188,019
Regal Beloit Corp.	3,139	244,528
Sensata Technologies Holding BV (a)(b)	5,989	336,881
		7,601,229
Industrial Conglomerates - 1.4%
Carlisle Companies, Inc.	4,285	489,390
General Electric Co.	510,390	8,253,006
Honeywell International, Inc.	22,506	3,593,533
ITT, Inc.	5,979	334,824
Roper Technologies, Inc.	277	77,723
		12,748,476
Machinery - 1.4%
AGCO Corp.	4,665	338,772
Caterpillar, Inc.	3,779	615,146
Colfax Corp. (b)	6,223	249,044
Crane Co.	3,689	368,679
Cummins, Inc.	7,712	1,449,856
Donaldson Co., Inc.	525	26,597
Dover Corp.	9,863	1,047,549
Flowserve Corp.	9,047	410,010
IDEX Corp.	271	38,883
Ingersoll-Rand PLC	8,679	821,294
Oshkosh Corp.	5,336	484,082
PACCAR, Inc.	24,543	1,829,926
Parker Hannifin Corp.	1,334	268,694
Pentair PLC	11,568	827,112
Snap-On, Inc. (a)	3,438	588,964
Stanley Black & Decker, Inc.	9,824	1,633,044
Terex Corp.	5,510	259,080
Timken Co.	5,175	271,946
Trinity Industries, Inc.	10,501	361,969
Wabtec Corp. (a)	4,153	336,559
Xylem, Inc.	6,411	463,259
		12,690,465
Marine - 0.0%
Kirby Corp. (b)	3,876	290,312
Professional Services - 0.3%
Dun & Bradstreet Corp.	1,502	185,842
IHS Markit Ltd. (b)	11,917	568,798
Manpower, Inc.	4,816	632,774
Nielsen Holdings PLC	25,750	963,308
		2,350,722
Road & Rail - 0.7%
AMERCO	346	126,318
CSX Corp.	6,032	342,437
Genesee & Wyoming, Inc. Class A (b)	4,461	356,211
Kansas City Southern	7,261	821,437
Norfolk Southern Corp.	20,594	3,107,223
Old Dominion Freight Lines, Inc.	1,749	256,141
Ryder System, Inc.	3,660	318,530
Union Pacific Corp.	5,098	680,583
		6,008,880
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	6,713	326,386
MSC Industrial Direct Co., Inc. Class A	1,825	171,331
W.W. Grainger, Inc. (a)	157	42,337
WESCO International, Inc. (b)	3,386	230,756
		770,810
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	5,575	369,901

TOTAL INDUSTRIALS		77,083,918

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.8%
Arris International PLC (b)	12,170	307,901
Cisco Systems, Inc.	352,755	14,653,443
CommScope Holding Co., Inc. (b)	6,517	251,752
EchoStar Holding Corp. Class A (b)	3,271	199,727
Juniper Networks, Inc.	25,923	677,886
Motorola Solutions, Inc.	10,399	1,034,285
		17,124,994
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (b)	6,339	515,614
Avnet, Inc.	8,128	345,440
Corning, Inc.	56,611	1,767,395
Dolby Laboratories, Inc. Class A	3,650	234,841
FLIR Systems, Inc.	4,650	238,127
Jabil, Inc.	11,683	297,099
Keysight Technologies, Inc. (b)	13,343	623,385
National Instruments Corp.	2,096	104,674
Trimble, Inc. (b)	3,956	174,460
		4,301,035
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (b)	11,760	787,802
eBay, Inc. (b)	69,547	2,822,217
LogMeIn, Inc.	1,252	157,502
Twitter, Inc. (b)	44,841	1,157,346
Zillow Group, Inc.:
Class A (b)	1,388	62,169
Class C (a)(b)	1,867	83,007
		5,070,043
IT Services - 0.7%
Amdocs Ltd.	10,064	688,378
Booz Allen Hamilton Holding Corp. Class A	445	17,435
Conduent, Inc. (b)	12,635	207,214
CoreLogic, Inc. (b)	2,279	107,933
DST Systems, Inc.	3,733	311,220
Fidelity National Information Services, Inc.	10,278	1,052,056
IBM Corp.	18,874	3,089,674
Leidos Holdings, Inc.	10,349	689,243
Sabre Corp.	3,438	71,407
Teradata Corp. (b)	8,411	340,646
WEX, Inc. (b)	610	94,434
		6,669,640
Semiconductors & Semiconductor Equipment - 3.0%
Cypress Semiconductor Corp.	20,596	356,105
First Solar, Inc. (b)	5,845	392,609
Intel Corp.	335,203	16,136,672
Marvell Technology Group Ltd.	28,366	661,779
Micron Technology, Inc. (b)	19,097	834,921
Microsemi Corp. (b)	1,477	91,264
NXP Semiconductors NV (b)	10,517	1,265,405
ON Semiconductor Corp. (b)	1,204	29,787
Qorvo, Inc. (b)	4,193	300,932
Qualcomm, Inc.	105,255	7,183,654
Teradyne, Inc.	686	31,446
Versum Materials, Inc.	6,689	246,155
Xilinx, Inc.	893	65,207
		27,595,936
Software - 1.4%
Autodesk, Inc. (b)	2,809	324,777
CA Technologies, Inc.	22,449	804,797
FireEye, Inc. (b)	13,320	200,866
Guidewire Software, Inc. (b)	3,323	264,012
Nuance Communications, Inc. (b)	21,015	374,277
Oracle Corp.	190,415	9,823,510
SS&C Technologies Holdings, Inc.	710	35,699
Synopsys, Inc. (b)	10,012	927,211
Zynga, Inc. (b)	52,888	189,339
		12,944,488
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	113,839	1,866,960
HP, Inc.	119,439	2,785,317
NetApp, Inc.	2,994	184,131
Western Digital Corp.	17,821	1,585,713
Xerox Corp.	15,877	541,882
		6,964,003

TOTAL INFORMATION TECHNOLOGY		80,670,139

MATERIALS - 3.0%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	15,169	2,554,005
Albemarle Corp. U.S.	6,490	724,219
Ashland Global Holdings, Inc.	4,192	304,297
Cabot Corp.	4,391	297,007
Celanese Corp. Class A	4,030	435,885
CF Industries Holdings, Inc.	16,537	701,830
DowDuPont, Inc.	86,824	6,562,158
Eastman Chemical Co.	10,263	1,017,884
Huntsman Corp.	7,069	244,375
LyondellBasell Industries NV Class A	12,944	1,551,209
NewMarket Corp.	26	10,337
Olin Corp.	11,791	439,568
Platform Specialty Products Corp. (b)	8,840	103,516
PPG Industries, Inc.	1,418	168,359
Praxair, Inc.	2,481	400,657
RPM International, Inc.	568	29,650
The Mosaic Co.	25,323	691,318
The Scotts Miracle-Gro Co. Class A	176	15,888
Valvoline, Inc.	14,883	366,866
Westlake Chemical Corp.	1,207	135,908
		16,754,936
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	373	85,107
Vulcan Materials Co.	783	106,018
		191,125
Containers & Packaging - 0.4%
Aptargroup, Inc.	3,012	263,309
Ardagh Group SA	447	8,940
Avery Dennison Corp.	255	31,283
Ball Corp.	11,253	430,765
Bemis Co., Inc.	6,268	292,966
Crown Holdings, Inc. (b)	3,070	178,214
Graphic Packaging Holding Co.	5,696	91,990
International Paper Co.	2,370	148,978
Owens-Illinois, Inc. (b)	3,445	79,993
Sealed Air Corp.	6,775	320,796
Sonoco Products Co.	7,038	382,234
WestRock Co.	17,435	1,161,694
		3,391,162
Metals & Mining - 0.8%
Alcoa Corp. (b)	13,296	691,658
Freeport-McMoRan, Inc. (b)	77,822	1,517,529
Newmont Mining Corp.	37,867	1,533,992
Nucor Corp.	22,631	1,515,372
Reliance Steel & Aluminum Co.	4,890	428,315
Royal Gold, Inc.	2,943	261,927
Southern Copper Corp.	452	21,945
Steel Dynamics, Inc.	14,212	645,225
Tahoe Resources, Inc.	20,386	89,997
United States Steel Corp.	12,425	464,819
		7,170,779
Paper & Forest Products - 0.0%
Domtar Corp.	4,370	224,443

TOTAL MATERIALS		27,732,445

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities, Inc.	6,684	866,915
American Campus Communities, Inc.	8,741	336,179
American Homes 4 Rent Class A	17,769	369,418
Apartment Investment & Management Co. Class A	11,279	471,913
Apple Hospitality (REIT), Inc.	14,384	280,344
AvalonBay Communities, Inc.	9,822	1,673,669
Boston Properties, Inc.	9,231	1,141,967
Brandywine Realty Trust (SBI)	12,264	220,016
Brixmor Property Group, Inc.	22,130	359,170
Camden Property Trust (SBI)	6,612	572,335
Colony NorthStar, Inc.	36,464	327,447
Columbia Property Trust, Inc.	7,813	171,027
Corporate Office Properties Trust (SBI)	6,479	176,877
Corrections Corp. of America	7,816	181,409
CubeSmart	4,753	130,850
CyrusOne, Inc.	796	45,921
DCT Industrial Trust, Inc.	6,098	360,941
DDR Corp.	23,148	187,962
Digital Realty Trust, Inc.	3,551	397,534
Douglas Emmett, Inc.	2,718	105,105
Duke Realty Corp.	26,181	691,440
Empire State Realty Trust, Inc.	8,638	168,873
EPR Properties	4,444	262,463
Equity Commonwealth (b)	7,554	225,940
Equity Residential (SBI)	25,436	1,567,112
Essex Property Trust, Inc.	4,499	1,048,177
Extra Space Storage, Inc.	1,112	92,830
Federal Realty Investment Trust (SBI)	3,278	395,982
Forest City Realty Trust, Inc. Class A	18,292	429,313
Gaming & Leisure Properties	9,163	333,900
General Growth Properties, Inc.	44,379	1,022,048
HCP, Inc.	33,781	813,446
Healthcare Trust of America, Inc.	14,730	406,695
Highwoods Properties, Inc. (SBI)	6,573	314,715
Hospitality Properties Trust (SBI)	11,939	339,187
Host Hotels & Resorts, Inc.	52,612	1,092,225
Hudson Pacific Properties, Inc.	9,158	292,781
Invitation Homes, Inc. (a)	20,911	470,288
Iron Mountain, Inc.	2,017	70,656
JBG SMITH Properties	6,357	214,549
Kilroy Realty Corp.	7,043	502,307
Kimco Realty Corp.	29,483	469,075
Lamar Advertising Co. Class A	453	32,616
Liberty Property Trust (SBI)	10,723	444,039
Life Storage, Inc.	3,074	255,449
Medical Properties Trust, Inc.	26,574	347,588
Mid-America Apartment Communities, Inc.	8,144	776,693
National Retail Properties, Inc.	10,998	436,401
Omega Healthcare Investors, Inc.	13,892	375,640
Outfront Media, Inc.	7,979	178,730
Paramount Group, Inc.	14,590	219,288
Park Hotels & Resorts, Inc.	10,285	297,339
Piedmont Office Realty Trust, Inc. Class A	8,976	175,212
Prologis, Inc.	37,428	2,436,937
Rayonier, Inc.	8,739	283,668
Realty Income Corp.	19,794	1,052,843
Regency Centers Corp.	10,596	666,594
Retail Properties America, Inc.	17,560	211,598
Senior Housing Properties Trust (SBI)	17,628	305,493
Simon Property Group, Inc.	2,043	333,765
SL Green Realty Corp.	6,521	655,491
Spirit Realty Capital, Inc.	33,380	272,715
Store Capital Corp.	11,976	293,532
Sun Communities, Inc.	5,528	491,108
Tanger Factory Outlet Centers, Inc.	6,279	158,105
Taubman Centers, Inc.	2,249	138,651
The Macerich Co.	9,706	626,716
UDR, Inc.	19,137	699,075
Uniti Group, Inc. (a)	12,364	195,722
Ventas, Inc.	25,467	1,425,388
VEREIT, Inc.	70,785	509,652
Vornado Realty Trust	12,257	878,582
Weingarten Realty Investors (SBI)	8,197	242,221
Welltower, Inc.	26,133	1,567,196
Weyerhaeuser Co.	52,994	1,989,395
WP Carey, Inc.	7,032	455,744
		39,030,187
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	11,492	525,069
Howard Hughes Corp. (b)	2,443	307,720
Jones Lang LaSalle, Inc.	3,286	513,766
Realogy Holdings Corp.	9,757	268,415
		1,614,970

TOTAL REAL ESTATE		40,645,157

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	437,108	16,369,695
CenturyLink, Inc.	68,931	1,227,661
Verizon Communications, Inc.	144,996	7,839,934
		25,437,290
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	47,041	250,729
T-Mobile U.S., Inc. (b)	8,210	534,471
Telephone & Data Systems, Inc.	6,690	183,507
U.S. Cellular Corp. (b)	721	26,223
		994,930

TOTAL TELECOMMUNICATION SERVICES		26,432,220

UTILITIES - 5.5%
Electric Utilities - 3.2%
Alliant Energy Corp.	15,949	633,973
American Electric Power Co., Inc.	34,912	2,401,247
Duke Energy Corp.	50,009	3,925,707
Edison International	22,055	1,379,099
Entergy Corp.	12,623	993,304
Eversource Energy	22,321	1,408,232
Exelon Corp.	68,397	2,633,968
FirstEnergy Corp.	31,565	1,038,489
Great Plains Energy, Inc.	15,766	490,638
Hawaiian Electric Industries, Inc.	8,095	276,120
NextEra Energy, Inc.	33,252	5,267,782
OGE Energy Corp.	13,554	436,439
PG&E Corp.	35,799	1,518,952
Pinnacle West Capital Corp.	7,654	611,937
PPL Corp.	47,931	1,527,561
Southern Co.	71,061	3,205,562
Vistra Energy Corp. (b)	16,558	322,881
Westar Energy, Inc.	10,111	522,334
Xcel Energy, Inc.	37,023	1,689,730
		30,283,955
Gas Utilities - 0.2%
Atmos Energy Corp.	7,344	608,818
National Fuel Gas Co.	5,951	331,768
UGI Corp.	11,698	535,417
		1,476,003
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp. (b)	26,220	395,660
NRG Energy, Inc.	17,284	449,557
The AES Corp.	45,747	528,835
		1,374,052
Multi-Utilities - 1.8%
Ameren Corp.	17,668	1,000,539
Avangrid, Inc.	4,040	196,829
CenterPoint Energy, Inc.	30,753	866,620
CMS Energy Corp.	20,361	911,155
Consolidated Edison, Inc.	21,906	1,760,366
Dominion Resources, Inc.	45,422	3,472,058
DTE Energy Co.	13,006	1,373,954
MDU Resources Group, Inc.	13,926	368,760
NiSource, Inc.	24,101	594,813
Public Service Enterprise Group, Inc.	35,577	1,845,379
SCANA Corp.	9,668	392,908
Sempra Energy (a)	17,882	1,913,732
Vectren Corp.	5,720	346,804
WEC Energy Group, Inc.	22,045	1,417,494
		16,461,411
Water Utilities - 0.2%
American Water Works Co., Inc.	12,511	1,040,540
Aqua America, Inc.	12,696	459,722
		1,500,262

TOTAL UTILITIES		51,095,683

TOTAL COMMON STOCKS
(Cost $818,420,593)		925,688,923

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.39% (c)	4,323,963	4,324,828
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	9,497,928	9,498,877
TOTAL MONEY MARKET FUNDS
(Cost $13,823,807)		13,823,705
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $832,244,400)		939,512,628
NET OTHER ASSETS (LIABILITIES) - (0.8)%(e)		(7,213,844)
NET ASSETS - 100%		$932,298,784

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	44	March 2018	$6,216,760	$136,583	$136,583

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $181,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,876
Fidelity Securities Lending Cash Central Fund	18,147
Total	$83,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

January 31, 2018

LC1-QTLY-0318
1.9871049.101

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.4%
Aptiv PLC	16,566	$1,571,782
BorgWarner, Inc.	1,360	76,514
Delphi Technologies PLC	5,562	307,189
Gentex Corp.	11,374	269,336
Lear Corp.	3,465	669,230
Visteon Corp. (a)	1,954	254,176
		3,148,227
Automobiles - 0.4%
Harley-Davidson, Inc. (b)	7,572	366,939
Tesla, Inc. (a)(b)	8,232	2,916,680
Thor Industries, Inc.	3,049	416,676
		3,700,295
Distributors - 0.1%
Genuine Parts Co.	3,335	347,073
LKQ Corp. (a)	2,720	114,322
Pool Corp.	2,421	327,416
		788,811
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	3,311	325,140
H&R Block, Inc.	2,224	59,025
Service Corp. International	11,206	447,904
ServiceMaster Global Holdings, Inc. (a)	8,157	430,037
		1,262,106
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	6,420	294,100
Chipotle Mexican Grill, Inc. (a)	1,553	504,352
Choice Hotels International, Inc.	2,133	175,226
Darden Restaurants, Inc.	7,621	730,473
Domino's Pizza, Inc.	2,672	579,423
Dunkin' Brands Group, Inc.	5,557	359,260
Extended Stay America, Inc. unit	6,873	139,041
Hilton Grand Vacations, Inc. (a)	4,402	197,958
Hilton Worldwide Holdings, Inc.	11,854	1,015,295
Las Vegas Sands Corp.	22,374	1,734,432
Marriott International, Inc. Class A	18,879	2,781,632
McDonald's Corp.	49,491	8,469,890
MGM Mirage, Inc.	2,276	82,960
Six Flags Entertainment Corp.	4,075	275,307
Starbucks Corp.	87,484	4,969,966
Vail Resorts, Inc.	2,443	533,942
Wendy's Co.	11,786	190,697
Wyndham Worldwide Corp.	6,070	753,469
Wynn Resorts Ltd.	4,907	812,550
Yum China Holdings, Inc.	19,573	907,991
Yum! Brands, Inc.	20,891	1,767,170
		27,275,134
Household Durables - 0.3%
D.R. Horton, Inc.	11,459	562,064
Leggett & Platt, Inc.	6,568	305,478
Mohawk Industries, Inc. (a)	243	68,298
NVR, Inc. (a)	204	648,347
PulteGroup, Inc.	4,878	155,267
Tempur Sealy International, Inc. (a)	1,113	66,379
Toll Brothers, Inc.	4,116	191,723
Tupperware Brands Corp.	3,236	186,911
Whirlpool Corp.	372	67,488
		2,251,955
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (a)	24,628	35,732,519
Expedia, Inc.	7,577	969,932
Liberty Expedia Holdings, Inc. (a)	627	29,400
Liberty Interactive Corp. QVC Group Series A (a)	16,932	475,620
Netflix, Inc. (a)	25,414	6,869,404
Priceline Group, Inc. (a)	3,040	5,812,632
TripAdvisor, Inc. (a)(b)	3,251	112,712
Wayfair LLC Class A (a)(b)	2,391	219,996
		50,222,215
Leisure Products - 0.1%
Brunswick Corp.	4,442	278,869
Hasbro, Inc.	5,321	503,207
Mattel, Inc.	4,066	64,405
Polaris Industries, Inc. (b)	3,644	411,808
		1,258,289
Media - 3.1%
AMC Networks, Inc. Class A (a)	3,133	161,631
Cable One, Inc.	293	206,867
CBS Corp. Class B	20,626	1,188,264
Charter Communications, Inc. Class A (a)	7,670	2,893,508
Comcast Corp. Class A	266,032	11,314,341
DISH Network Corp. Class A (a)	10,523	493,529
Interpublic Group of Companies, Inc.	20,237	442,988
Lions Gate Entertainment Corp.:
Class A (a)	2,094	70,861
Class B (a)	4,245	135,840
Live Nation Entertainment, Inc. (a)	8,291	373,592
Omnicom Group, Inc. (b)	14,158	1,085,211
Regal Entertainment Group Class A	1,902	43,518
Scripps Networks Interactive, Inc. Class A	2,952	259,746
Sirius XM Holdings, Inc. (b)	85,537	522,631
The Madison Square Garden Co. (a)	97	20,936
The Walt Disney Co.	65,329	7,099,302
Twenty-First Century Fox, Inc.:
Class A	3,322	122,582
Class B	1,510	55,100
		26,490,447
Multiline Retail - 0.3%
Dollar General Corp.	6,439	663,990
Dollar Tree, Inc. (a)	13,516	1,554,340
Nordstrom, Inc. (b)	7,215	355,772
		2,574,102
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	1,213	141,909
AutoZone, Inc. (a)	1,452	1,111,419
Burlington Stores, Inc. (a)	2,402	292,347
CarMax, Inc. (a)	11,192	798,773
Dick's Sporting Goods, Inc.	4,116	129,489
Floor & Decor Holdings, Inc. Class A	1,366	64,065
Foot Locker, Inc.	539	26,492
Gap, Inc.	926	30,780
Home Depot, Inc.	73,111	14,688,000
L Brands, Inc. (b)	2,456	123,021
Lowe's Companies, Inc.	51,641	5,408,362
Michaels Companies, Inc. (a)	5,443	146,253
O'Reilly Automotive, Inc. (a)	5,140	1,360,507
Ross Stores, Inc.	23,401	1,928,008
Sally Beauty Holdings, Inc. (a)	2,839	47,156
TJX Companies, Inc.	39,438	3,167,660
Tractor Supply Co.	7,676	585,295
Ulta Beauty, Inc.	3,581	795,340
Williams-Sonoma, Inc. (b)	1,032	52,869
		30,897,745
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	2,877	346,103
Hanesbrands, Inc. (b)	22,405	486,637
lululemon athletica, Inc. (a)	5,900	461,439
Michael Kors Holdings Ltd. (a)	675	44,550
NIKE, Inc. Class B	80,709	5,505,968
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,580	147,460
Switch, Inc. Class A	1,683	27,298
Tapestry, Inc.	2,884	135,663
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	7,668	106,278
Class C (non-vtg.) (a)(b)	9,146	117,526
VF Corp.	14,949	1,212,962
		8,591,884

TOTAL CONSUMER DISCRETIONARY		158,461,210

CONSUMER STAPLES - 6.5%
Beverages - 2.8%
Brown-Forman Corp.:
Class A	3,189	220,041
Class B (non-vtg.)	10,177	705,266
Constellation Brands, Inc. Class A (sub. vtg.)	10,028	2,200,845
Dr. Pepper Snapple Group, Inc.	11,204	1,337,197
Monster Beverage Corp. (a)	25,619	1,747,984
PepsiCo, Inc.	77,052	9,269,356
The Coca-Cola Co.	178,106	8,476,065
		23,956,754
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	27,048	5,270,844
Kroger Co.	29,939	908,948
Rite Aid Corp. (a)(b)	30,590	66,686
Sprouts Farmers Market LLC (a)	8,224	229,696
Sysco Corp.	29,812	1,874,280
Walgreens Boots Alliance, Inc.	9,983	751,321
Welbilt, Inc. (a)	8,219	183,284
		9,285,059
Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (a)(b)	5,819	197,730
Campbell Soup Co. (b)	7,156	333,112
General Mills, Inc.	25,025	1,463,712
Kellogg Co. (b)	13,924	948,364
Lamb Weston Holdings, Inc.	2,158	126,459
McCormick & Co., Inc. (non-vtg.)	7,421	807,182
Pilgrim's Pride Corp. (a)	3,011	83,615
The Hershey Co.	7,580	836,301
TreeHouse Foods, Inc. (a)	1,029	48,528
		4,845,003
Household Products - 0.6%
Church & Dwight Co., Inc.	15,346	749,652
Clorox Co.	6,797	963,067
Colgate-Palmolive Co.	8,371	621,463
Energizer Holdings, Inc.	3,795	220,945
Kimberly-Clark Corp.	18,641	2,180,997
Procter & Gamble Co.	8,148	703,498
Spectrum Brands Holdings, Inc.	1,543	182,784
		5,622,406
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	13,511	1,823,445
Herbalife Ltd. (a)(b)	3,991	331,213
Nu Skin Enterprises, Inc. Class A	964	69,254
		2,223,912
Tobacco - 1.1%
Altria Group, Inc.	118,338	8,323,895
Philip Morris International, Inc.	8,662	928,826
		9,252,721

TOTAL CONSUMER STAPLES		55,185,855

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Halliburton Co.	36,131	1,940,235
RPC, Inc.	3,410	68,882
		2,009,117
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp. (a)	7,260	141,062
Apache Corp.	1,273	57,120
Cabot Oil & Gas Corp.	19,877	523,759
Cheniere Energy, Inc. (a)	8,222	465,036
Chesapeake Energy Corp. (a)(b)	3,945	13,808
Cimarex Energy Co.	5,370	602,514
Continental Resources, Inc. (a)	2,446	135,826
Devon Energy Corp.	2,363	97,757
Diamondback Energy, Inc. (a)	1,421	178,336
EOG Resources, Inc.	3,304	379,960
EQT Corp.	2,042	110,860
Gulfport Energy Corp. (a)	1,005	10,221
Laredo Petroleum, Inc. (a)	10,356	100,764
Newfield Exploration Co. (a)	12,383	392,046
ONEOK, Inc.	23,207	1,365,964
Parsley Energy, Inc. Class A (a)	9,499	224,176
RSP Permian, Inc. (a)	4,216	167,291
The Williams Companies, Inc.	7,427	233,134
		5,199,634

TOTAL ENERGY		7,208,751

FINANCIALS - 3.3%
Banks - 0.3%
Bank of the Ozarks, Inc.	3,552	177,422
East West Bancorp, Inc.	547	36,053
First Republic Bank	7,837	701,803
Pinnacle Financial Partners, Inc.	1,372	86,848
Signature Bank (a)	1,965	302,610
SVB Financial Group (a)	2,362	582,351
Western Alliance Bancorp. (a)	3,263	191,408
		2,078,495
Capital Markets - 1.9%
Ameriprise Financial, Inc.	8,244	1,390,763
BGC Partners, Inc. Class A	3,695	52,875
CBOE Holdings, Inc.	6,815	915,868
Charles Schwab Corp.	58,367	3,113,296
Eaton Vance Corp. (non-vtg.)	6,788	392,346
FactSet Research Systems, Inc.	2,355	472,625
Federated Investors, Inc. Class B (non-vtg.)	1,616	56,043
IntercontinentalExchange, Inc.	17,285	1,276,324
Invesco Ltd.	3,775	136,391
Lazard Ltd. Class A	6,479	379,475
Legg Mason, Inc.	1,206	51,400
LPL Financial	5,418	323,238
MarketAxess Holdings, Inc.	2,257	442,846
Moody's Corp.	10,291	1,664,981
Morningstar, Inc.	1,137	109,288
MSCI, Inc.	5,458	759,917
Raymond James Financial, Inc.	2,130	205,311
S&P Global, Inc.	15,994	2,896,513
SEI Investments Co.	8,346	627,202
State Street Corp.	1,223	134,738
T. Rowe Price Group, Inc.	2,269	253,288
TD Ameritrade Holding Corp.	13,850	772,692
		16,427,420
Consumer Finance - 0.1%
Capital One Financial Corp.	1,940	201,682
Credit Acceptance Corp. (a)	624	205,739
		407,421
Diversified Financial Services - 0.0%
Leucadia National Corp.	4,895	132,508
Voya Financial, Inc.	651	33,793
		166,301
Insurance - 1.0%
Allstate Corp.	6,251	617,411
American International Group, Inc.	6,746	431,204
Aon PLC	15,367	2,184,726
Arch Capital Group Ltd. (a)	1,055	95,942
Arthur J. Gallagher & Co.	7,576	517,592
Aspen Insurance Holdings Ltd.	1,193	44,559
Assurant, Inc.	703	64,310
Erie Indemnity Co. Class A	1,145	135,980
Marsh & McLennan Companies, Inc.	31,837	2,659,026
Progressive Corp.	35,905	1,942,461
RenaissanceRe Holdings Ltd.	173	21,995
XL Group Ltd.	5,122	188,694
		8,903,900

TOTAL FINANCIALS		27,983,537

HEALTH CARE - 12.8%
Biotechnology - 4.6%
AbbVie, Inc.	98,714	11,077,685
ACADIA Pharmaceuticals, Inc. (a)	6,278	187,775
Agios Pharmaceuticals, Inc. (a)	2,679	210,998
Alexion Pharmaceuticals, Inc. (a)	10,827	1,291,878
Alkermes PLC (a)(b)	9,336	533,739
Alnylam Pharmaceuticals, Inc. (a)	4,602	598,168
Amgen, Inc.	13,129	2,442,650
Biogen, Inc. (a)	12,348	4,294,758
BioMarin Pharmaceutical, Inc. (a)	10,789	973,491
Bioverativ, Inc.	6,717	692,254
Celgene Corp. (a)	48,001	4,855,781
Exelixis, Inc. (a)	17,823	540,215
Gilead Sciences, Inc.	57,624	4,828,891
Incyte Corp. (a)	10,738	969,534
Intercept Pharmaceuticals, Inc. (a)(b)	1,116	69,304
Intrexon Corp. (a)(b)	2,744	35,672
Ionis Pharmaceuticals, Inc. (a)	7,618	400,097
Neurocrine Biosciences, Inc. (a)	5,394	461,025
Opko Health, Inc. (a)(b)	2,342	10,445
Regeneron Pharmaceuticals, Inc. (a)	4,904	1,798,052
Seattle Genetics, Inc. (a)	5,920	309,616
TESARO, Inc. (a)(b)	2,371	159,948
Vertex Pharmaceuticals, Inc. (a)	15,589	2,601,336
		39,343,312
Health Care Equipment & Supplies - 2.6%
Abiomed, Inc. (a)	2,521	592,435
Align Technology, Inc. (a)	4,919	1,288,778
Baxter International, Inc.	2,963	213,425
Becton, Dickinson & Co.	16,122	3,916,679
Boston Scientific Corp. (a)	84,708	2,368,436
DexCom, Inc. (a)	5,326	309,973
Edwards Lifesciences Corp. (a)	12,946	1,638,705
Hill-Rom Holdings, Inc.	3,790	323,401
Hologic, Inc. (a)	9,776	417,435
IDEXX Laboratories, Inc. (a)	5,392	1,008,520
Intuitive Surgical, Inc. (a)	6,881	2,970,321
Medtronic PLC	6,110	524,788
ResMed, Inc.	8,623	869,112
Stryker Corp.	21,059	3,461,678
Teleflex, Inc.	469	130,265
The Cooper Companies, Inc.	2,300	562,741
Varian Medical Systems, Inc. (a)(b)	5,640	719,100
West Pharmaceutical Services, Inc.	4,523	453,205
		21,768,997
Health Care Providers & Services - 2.7%
Aetna, Inc.	6,353	1,186,867
AmerisourceBergen Corp.	9,817	978,460
Centene Corp. (a)	1,370	146,919
Cigna Corp.	12,948	2,697,716
Express Scripts Holding Co. (a)	2,465	195,179
HCA Holdings, Inc.	1,299	131,407
Henry Schein, Inc. (a)	9,751	737,956
Humana, Inc.	8,311	2,342,289
LifePoint Hospitals, Inc. (a)	390	19,286
McKesson Corp.	1,375	232,210
Patterson Companies, Inc.	503	18,053
Premier, Inc. (a)	1,015	32,937
UnitedHealth Group, Inc.	59,416	14,068,520
Wellcare Health Plans, Inc. (a)	2,512	528,475
		23,316,274
Health Care Technology - 0.2%
athenahealth, Inc. (a)	2,446	306,508
Cerner Corp. (a)	17,811	1,231,274
Veeva Systems, Inc. Class A (a)	6,714	422,042
		1,959,824
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	4,874	357,898
Bio-Techne Corp.	2,290	321,264
Bruker Corp.	2,317	82,508
Charles River Laboratories International, Inc. (a)	2,913	307,147
Illumina, Inc. (a)	9,020	2,098,413
Mettler-Toledo International, Inc. (a)	1,558	1,052,055
PerkinElmer, Inc.	1,329	106,533
QIAGEN NV (a)	4,751	159,111
Quintiles Transnational Holdings, Inc. (a)	6,424	656,469
Thermo Fisher Scientific, Inc.	11,146	2,497,930
Waters Corp. (a)	4,716	1,016,817
		8,656,145
Pharmaceuticals - 1.7%
Akorn, Inc. (a)	5,427	174,858
Bristol-Myers Squibb Co.	50,215	3,143,459
Eli Lilly & Co.	60,512	4,928,702
Johnson & Johnson	25,574	3,534,071
Merck & Co., Inc.	9,256	548,418
Zoetis, Inc. Class A	30,447	2,336,198
		14,665,706

TOTAL HEALTH CARE		109,710,258

INDUSTRIALS - 12.5%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	5,804	368,206
General Dynamics Corp.	6,586	1,465,253
Harris Corp.	1,896	302,184
HEICO Corp.	1,905	153,010
HEICO Corp. Class A	3,747	246,740
Hexcel Corp.	3,595	245,718
Huntington Ingalls Industries, Inc.	2,282	542,066
Lockheed Martin Corp.	13,980	4,960,803
Northrop Grumman Corp.	9,994	3,403,257
Raytheon Co.	6,692	1,398,226
Rockwell Collins, Inc.	10,048	1,391,548
The Boeing Co.	34,523	12,233,916
TransDigm Group, Inc.	2,986	946,293
		27,657,220
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc. (b)	8,681	793,964
Expeditors International of Washington, Inc.	7,665	497,842
FedEx Corp.	15,345	4,027,756
United Parcel Service, Inc. Class B	42,755	5,443,567
XPO Logistics, Inc. (a)(b)	5,383	508,371
		11,271,500
Airlines - 0.4%
Alaska Air Group, Inc.	6,167	405,357
American Airlines Group, Inc.	11,485	623,865
Copa Holdings SA Class A	142	19,643
Southwest Airlines Co.	34,158	2,076,806
		3,125,671
Building Products - 0.3%
A.O. Smith Corp.	8,842	590,469
Allegion PLC	5,912	509,082
Armstrong World Industries, Inc. (a)	2,819	176,751
Fortune Brands Home & Security, Inc.	8,630	612,126
Lennox International, Inc.	2,207	480,927
Masco Corp.	12,493	557,937
		2,927,292
Commercial Services & Supplies - 0.5%
Cintas Corp.	5,317	895,649
Clean Harbors, Inc. (a)	2,359	130,547
Copart, Inc. (a)	12,158	535,803
KAR Auction Services, Inc.	8,311	453,282
Rollins, Inc.	5,960	294,066
Waste Management, Inc.	22,232	1,965,976
		4,275,323
Construction & Engineering - 0.0%
Quanta Services, Inc. (a)	2,345	90,259
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,779	274,749
AMETEK, Inc.	2,373	181,060
Emerson Electric Co.	5,647	407,883
Fortive Corp.	17,205	1,307,924
Hubbell, Inc. Class B	2,161	293,788
Rockwell Automation, Inc.	7,941	1,566,680
Sensata Technologies Holding BV (a)(b)	5,348	300,825
		4,332,909
Industrial Conglomerates - 1.9%
3M Co.	35,951	9,005,726
General Electric Co.	93,829	1,517,215
Honeywell International, Inc.	27,576	4,403,060
Roper Technologies, Inc.	5,891	1,652,956
		16,578,957
Machinery - 2.3%
Allison Transmission Holdings, Inc.	7,675	339,542
Caterpillar, Inc.	31,892	5,191,380
Cummins, Inc.	3,136	589,568
Deere & Co.	19,712	3,280,471
Donaldson Co., Inc.	7,474	378,633
Dover Corp.	1,060	112,583
Gardner Denver Holdings, Inc.	4,085	141,259
Graco, Inc.	10,061	470,855
IDEX Corp.	4,403	631,742
Illinois Tool Works, Inc.	18,877	3,278,369
Ingersoll-Rand PLC	7,747	733,099
Lincoln Electric Holdings, Inc.	3,607	351,935
Middleby Corp. (a)	3,355	457,152
Nordson Corp.	3,511	504,601
Parker Hannifin Corp.	7,084	1,426,859
Snap-On, Inc. (b)	468	80,173
Stanley Black & Decker, Inc.	999	166,064
Toro Co.	6,399	420,094
WABCO Holdings, Inc. (a)	3,104	479,227
Wabtec Corp. (b)	1,731	140,280
Xylem, Inc.	5,768	416,796
		19,590,682
Professional Services - 0.4%
Dun & Bradstreet Corp.	934	115,564
Equifax, Inc.	7,365	920,109
IHS Markit Ltd. (a)	13,438	641,396
Robert Half International, Inc.	7,596	439,656
TransUnion Holding Co., Inc. (a)	9,716	576,742
Verisk Analytics, Inc. (a)	9,381	938,569
		3,632,036
Road & Rail - 1.2%
CSX Corp.	47,426	2,692,374
J.B. Hunt Transport Services, Inc.	5,308	641,366
Landstar System, Inc.	2,600	288,730
Old Dominion Freight Lines, Inc.	2,374	347,672
Union Pacific Corp.	44,287	5,912,315
		9,882,457
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	367	17,844
Fastenal Co.	17,878	982,575
HD Supply Holdings, Inc. (a)	11,434	444,668
MSC Industrial Direct Co., Inc. Class A	1,139	106,929
United Rentals, Inc. (a)	5,220	945,394
Univar, Inc. (a)	7,204	215,111
W.W. Grainger, Inc. (b)	2,967	800,081
Watsco, Inc.	1,865	335,308
		3,847,910

TOTAL INDUSTRIALS		107,212,216

INFORMATION TECHNOLOGY - 37.9%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	3,257	898,346
CommScope Holding Co., Inc. (a)	5,906	228,149
F5 Networks, Inc. (a)	3,898	563,417
Motorola Solutions, Inc.	959	95,382
Palo Alto Networks, Inc. (a)	5,504	868,916
		2,654,210
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	18,515	1,717,637
CDW Corp.	9,255	692,181
Cognex Corp.	10,203	636,361
Coherent, Inc. (a)	1,515	393,173
Corning, Inc.	3,297	102,932
Dell Technologies, Inc. (a)	12,682	909,299
FLIR Systems, Inc.	4,570	234,030
IPG Photonics Corp. (a)	2,219	559,077
National Instruments Corp.	5,062	252,796
Trimble, Inc. (a)	12,092	533,257
Universal Display Corp.	2,584	411,890
Zebra Technologies Corp. Class A (a)	3,222	396,822
		6,839,455
Internet Software & Services - 8.6%
Alphabet, Inc.:
Class A (a)	18,474	21,840,332
Class C (a)	18,719	21,900,107
CoStar Group, Inc. (a)	2,174	752,443
Facebook, Inc. Class A (a)	144,681	27,039,432
GoDaddy, Inc. (a)	7,762	428,695
IAC/InterActiveCorp (a)	4,280	620,472
LogMeIn, Inc.	2,023	254,493
Match Group, Inc. (a)(b)	2,280	79,663
Pandora Media, Inc. (a)(b)	15,061	71,992
Twitter, Inc. (a)	2,630	67,880
VeriSign, Inc. (a)(b)	5,268	605,399
Zillow Group, Inc.:
Class A (a)	2,331	104,405
Class C (a)(b)	4,619	205,361
		73,970,674
IT Services - 7.7%
Accenture PLC Class A	38,448	6,178,594
Alliance Data Systems Corp.	2,979	764,590
Automatic Data Processing, Inc.	27,731	3,428,384
Booz Allen Hamilton Holding Corp. Class A	8,249	323,196
Broadridge Financial Solutions, Inc.	7,256	699,551
Cognizant Technology Solutions Corp. Class A	36,241	2,826,073
CoreLogic, Inc. (a)	3,093	146,484
CSRA, Inc.	9,976	332,001
DST Systems, Inc.	380	31,681
DXC Technology Co.	17,543	1,746,406
Euronet Worldwide, Inc. (a)	3,106	291,560
Fidelity National Information Services, Inc.	11,568	1,184,100
First Data Corp. Class A (a)	29,086	514,822
Fiserv, Inc. (a)	13,123	1,848,243
FleetCor Technologies, Inc. (a)	5,513	1,171,513
Gartner, Inc. (a)	5,403	749,612
Genpact Ltd.	9,475	321,582
Global Payments, Inc.	9,384	1,048,944
IBM Corp.	36,039	5,899,584
Jack Henry & Associates, Inc.	4,741	591,013
MasterCard, Inc. Class A	58,398	9,869,262
Paychex, Inc.	19,907	1,358,653
PayPal Holdings, Inc. (a)	70,166	5,986,563
Sabre Corp.	10,270	213,308
Square, Inc. (a)(b)	14,989	703,134
The Western Union Co.	28,143	585,093
Total System Services, Inc.	11,226	997,542
Visa, Inc. Class A	112,796	14,012,647
WEX, Inc. (a)	1,940	300,331
Worldpay, Inc. (a)(b)	17,743	1,424,940
		65,549,406
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)(b)	51,872	712,721
Analog Devices, Inc.	22,656	2,081,633
Applied Materials, Inc.	66,086	3,544,192
Broadcom Ltd.	25,047	6,212,407
Cavium, Inc. (a)	4,150	368,437
Cypress Semiconductor Corp.	1,635	28,269
KLA-Tencor Corp.	9,708	1,065,938
Lam Research Corp.	9,988	1,912,902
Maxim Integrated Products, Inc.	17,393	1,060,973
Microchip Technology, Inc.	14,106	1,343,173
Micron Technology, Inc. (a)	51,091	2,233,699
Microsemi Corp. (a)	5,891	364,005
NVIDIA Corp.	35,233	8,660,271
NXP Semiconductors NV (a)	11,970	1,440,230
ON Semiconductor Corp. (a)	24,176	598,114
Qorvo, Inc. (a)	4,110	294,975
Skyworks Solutions, Inc.	11,409	1,109,069
Teradyne, Inc.	11,427	523,814
Texas Instruments, Inc.	61,870	6,785,283
Versum Materials, Inc.	610	22,448
Xilinx, Inc.	14,567	1,063,682
		41,426,235
Software - 9.3%
Activision Blizzard, Inc.	45,827	3,397,156
Adobe Systems, Inc. (a)	30,612	6,115,053
ANSYS, Inc. (a)	5,285	854,320
Atlassian Corp. PLC (a)	5,700	307,743
Autodesk, Inc. (a)	10,499	1,213,894
Black Knight, Inc. (a)	6,705	331,898
Cadence Design Systems, Inc. (a)	17,009	763,024
CDK Global, Inc.	7,853	559,840
Citrix Systems, Inc. (a)	9,349	867,213
Electronic Arts, Inc. (a)	18,572	2,357,901
Fortinet, Inc. (a)	9,005	414,590
Guidewire Software, Inc. (a)	1,894	150,478
Intuit, Inc.	15,076	2,531,260
Manhattan Associates, Inc. (a)	4,276	225,858
Microsoft Corp.	464,948	44,174,709
Oracle Corp.	14,620	754,246
Parametric Technology Corp. (a)	7,088	515,156
Red Hat, Inc. (a)	10,979	1,442,421
Salesforce.com, Inc. (a)	41,917	4,774,765
ServiceNow, Inc. (a)	10,342	1,539,614
Splunk, Inc. (a)	8,551	789,856
SS&C Technologies Holdings, Inc.	9,804	492,945
Symantec Corp.	37,790	1,029,022
Synopsys, Inc. (a)	745	68,994
Tableau Software, Inc. (a)	3,993	306,702
Take-Two Interactive Software, Inc. (a)	6,866	869,716
Tyler Technologies, Inc. (a)	2,132	429,619
Ultimate Software Group, Inc. (a)	1,758	409,421
VMware, Inc. Class A (a)(b)	4,404	545,171
Workday, Inc. Class A (a)	8,239	987,774
		79,220,359
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	318,485	53,323,947
NCR Corp. (a)	7,425	278,512
NetApp, Inc.	14,366	883,509
Western Digital Corp.	2,638	234,729
		54,720,697

TOTAL INFORMATION TECHNOLOGY		324,381,036

MATERIALS - 3.6%
Chemicals - 2.7%
Albemarle Corp. U.S.	1,319	147,187
Axalta Coating Systems Ltd. (a)	13,110	412,965
Celanese Corp. Class A	4,939	534,202
DowDuPont, Inc.	68,971	5,212,828
Ecolab, Inc.	15,883	2,186,771
FMC Corp.	8,204	749,271
Huntsman Corp.	6,033	208,561
International Flavors & Fragrances, Inc.	4,839	727,302
LyondellBasell Industries NV Class A	8,750	1,048,600
Monsanto Co.	27,182	3,310,768
NewMarket Corp.	439	174,542
Platform Specialty Products Corp. (a)	6,317	73,972
PPG Industries, Inc.	14,753	1,751,624
Praxair, Inc.	15,524	2,506,971
RPM International, Inc.	7,489	390,926
Sherwin-Williams Co.	5,076	2,117,250
The Chemours Co. LLC	11,370	586,919
The Scotts Miracle-Gro Co. Class A	2,470	222,967
W.R. Grace & Co.	4,192	309,453
Westlake Chemical Corp.	1,137	128,026
		22,801,105
Construction Materials - 0.2%
Eagle Materials, Inc.	2,883	323,040
Martin Marietta Materials, Inc.	3,511	801,105
Vulcan Materials Co.	7,564	1,024,166
		2,148,311
Containers & Packaging - 0.6%
Aptargroup, Inc.	897	78,416
Ardagh Group SA	639	12,780
Avery Dennison Corp.	5,139	630,453
Ball Corp.	11,907	455,800
Berry Global Group, Inc. (a)	7,970	471,744
Crown Holdings, Inc. (a)	5,571	323,397
Graphic Packaging Holding Co.	13,427	216,846
International Paper Co.	23,110	1,452,695
Owens-Illinois, Inc. (a)	8,126	188,686
Packaging Corp. of America	5,778	725,890
Sealed Air Corp.	5,644	267,243
Silgan Holdings, Inc.	4,744	141,798
		4,965,748
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	16,505	321,848
Royal Gold, Inc.	1,535	136,615
Southern Copper Corp.	4,481	217,553
Steel Dynamics, Inc.	1,916	86,986
		763,002

TOTAL MATERIALS		30,678,166

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	26,158	3,863,537
Boston Properties, Inc.	1,479	182,967
CoreSite Realty Corp.	2,108	228,339
Crown Castle International Corp.	24,886	2,806,394
CubeSmart	7,809	214,982
CyrusOne, Inc.	4,881	281,585
Digital Realty Trust, Inc.	9,629	1,077,967
Douglas Emmett, Inc.	7,864	304,101
Equinix, Inc.	4,808	2,188,554
Equity Lifestyle Properties, Inc.	5,006	432,118
Extra Space Storage, Inc.	6,310	526,759
Federal Realty Investment Trust (SBI)	1,722	208,018
Gaming & Leisure Properties	4,114	149,914
Hudson Pacific Properties, Inc.	1,003	32,066
Iron Mountain, Inc.	14,761	517,078
Lamar Advertising Co. Class A	4,577	329,544
Outfront Media, Inc.	1,217	27,261
Public Storage	9,154	1,791,987
SBA Communications Corp. Class A (a)	7,427	1,296,012
Simon Property Group, Inc.	17,429	2,847,376
Tanger Factory Outlet Centers, Inc.	337	8,486
Taubman Centers, Inc.	1,845	113,744
		19,428,789
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	7,907	361,271

TOTAL REAL ESTATE		19,790,060

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	126,573	6,843,802
Zayo Group Holdings, Inc. (a)	11,481	421,353
		7,265,155
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	11,119	723,847

TOTAL TELECOMMUNICATION SERVICES		7,989,002

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	3,768	98,006
TOTAL COMMON STOCKS
(Cost $669,297,486)		848,698,097

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.39% (c)	4,285,309	4,286,166
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	15,038,020	15,039,524
TOTAL MONEY MARKET FUNDS
(Cost $19,325,690)		19,325,690
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $688,623,176)		868,023,787
NET OTHER ASSETS (LIABILITIES) - (1.5)%(e)		(12,615,856)
NET ASSETS - 100%		$855,407,931

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	45	March 2018	$6,358,050	$193,425	$193,425

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $171,700 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,692
Fidelity Securities Lending Cash Central Fund	33,759
Total	$80,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Index Fund

January 31, 2018

ZMP-QTLY-0318
1.9881625.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.1%
Adient PLC	119	$7,711
Aptiv PLC	337	31,975
BorgWarner, Inc.	267	15,021
Delphi Technologies PLC	114	6,296
Gentex Corp.	360	8,525
Lear Corp.	86	16,610
The Goodyear Tire & Rubber Co.	312	10,864
Visteon Corp. (a)	39	5,073
		102,075
Automobiles - 0.2%
Harley-Davidson, Inc.	213	10,322
Thor Industries, Inc.	63	8,610
		18,932
Distributors - 0.4%
Genuine Parts Co.	180	18,733
LKQ Corp. (a)	388	16,308
Pool Corp.	50	6,762
		41,803
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	66	6,481
Graham Holdings Co.	5	2,972
H&R Block, Inc.	265	7,033
Service Corp. International	232	9,273
ServiceMaster Global Holdings, Inc. (a)	166	8,752
		34,511
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	304	13,926
Chipotle Mexican Grill, Inc. (a)	32	10,392
Choice Hotels International, Inc.	41	3,368
Darden Restaurants, Inc.	157	15,048
Domino's Pizza, Inc.	55	11,927
Dunkin' Brands Group, Inc.	115	7,435
Extended Stay America, Inc. unit	236	4,774
Hilton Grand Vacations, Inc. (a)	85	3,822
Hilton Worldwide Holdings, Inc.	274	23,468
Hyatt Hotels Corp. Class A (a)	57	4,634
International Game Technology PLC	133	3,866
MGM Mirage, Inc.	630	22,964
Norwegian Cruise Line Holdings Ltd. (a)	234	14,213
Royal Caribbean Cruises Ltd.	216	28,847
Six Flags Entertainment Corp.	86	5,810
U.S. Foods Holding Corp. (a)	260	8,354
Vail Resorts, Inc.	50	10,928
Wendy's Co.	228	3,689
Wyndham Worldwide Corp.	124	15,392
Wynn Resorts Ltd.	101	16,725
Yum China Holdings, Inc.	465	21,571
		251,153
Household Durables - 1.7%
CalAtlantic Group, Inc.	100	5,613
D.R. Horton, Inc.	428	20,993
Garmin Ltd.	153	9,630
Leggett & Platt, Inc.	169	7,860
Lennar Corp.:
Class A	245	15,352
Class B	23	1,165
Mohawk Industries, Inc. (a)	78	21,923
Newell Brands, Inc.	615	16,261
NVR, Inc. (a)	4	12,713
PulteGroup, Inc.	341	10,854
Tempur Sealy International, Inc. (a)	57	3,399
Toll Brothers, Inc.	187	8,710
Tupperware Brands Corp.	63	3,639
Whirlpool Corp.	89	16,146
		154,258
Internet & Direct Marketing Retail - 0.6%
Expedia, Inc.	154	19,714
Liberty Expedia Holdings, Inc. (a)	67	3,142
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	99	5,834
Series A (a)	561	15,758
TripAdvisor, Inc. (a)	134	4,646
Wayfair LLC Class A (a)	47	4,324
		53,418
Leisure Products - 0.4%
Brunswick Corp.	108	6,780
Hasbro, Inc.	142	13,429
Mattel, Inc.	423	6,700
Polaris Industries, Inc.	75	8,476
		35,385
Media - 1.9%
AMC Networks, Inc. Class A (a)	64	3,302
Cable One, Inc.	6	4,236
Cinemark Holdings, Inc.	131	4,821
Discovery Communications, Inc.:
Class A (a)	191	4,788
Class C (non-vtg.) (a)	260	6,204
Interpublic Group of Companies, Inc.	492	10,770
John Wiley & Sons, Inc. Class A	55	3,487
Liberty Broadband Corp.:
Class A (a)	36	3,407
Class C (a)	127	12,135
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	236	8,895
Liberty Media Class A (a)	32	1,142
Liberty SiriusXM Series A (a)	125	5,626
Liberty SiriusXM Series C (a)	213	9,545
Lions Gate Entertainment Corp.:
Class A (a)	70	2,369
Class B (a)	120	3,840
Live Nation Entertainment, Inc. (a)	171	7,705
News Corp.:
Class A	479	8,196
Class B	156	2,722
Omnicom Group, Inc.	289	22,152
Regal Entertainment Group Class A	139	3,180
Scripps Networks Interactive, Inc. Class A	109	9,591
Sirius XM Holdings, Inc.	1,845	11,273
Tegna, Inc.	266	3,849
The Madison Square Garden Co. (a)	23	4,964
Tribune Media Co. Class A	98	4,174
Viacom, Inc.:
Class A	17	662
Class B (non-vtg.)	435	14,538
		177,573
Multiline Retail - 1.1%
Dollar General Corp.	347	35,783
Dollar Tree, Inc. (a)	290	33,350
Kohl's Corp.	211	13,666
Macy's, Inc.	388	10,069
Nordstrom, Inc.	149	7,347
		100,215
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	90	10,529
AutoNation, Inc. (a)	71	4,276
AutoZone, Inc. (a)	34	26,025
Bed Bath & Beyond, Inc.	170	3,924
Best Buy Co., Inc.	324	23,671
Burlington Stores, Inc. (a)	86	10,467
CarMax, Inc. (a)	232	16,558
Dick's Sporting Goods, Inc.	102	3,209
Floor & Decor Holdings, Inc. Class A	29	1,360
Foot Locker, Inc.	157	7,717
GameStop Corp. Class A	120	2,017
Gap, Inc.	301	10,005
L Brands, Inc.	300	15,027
Michaels Companies, Inc. (a)	137	3,681
Murphy U.S.A., Inc. (a)	40	3,412
O'Reilly Automotive, Inc. (a)	105	27,792
Penske Automotive Group, Inc.	44	2,296
Ross Stores, Inc.	476	39,218
Sally Beauty Holdings, Inc. (a)	159	2,641
Signet Jewelers Ltd.	75	3,968
Tiffany & Co., Inc.	135	14,398
Tractor Supply Co.	157	11,971
Ulta Beauty, Inc.	74	16,435
Urban Outfitters, Inc. (a)	101	3,445
Williams-Sonoma, Inc.	105	5,379
		269,421
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	58	6,977
Hanesbrands, Inc.	461	10,013
lululemon athletica, Inc. (a)	121	9,463
Michael Kors Holdings Ltd. (a)	181	11,946
PVH Corp.	98	15,198
Ralph Lauren Corp.	71	8,116
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	162	6,673
Switch, Inc. Class A	45	730
Tapestry, Inc.	357	16,793
Under Armour, Inc.:
Class A (sub. vtg.) (a)	250	3,465
Class C (non-vtg.) (a)	207	2,660
VF Corp.	411	33,349
		125,383

TOTAL CONSUMER DISCRETIONARY		1,364,127

CONSUMER STAPLES - 3.9%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	70	4,830
Class B (non-vtg.)	222	15,385
Dr. Pepper Snapple Group, Inc.	228	27,212
Molson Coors Brewing Co. Class B	221	18,568
		65,995
Food & Staples Retailing - 0.1%
Casey's General Stores, Inc.	47	5,692
Rite Aid Corp. (a)	1,298	2,830
Sprouts Farmers Market LLC (a)	161	4,497
Welbilt, Inc. (a)	159	3,546
		16,565
Food Products - 2.3%
Blue Buffalo Pet Products, Inc. (a)	115	3,908
Bunge Ltd.	178	14,139
Campbell Soup Co.	224	10,427
ConAgra Foods, Inc.	487	18,506
Flowers Foods, Inc.	218	4,275
Hormel Foods Corp.	340	11,672
Ingredion, Inc.	90	12,928
Kellogg Co.	309	21,046
Lamb Weston Holdings, Inc.	184	10,782
McCormick & Co., Inc. (non-vtg.)	151	16,424
Pilgrim's Pride Corp. (a)	65	1,805
Pinnacle Foods, Inc.	150	9,291
Post Holdings, Inc. (a)	83	6,281
The Hain Celestial Group, Inc. (a)	125	4,768
The Hershey Co.	173	19,087
The J.M. Smucker Co.	138	17,511
TreeHouse Foods, Inc. (a)	68	3,207
Tyson Foods, Inc. Class A	350	26,639
		212,696
Household Products - 0.5%
Church & Dwight Co., Inc.	319	15,583
Clorox Co.	163	23,095
Energizer Holdings, Inc.	74	4,308
Spectrum Brands Holdings, Inc.	30	3,554
		46,540
Personal Products - 0.3%
Coty, Inc. Class A	590	11,570
Edgewell Personal Care Co. (a)	71	4,009
Herbalife Ltd. (a)	79	6,556
Nu Skin Enterprises, Inc. Class A	64	4,598
		26,733

TOTAL CONSUMER STAPLES		368,529

ENERGY - 5.6%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	540	17,361
Helmerich & Payne, Inc.	137	9,868
Nabors Industries Ltd.	382	2,995
National Oilwell Varco, Inc.	476	17,460
Oceaneering International, Inc.	121	2,502
Patterson-UTI Energy, Inc.	257	6,070
RPC, Inc.	73	1,475
Transocean Ltd. (United States) (a)	483	5,212
Weatherford International PLC (a)	1,089	4,291
		67,234
Oil, Gas & Consumable Fuels - 4.9%
Andeavor	197	21,308
Antero Resources Corp. (a)	285	5,538
Apache Corp.	482	21,627
Cabot Oil & Gas Corp.	580	15,283
Centennial Resource Development, Inc. Class A (a)	164	3,347
Cheniere Energy, Inc. (a)	258	14,592
Chesapeake Energy Corp. (a)	1,119	3,917
Cimarex Energy Co.	119	13,352
CNX Resources Corp. (a)	281	3,937
Concho Resources, Inc. (a)	186	29,284
CONSOL Energy, Inc. (a)	39	1,265
Continental Resources, Inc. (a)	108	5,997
Devon Energy Corp.	666	27,552
Diamondback Energy, Inc. (a)	124	15,562
Energen Corp. (a)	120	6,268
EQT Corp.	294	15,961
Extraction Oil & Gas, Inc. (a)	143	2,016
Gulfport Energy Corp. (a)	205	2,085
Hess Corp.	354	17,881
HollyFrontier Corp.	224	10,743
Kosmos Energy Ltd. (a)	286	1,976
Laredo Petroleum, Inc. (a)	201	1,956
Marathon Oil Corp.	1,062	19,318
Marathon Petroleum Corp.	611	42,324
Murphy Oil Corp.	202	6,484
Newfield Exploration Co. (a)	254	8,042
Noble Energy, Inc.	603	18,404
ONEOK, Inc.	474	27,900
Parsley Energy, Inc. Class A (a)	298	7,033
PBF Energy, Inc. Class A	135	4,365
QEP Resources, Inc. (a)	307	2,874
Range Resources Corp.	282	4,019
RSP Permian, Inc. (a)	168	6,666
SM Energy Co.	139	3,246
Southwestern Energy Co. (a)	625	2,650
Targa Resources Corp.	270	12,960
The Williams Companies, Inc.	1,045	32,803
Whiting Petroleum Corp. (a)	111	3,099
World Fuel Services Corp.	82	2,287
WPX Energy, Inc. (a)	489	7,203
		453,124

TOTAL ENERGY		520,358

FINANCIALS - 14.6%
Banks - 4.6%
Associated Banc-Corp.	188	4,653
Bank of Hawaii Corp.	52	4,351
Bank of the Ozarks, Inc.	149	7,443
BankUnited, Inc.	129	5,294
BOK Financial Corp.	31	2,997
CIT Group, Inc.	167	8,465
Citizens Financial Group, Inc.	622	28,550
Comerica, Inc.	217	20,663
Commerce Bancshares, Inc.	116	6,787
Cullen/Frost Bankers, Inc.	71	7,555
East West Bancorp, Inc.	181	11,930
Fifth Third Bancorp	892	29,525
First Hawaiian, Inc.	77	2,225
First Horizon National Corp.	379	7,527
First Republic Bank	203	18,179
FNB Corp., Pennsylvania	397	5,697
Huntington Bancshares, Inc.	1,369	22,150
KeyCorp	1,351	28,911
M&T Bank Corp.	178	33,959
PacWest Bancorp	164	8,599
Peoples United Financial, Inc.	418	8,222
Pinnacle Financial Partners, Inc.	88	5,570
Popular, Inc.	124	5,039
Prosperity Bancshares, Inc.	82	6,216
Regions Financial Corp.	1,462	28,114
Signature Bank (a)	69	10,626
SunTrust Banks, Inc.	599	42,349
SVB Financial Group (a)	66	16,272
Synovus Financial Corp.	146	7,357
TCF Financial Corp.	196	4,204
Webster Financial Corp.	113	6,398
Western Alliance Bancorp. (a)	125	7,333
Zions Bancorporation	247	13,345
		426,505
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	70	13,974
Ameriprise Financial, Inc.	186	31,378
BGC Partners, Inc. Class A	287	4,107
CBOE Holdings, Inc.	138	18,546
E*TRADE Financial Corp. (a)	342	18,023
Eaton Vance Corp. (non-vtg.)	142	8,208
FactSet Research Systems, Inc.	48	9,633
Federated Investors, Inc. Class B (non-vtg.)	118	4,092
Interactive Brokers Group, Inc.	89	5,695
Invesco Ltd.	509	18,390
Lazard Ltd. Class A	149	8,727
Legg Mason, Inc.	102	4,347
LPL Financial	109	6,503
MarketAxess Holdings, Inc.	46	9,026
Moody's Corp.	209	33,814
Morningstar, Inc.	23	2,211
MSCI, Inc.	112	15,594
Northern Trust Corp.	263	27,718
Raymond James Financial, Inc.	161	15,519
SEI Investments Co.	168	12,625
T. Rowe Price Group, Inc.	296	33,042
TD Ameritrade Holding Corp.	319	17,797
The NASDAQ OMX Group, Inc.	143	11,570
		330,539
Consumer Finance - 1.2%
Ally Financial, Inc.	555	16,522
Credit Acceptance Corp. (a)	14	4,616
Discover Financial Services	454	36,229
Navient Corp.	322	4,589
OneMain Holdings, Inc. (a)	78	2,551
Santander Consumer U.S.A. Holdings, Inc.	182	3,140
SLM Corp. (a)	532	6,086
Synchrony Financial	990	39,283
		113,016
Diversified Financial Services - 0.2%
Leucadia National Corp.	405	10,963
Voya Financial, Inc.	228	11,835
		22,798
Insurance - 4.4%
Alleghany Corp. (a)	19	11,926
American Financial Group, Inc.	87	9,861
American National Insurance Co.	9	1,138
Arch Capital Group Ltd. (a)	155	14,096
Arthur J. Gallagher & Co.	223	15,235
Aspen Insurance Holdings Ltd.	74	2,764
Assurant, Inc.	70	6,404
Assured Guaranty Ltd.	143	5,089
Athene Holding Ltd. (a)	137	6,872
Axis Capital Holdings Ltd.	101	5,104
Brown & Brown, Inc.	145	7,610
Cincinnati Financial Corp.	195	14,996
CNA Financial Corp.	33	1,787
Erie Indemnity Co. Class A	31	3,682
Everest Re Group Ltd.	51	11,720
First American Financial Corp.	136	8,034
FNF Group	329	12,824
Hanover Insurance Group, Inc.	52	5,884
Hartford Financial Services Group, Inc.	446	26,207
Lincoln National Corp.	274	22,687
Loews Corp.	350	18,078
Markel Corp. (a)	17	19,511
Mercury General Corp.	38	1,860
Old Republic International Corp.	301	6,468
Principal Financial Group, Inc.	335	22,646
ProAssurance Corp.	65	3,556
Progressive Corp.	725	39,223
Reinsurance Group of America, Inc.	81	12,689
RenaissanceRe Holdings Ltd.	51	6,484
Torchmark Corp.	145	13,173
Unum Group	282	15,000
Validus Holdings Ltd.	95	6,432
W.R. Berkley Corp.	121	8,831
White Mountains Insurance Group Ltd.	5	4,200
Willis Group Holdings PLC	160	25,675
XL Group Ltd.	315	11,605
		409,351
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	493	9,263
Annaly Capital Management, Inc.	1,429	15,062
Chimera Investment Corp.	255	4,332
MFA Financial, Inc.	486	3,480
New Residential Investment Corp.	417	7,210
Starwood Property Trust, Inc.	320	6,525
Two Harbors Investment Corp.	213	3,142
		49,014
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	612	8,666
TFS Financial Corp.	78	1,140
		9,806

TOTAL FINANCIALS		1,361,029

HEALTH CARE - 9.7%
Biotechnology - 1.5%
ACADIA Pharmaceuticals, Inc. (a)	122	3,649
Agios Pharmaceuticals, Inc. (a)	60	4,726
Alkermes PLC (a)	192	10,977
Alnylam Pharmaceuticals, Inc. (a)	108	14,038
BioMarin Pharmaceutical, Inc. (a)	218	19,670
Bioverativ, Inc.	136	14,016
Exelixis, Inc. (a)	364	11,033
Incyte Corp. (a)	220	19,864
Intercept Pharmaceuticals, Inc. (a)	23	1,428
Intrexon Corp. (a)	79	1,027
Ionis Pharmaceuticals, Inc. (a)	157	8,246
Juno Therapeutics, Inc. (a)	85	7,294
Neurocrine Biosciences, Inc. (a)	111	9,487
Opko Health, Inc. (a)	411	1,833
Seattle Genetics, Inc. (a)	118	6,171
TESARO, Inc. (a)	46	3,103
United Therapeutics Corp. (a)	55	7,095
		143,657
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	51	11,985
Align Technology, Inc. (a)	100	26,200
Dentsply Sirona, Inc.	285	17,331
DexCom, Inc. (a)	106	6,169
Edwards Lifesciences Corp. (a)	263	33,291
Hill-Rom Holdings, Inc.	84	7,168
Hologic, Inc. (a)	349	14,902
IDEXX Laboratories, Inc. (a)	110	20,574
ResMed, Inc.	175	17,638
Steris PLC	106	9,638
Teleflex, Inc.	57	15,832
The Cooper Companies, Inc.	61	14,925
Varian Medical Systems, Inc. (a)	115	14,663
West Pharmaceutical Services, Inc.	93	9,319
Zimmer Biomet Holdings, Inc.	254	32,288
		251,923
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	101	3,442
AmerisourceBergen Corp.	201	20,034
Brookdale Senior Living, Inc. (a)	236	2,242
Cardinal Health, Inc.	399	28,644
Centene Corp. (a)	214	22,949
DaVita HealthCare Partners, Inc. (a)	193	15,062
Envision Healthcare Corp. (a)	148	5,327
Henry Schein, Inc. (a)	200	15,136
Laboratory Corp. of America Holdings (a)	128	22,336
LifePoint Hospitals, Inc. (a)	46	2,275
MEDNAX, Inc. (a)	113	5,968
Patterson Companies, Inc.	101	3,625
Premier, Inc. (a)	77	2,499
Quest Diagnostics, Inc.	172	18,201
Universal Health Services, Inc. Class B	108	13,122
Wellcare Health Plans, Inc. (a)	56	11,781
		192,643
Health Care Technology - 0.4%
athenahealth, Inc. (a)	49	6,140
Cerner Corp. (a)	363	25,094
Veeva Systems, Inc. Class A (a)	138	8,675
		39,909
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	406	29,813
Bio-Rad Laboratories, Inc. Class A (a)	26	6,722
Bio-Techne Corp.	46	6,453
Bruker Corp.	125	4,451
Charles River Laboratories International, Inc. (a)	58	6,116
Illumina, Inc. (a)	183	42,573
Mettler-Toledo International, Inc. (a)	32	21,608
PerkinElmer, Inc.	138	11,062
QIAGEN NV (a)	287	9,612
Quintiles Transnational Holdings, Inc. (a)	200	20,438
Waters Corp. (a)	96	20,699
		179,547
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	111	3,576
Endo International PLC (a)	280	1,935
Mallinckrodt PLC (a)	117	2,113
Mylan NV (a)	672	28,795
Perrigo Co. PLC	166	15,043
Zoetis, Inc. Class A	617	47,324
		98,786

TOTAL HEALTH CARE		906,465

INDUSTRIALS - 14.5%
Aerospace & Defense - 2.1%
Arconic, Inc.	540	16,232
BWX Technologies, Inc.	119	7,549
Harris Corp.	149	23,748
HEICO Corp.	40	3,213
HEICO Corp. Class A	75	4,939
Hexcel Corp.	113	7,724
Huntington Ingalls Industries, Inc.	56	13,302
L3 Technologies, Inc.	96	20,396
Orbital ATK, Inc.	73	9,629
Rockwell Collins, Inc.	204	28,252
Spirit AeroSystems Holdings, Inc. Class A	146	14,945
Teledyne Technologies, Inc. (a)	44	8,400
Textron, Inc.	335	19,654
TransDigm Group, Inc.	61	19,332
		197,315
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	177	16,188
Expeditors International of Washington, Inc.	220	14,289
XPO Logistics, Inc. (a)	149	14,072
		44,549
Airlines - 0.9%
Alaska Air Group, Inc.	151	9,925
American Airlines Group, Inc.	545	29,604
Copa Holdings SA Class A	40	5,533
JetBlue Airways Corp. (a)	406	8,469
Spirit Airlines, Inc. (a)	86	3,622
United Continental Holdings, Inc. (a)	339	22,991
		80,144
Building Products - 0.9%
A.O. Smith Corp.	181	12,087
Allegion PLC	121	10,419
Armstrong World Industries, Inc. (a)	54	3,386
Fortune Brands Home & Security, Inc.	192	13,619
Lennox International, Inc.	48	10,460
Masco Corp.	398	17,775
Owens Corning	140	13,016
USG Corp. (a)	105	4,059
		84,821
Commercial Services & Supplies - 0.9%
Cintas Corp.	108	18,193
Clean Harbors, Inc. (a)	65	3,597
Copart, Inc. (a)	251	11,062
KAR Auction Services, Inc.	174	9,490
Pitney Bowes, Inc.	231	3,259
Republic Services, Inc.	288	19,814
Rollins, Inc.	118	5,822
Stericycle, Inc. (a)	103	7,762
		78,999
Construction & Engineering - 0.4%
AECOM (a)	199	7,783
Fluor Corp.	176	10,683
Jacobs Engineering Group, Inc.	151	10,488
Quanta Services, Inc. (a)	189	7,275
Valmont Industries, Inc.	27	4,417
		40,646
Electrical Equipment - 1.3%
Acuity Brands, Inc.	52	8,031
AMETEK, Inc.	287	21,898
Fortive Corp.	386	29,344
Hubbell, Inc. Class B	68	9,245
Regal Beloit Corp.	55	4,285
Rockwell Automation, Inc.	160	31,566
Sensata Technologies Holding BV (a)	214	12,038
		116,407
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	77	8,794
ITT, Inc.	114	6,384
Roper Technologies, Inc.	126	35,354
		50,532
Machinery - 4.0%
AGCO Corp.	85	6,173
Allison Transmission Holdings, Inc.	154	6,813
Colfax Corp. (a)	109	4,362
Crane Co.	62	6,196
Cummins, Inc.	200	37,600
Donaldson Co., Inc.	166	8,410
Dover Corp.	195	20,711
Flowserve Corp.	167	7,568
Gardner Denver Holdings, Inc.	80	2,766
Graco, Inc.	209	9,781
IDEX Corp.	96	13,774
Ingersoll-Rand PLC	315	29,808
Lincoln Electric Holdings, Inc.	73	7,123
Middleby Corp. (a)	70	9,538
Nordson Corp.	73	10,492
Oshkosh Corp.	95	8,618
PACCAR, Inc.	433	32,284
Parker Hannifin Corp.	167	33,637
Pentair PLC	207	14,801
Snap-On, Inc.	72	12,334
Stanley Black & Decker, Inc.	193	32,082
Terex Corp.	96	4,514
Timken Co.	85	4,467
Toro Co.	134	8,797
Trinity Industries, Inc.	192	6,618
WABCO Holdings, Inc. (a)	64	9,881
Wabtec Corp.	109	8,833
Xylem, Inc.	224	16,186
		374,167
Marine - 0.1%
Kirby Corp. (a)	66	4,943
Professional Services - 1.2%
Dun & Bradstreet Corp.	46	5,692
Equifax, Inc.	149	18,615
IHS Markit Ltd. (a)	485	23,149
Manpower, Inc.	85	11,168
Nielsen Holdings PLC	453	16,947
Robert Half International, Inc.	157	9,087
TransUnion Holding Co., Inc. (a)	198	11,753
Verisk Analytics, Inc. (a)	191	19,110
		115,521
Road & Rail - 0.6%
AMERCO	6	2,190
Genesee & Wyoming, Inc. Class A (a)	79	6,308
J.B. Hunt Transport Services, Inc.	109	13,170
Kansas City Southern	130	14,707
Landstar System, Inc.	52	5,775
Old Dominion Freight Lines, Inc.	78	11,423
Ryder System, Inc.	65	5,657
		59,230
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	120	5,834
Fastenal Co.	366	20,115
HD Supply Holdings, Inc. (a)	237	9,217
MSC Industrial Direct Co., Inc. Class A	54	5,070
United Rentals, Inc. (a)	106	19,198
Univar, Inc. (a)	140	4,180
W.W. Grainger, Inc.	65	17,528
Watsco, Inc.	38	6,832
WESCO International, Inc. (a)	58	3,953
		91,927
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	99	6,569

TOTAL INDUSTRIALS		1,345,770

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	67	18,480
Arris International PLC (a)	218	5,515
CommScope Holding Co., Inc. (a)	240	9,271
EchoStar Holding Corp. Class A (a)	58	3,541
F5 Networks, Inc. (a)	81	11,708
Juniper Networks, Inc.	468	12,238
Motorola Solutions, Inc.	205	20,389
Palo Alto Networks, Inc. (a)	113	17,839
		98,981
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	377	34,974
Arrow Electronics, Inc. (a)	113	9,191
Avnet, Inc.	149	6,333
CDW Corp.	188	14,061
Cognex Corp.	208	12,973
Coherent, Inc. (a)	31	8,045
Dell Technologies, Inc. (a)	257	18,427
Dolby Laboratories, Inc. Class A	68	4,375
FLIR Systems, Inc.	175	8,962
IPG Photonics Corp. (a)	45	11,338
Jabil, Inc.	213	5,417
Keysight Technologies, Inc. (a)	234	10,932
National Instruments Corp.	131	6,542
Trimble, Inc. (a)	315	13,892
Universal Display Corp.	52	8,289
Zebra Technologies Corp. Class A (a)	65	8,005
		181,756
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	208	13,934
CoStar Group, Inc. (a)	45	15,575
GoDaddy, Inc. (a)	160	8,837
IAC/InterActiveCorp (a)	88	12,757
LogMeIn, Inc.	66	8,303
Match Group, Inc. (a)	50	1,747
Pandora Media, Inc. (a)	312	1,491
Twitter, Inc. (a)	843	21,758
VeriSign, Inc. (a)	107	12,296
Zillow Group, Inc.:
Class A (a)	66	2,956
Class C (a)	140	6,224
		105,878
IT Services - 4.5%
Alliance Data Systems Corp.	61	15,656
Amdocs Ltd.	182	12,449
Booz Allen Hamilton Holding Corp. Class A	181	7,092
Broadridge Financial Solutions, Inc.	147	14,172
Conduent, Inc. (a)	234	3,838
CoreLogic, Inc. (a)	102	4,831
CSRA, Inc.	200	6,656
DST Systems, Inc.	74	6,169
DXC Technology Co.	356	35,440
Euronet Worldwide, Inc. (a)	62	5,820
Fidelity National Information Services, Inc.	413	42,275
First Data Corp. Class A (a)	600	10,620
Fiserv, Inc. (a)	267	37,604
FleetCor Technologies, Inc. (a)	112	23,800
Gartner, Inc. (a)	110	15,261
Genpact Ltd.	189	6,415
Global Payments, Inc.	190	21,238
Jack Henry & Associates, Inc.	98	12,217
Leidos Holdings, Inc.	180	11,988
Paychex, Inc.	402	27,437
Sabre Corp.	254	5,276
Square, Inc. (a)	306	14,354
Teradata Corp. (a)	149	6,035
The Western Union Co.	583	12,121
Total System Services, Inc.	228	20,260
WEX, Inc. (a)	50	7,741
Worldpay, Inc. (a)	361	28,992
		415,757
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	1,059	14,551
Analog Devices, Inc.	459	42,173
Cavium, Inc. (a)	83	7,369
Cypress Semiconductor Corp.	421	7,279
First Solar, Inc. (a)	103	6,919
KLA-Tencor Corp.	198	21,740
Lam Research Corp.	202	38,687
Marvell Technology Group Ltd.	502	11,712
Maxim Integrated Products, Inc.	352	21,472
Microchip Technology, Inc.	288	27,423
Microsemi Corp. (a)	149	9,207
ON Semiconductor Corp. (a)	525	12,989
Qorvo, Inc. (a)	160	11,483
Skyworks Solutions, Inc.	233	22,650
Teradyne, Inc.	251	11,506
Versum Materials, Inc.	134	4,931
Xilinx, Inc.	314	22,928
		295,019
Software - 3.8%
ANSYS, Inc. (a)	107	17,297
Atlassian Corp. PLC (a)	113	6,101
Autodesk, Inc. (a)	261	30,177
Black Knight, Inc. (a)	141	6,980
CA Technologies, Inc.	395	14,161
Cadence Design Systems, Inc. (a)	347	15,566
CDK Global, Inc.	161	11,478
Citrix Systems, Inc. (a)	189	17,532
FireEye, Inc. (a)	224	3,378
Fortinet, Inc. (a)	186	8,563
Guidewire Software, Inc. (a)	96	7,627
Manhattan Associates, Inc. (a)	85	4,490
Nuance Communications, Inc. (a)	354	6,305
Parametric Technology Corp. (a)	145	10,539
Red Hat, Inc. (a)	221	29,035
ServiceNow, Inc. (a)	211	31,412
Splunk, Inc. (a)	175	16,165
SS&C Technologies Holdings, Inc.	217	10,911
Symantec Corp.	772	21,022
Synopsys, Inc. (a)	188	17,411
Tableau Software, Inc. (a)	79	6,068
Take-Two Interactive Software, Inc. (a)	141	17,860
Tyler Technologies, Inc. (a)	43	8,665
Ultimate Software Group, Inc. (a)	36	8,384
Workday, Inc. Class A (a)	167	20,022
Zynga, Inc. (a)	949	3,397
		350,546
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	149	5,589
NetApp, Inc.	343	21,095
Western Digital Corp.	373	33,190
Xerox Corp.	292	9,966
		69,840

TOTAL INFORMATION TECHNOLOGY		1,517,777

MATERIALS - 5.9%
Chemicals - 2.1%
Albemarle Corp. U.S.	138	15,399
Ashland Global Holdings, Inc.	79	5,735
Axalta Coating Systems Ltd. (a)	270	8,505
Cabot Corp.	77	5,208
Celanese Corp. Class A	171	18,495
CF Industries Holdings, Inc.	291	12,350
Eastman Chemical Co.	183	18,150
FMC Corp.	167	15,252
Huntsman Corp.	254	8,781
International Flavors & Fragrances, Inc.	99	14,880
NewMarket Corp.	9	3,578
Olin Corp.	210	7,829
Platform Specialty Products Corp. (a)	273	3,197
RPM International, Inc.	168	8,770
The Chemours Co. LLC	233	12,027
The Mosaic Co.	439	11,985
The Scotts Miracle-Gro Co. Class A	53	4,784
Valvoline, Inc.	266	6,557
W.R. Grace & Co.	84	6,201
Westlake Chemical Corp.	44	4,954
		192,637
Construction Materials - 0.5%
Eagle Materials, Inc.	58	6,499
Martin Marietta Materials, Inc.	79	18,025
Vulcan Materials Co.	166	22,476
		47,000
Containers & Packaging - 1.7%
Aptargroup, Inc.	76	6,644
Ardagh Group SA	25	500
Avery Dennison Corp.	111	13,617
Ball Corp.	438	16,767
Bemis Co., Inc.	112	5,235
Berry Global Group, Inc. (a)	164	9,707
Crown Holdings, Inc. (a)	164	9,520
Graphic Packaging Holding Co.	385	6,218
International Paper Co.	520	32,687
Owens-Illinois, Inc. (a)	200	4,644
Packaging Corp. of America	117	14,699
Sealed Air Corp.	227	10,748
Silgan Holdings, Inc.	92	2,750
Sonoco Products Co.	121	6,572
WestRock Co.	317	21,122
		161,430
Metals & Mining - 1.5%
Alcoa Corp. (a)	233	12,121
Freeport-McMoRan, Inc. (a)	1,706	33,267
Newmont Mining Corp.	672	27,223
Nucor Corp.	403	26,985
Reliance Steel & Aluminum Co.	90	7,883
Royal Gold, Inc.	83	7,387
Southern Copper Corp.	101	4,904
Steel Dynamics, Inc.	285	12,939
Tahoe Resources, Inc.	378	1,659
United States Steel Corp.	221	8,268
		142,636
Paper & Forest Products - 0.1%
Domtar Corp.	77	3,955

TOTAL MATERIALS		547,658

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 8.4%
Alexandria Real Estate Equities, Inc.	120	15,564
American Campus Communities, Inc.	168	6,461
American Homes 4 Rent Class A	296	6,154
Apartment Investment & Management Co. Class A	199	8,326
Apple Hospitality (REIT), Inc.	259	5,048
AvalonBay Communities, Inc.	174	29,650
Boston Properties, Inc.	195	24,123
Brandywine Realty Trust (SBI)	213	3,821
Brixmor Property Group, Inc.	377	6,119
Camden Property Trust (SBI)	117	10,128
Colony NorthStar, Inc.	690	6,196
Columbia Property Trust, Inc.	148	3,240
CoreSite Realty Corp.	42	4,549
Corporate Office Properties Trust (SBI)	123	3,358
Corrections Corp. of America	145	3,365
CubeSmart	222	6,112
CyrusOne, Inc.	116	6,692
DCT Industrial Trust, Inc.	115	6,807
DDR Corp.	382	3,102
Digital Realty Trust, Inc.	258	28,883
Douglas Emmett, Inc.	206	7,966
Duke Realty Corp.	447	11,805
Empire State Realty Trust, Inc.	160	3,128
EPR Properties	78	4,607
Equity Commonwealth (a)	148	4,427
Equity Lifestyle Properties, Inc.	103	8,891
Essex Property Trust, Inc.	83	19,337
Extra Space Storage, Inc.	154	12,856
Federal Realty Investment Trust (SBI)	92	11,114
Forest City Realty Trust, Inc. Class A	312	7,323
Gaming & Leisure Properties	254	9,256
General Growth Properties, Inc.	779	17,940
HCP, Inc.	587	14,135
Healthcare Trust of America, Inc.	250	6,903
Highwoods Properties, Inc. (SBI)	125	5,985
Hospitality Properties Trust (SBI)	201	5,710
Host Hotels & Resorts, Inc.	924	19,182
Hudson Pacific Properties, Inc.	193	6,170
Invitation Homes, Inc.	374	8,411
Iron Mountain, Inc.	346	12,120
JBG SMITH Properties	107	3,611
Kilroy Realty Corp.	124	8,844
Kimco Realty Corp.	528	8,400
Lamar Advertising Co. Class A	106	7,632
Liberty Property Trust (SBI)	188	7,785
Life Storage, Inc.	57	4,737
Medical Properties Trust, Inc.	446	5,834
Mid-America Apartment Communities, Inc.	144	13,733
National Retail Properties, Inc.	196	7,777
Omega Healthcare Investors, Inc.	240	6,490
Outfront Media, Inc.	171	3,830
Paramount Group, Inc.	255	3,833
Park Hotels & Resorts, Inc.	177	5,117
Piedmont Office Realty Trust, Inc. Class A	179	3,494
Prologis, Inc.	664	43,233
Rayonier, Inc.	159	5,161
Realty Income Corp.	358	19,042
Regency Centers Corp.	189	11,890
Retail Properties America, Inc.	281	3,386
SBA Communications Corp. Class A (a)	152	26,524
Senior Housing Properties Trust (SBI)	290	5,026
SL Green Realty Corp.	121	12,163
Spirit Realty Capital, Inc.	563	4,600
Store Capital Corp.	210	5,147
Sun Communities, Inc.	95	8,440
Tanger Factory Outlet Centers, Inc.	112	2,820
Taubman Centers, Inc.	73	4,500
The Macerich Co.	173	11,171
UDR, Inc.	333	12,164
Uniti Group, Inc.	204	3,229
Ventas, Inc.	445	24,907
VEREIT, Inc.	1,258	9,058
Vornado Realty Trust	215	15,411
Weingarten Realty Investors (SBI)	148	4,373
Welltower, Inc.	464	27,826
Weyerhaeuser Co.	940	35,288
WP Carey, Inc.	138	8,944
		780,384
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	368	16,814
Howard Hughes Corp. (a)	47	5,920
Jones Lang LaSalle, Inc.	56	8,756
Realogy Holdings Corp.	164	4,512
		36,002

TOTAL REAL ESTATE		816,386

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	1,217	21,675
Zayo Group Holdings, Inc. (a)	230	8,441
		30,116
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	121	3,319
U.S. Cellular Corp. (a)	21	764
		4,083

TOTAL TELECOMMUNICATION SERVICES		34,199

UTILITIES - 5.5%
Electric Utilities - 2.2%
Alliant Energy Corp.	293	11,647
Edison International	402	25,137
Entergy Corp.	225	17,705
Eversource Energy	398	25,110
FirstEnergy Corp.	556	18,292
Great Plains Energy, Inc.	274	8,527
Hawaiian Electric Industries, Inc.	134	4,571
OGE Energy Corp.	258	8,308
Pinnacle West Capital Corp.	141	11,273
PPL Corp.	866	27,599
Vistra Energy Corp. (a)	298	5,811
Westar Energy, Inc.	180	9,299
Xcel Energy, Inc.	635	28,981
		202,260
Gas Utilities - 0.3%
Atmos Energy Corp.	130	10,777
National Fuel Gas Co.	100	5,575
UGI Corp.	222	10,161
		26,513
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	460	6,941
NRG Energy, Inc.	378	9,832
The AES Corp.	844	9,757
		26,530
Multi-Utilities - 2.4%
Ameren Corp.	306	17,329
Avangrid, Inc.	70	3,410
CenterPoint Energy, Inc.	541	15,245
CMS Energy Corp.	351	15,707
Consolidated Edison, Inc.	387	31,099
DTE Energy Co.	225	23,769
MDU Resources Group, Inc.	240	6,355
NiSource, Inc.	429	10,588
Public Service Enterprise Group, Inc.	635	32,937
SCANA Corp.	168	6,828
Sempra Energy	316	33,818
Vectren Corp.	103	6,245
WEC Energy Group, Inc.	395	25,399
		228,729
Water Utilities - 0.3%
American Water Works Co., Inc.	223	18,547
Aqua America, Inc.	220	7,966
		26,513

TOTAL UTILITIES		510,545

TOTAL COMMON STOCKS
(Cost $8,661,635)		9,292,843
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $8,661,635)		9,292,843
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,418
NET ASSETS - 100%		$9,301,261

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$311
Total	$311

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Index Fund

January 31, 2018

ZAP-QTLY-0318
1.9881629.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	269	$4,748
Cooper Tire & Rubber Co.	140	5,474
Cooper-Standard Holding, Inc. (a)	47	5,856
Dana Holding Corp.	402	13,262
Dorman Products, Inc. (a)	73	5,507
Fox Factory Holding Corp. (a)	95	3,643
Gentherm, Inc. (a)	100	3,200
Hertz Global Holdings, Inc. (a)	148	3,394
Horizon Global Corp. (a)	68	575
LCI Industries	67	7,387
Modine Manufacturing Co. (a)	138	3,222
Motorcar Parts of America, Inc. (a)	54	1,470
Shiloh Industries, Inc. (a)	38	283
Standard Motor Products, Inc.	59	2,826
Stoneridge, Inc. (a)	73	1,777
Superior Industries International, Inc.	71	1,196
Tenneco, Inc.	140	8,121
Tower International, Inc.	56	1,691
VOXX International Corp. (a)	49	292
		73,924
Automobiles - 0.1%
REV Group, Inc.	64	1,873
Winnebago Industries, Inc.	86	3,909
		5,782
Distributors - 0.1%
Core-Mark Holding Co., Inc.	124	2,739
Weyco Group, Inc.	18	558
		3,297
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	165	7,590
American Public Education, Inc. (a)	41	1,041
Ascent Capital Group, Inc. (a)	31	292
Bridgepoint Education, Inc. (a)	51	394
Cambium Learning Group, Inc. (a)	39	274
Capella Education Co.	32	2,546
Career Education Corp. (a)	190	2,356
Carriage Services, Inc.	42	1,118
Chegg, Inc. (a)	265	4,590
Collectors Universe, Inc.	21	582
Grand Canyon Education, Inc. (a)	129	11,996
Houghton Mifflin Harcourt Co. (a)	285	2,394
K12, Inc. (a)	109	1,891
Laureate Education, Inc. Class A	154	2,218
Liberty Tax, Inc.	20	206
Regis Corp. (a)	101	1,608
Sotheby's Class A (Ltd. vtg.) (a)	104	5,487
Strayer Education, Inc.	28	2,589
Weight Watchers International, Inc. (a)	76	4,886
		54,058
Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd. Class A (a)	250	3,225
Biglari Holdings, Inc. (a)	3	1,238
BJ's Restaurants, Inc.	52	1,963
Bloomin' Brands, Inc.	253	5,574
Bojangles', Inc. (a)	46	564
Boyd Gaming Corp.	228	8,999
Brinker International, Inc.	126	4,579
Buffalo Wild Wings, Inc. (a)	42	6,594
Caesars Entertainment Corp. (a)	379	5,287
Carrols Restaurant Group, Inc. (a)	98	1,220
Century Casinos, Inc. (a)	58	531
Churchill Downs, Inc.	37	9,583
Chuy's Holdings, Inc. (a)	47	1,246
Cracker Barrel Old Country Store, Inc.	53	9,353
Dave & Buster's Entertainment, Inc. (a)	115	5,405
Del Frisco's Restaurant Group, Inc. (a)	55	963
Del Taco Restaurants, Inc. (a)	94	1,191
Denny's Corp. (a)	171	2,563
DineEquity, Inc.	48	2,658
Drive Shack, Inc.	174	901
El Pollo Loco Holdings, Inc. (a)	54	543
Eldorado Resorts, Inc. (a)	130	4,492
Empire Resorts, Inc. (a)	10	291
Fiesta Restaurant Group, Inc. (a)	73	1,402
Fogo de Chao, Inc. (a)	25	325
Golden Entertainment, Inc. (a)	30	940
Habit Restaurants, Inc. Class A (a)	54	473
ILG, Inc.	292	9,172
Inspired Entertainment, Inc. (a)	14	92
International Speedway Corp. Class A	68	3,155
J. Alexanders Holdings, Inc. (a)	35	338
Jack in the Box, Inc.	80	7,279
La Quinta Holdings, Inc. (a)	226	4,504
Lindblad Expeditions Holdings (a)	58	538
Marcus Corp.	54	1,404
Marriott Vacations Worldwide Corp.	59	8,987
Monarch Casino & Resort, Inc. (a)	30	1,367
Nathan's Famous, Inc.	8	571
Noodles & Co. (a)	27	159
Papa John's International, Inc.	72	4,672
Penn National Gaming, Inc. (a)	233	7,435
Pinnacle Entertainment, Inc. (a)	147	4,747
Planet Fitness, Inc. (a)	237	8,001
Potbelly Corp. (a)	67	811
RCI Hospitality Holdings, Inc.	26	764
Red Lion Hotels Corp. (a)	42	439
Red Robin Gourmet Burgers, Inc. (a)	36	1,895
Red Rock Resorts, Inc.	190	6,599
Ruth's Hospitality Group, Inc.	80	1,896
Scientific Games Corp. Class A (a)	145	6,764
SeaWorld Entertainment, Inc.(a)	192	2,928
Shake Shack, Inc. Class A (a)	62	2,710
Sonic Corp.	109	2,817
Speedway Motorsports, Inc.	34	706
Texas Roadhouse, Inc. Class A	184	10,804
The Cheesecake Factory, Inc.	119	5,854
Wingstop, Inc.	81	3,917
Zoe's Kitchen, Inc. (a)	50	736
		194,164
Household Durables - 1.5%
AV Homes, Inc. (a)	33	558
Bassett Furniture Industries, Inc.	29	985
Beazer Homes U.S.A., Inc. (a)	88	1,632
Cavco Industries, Inc. (a)	23	3,522
Century Communities, Inc. (a)	51	1,612
CSS Industries, Inc.	23	602
Ethan Allen Interiors, Inc.	70	1,740
Flexsteel Industries, Inc.	20	862
GoPro, Inc. Class A (a)	306	1,674
Green Brick Partners, Inc. (a)	62	694
Hamilton Beach Brands Holding Co. Class A	7	180
Helen of Troy Ltd. (a)	75	6,986
Hooker Furniture Corp.	31	1,152
Hovnanian Enterprises, Inc. Class A (a)	339	688
Installed Building Products, Inc. (a)	60	4,317
iRobot Corp. (a)	72	6,390
KB Home	233	7,344
La-Z-Boy, Inc.	132	3,980
LGI Homes, Inc. (a)	48	3,249
Libbey, Inc.	53	375
Lifetime Brands, Inc.	27	471
M.D.C. Holdings, Inc.	124	4,180
M/I Homes, Inc.	74	2,393
Meritage Homes Corp. (a)	107	5,077
New Home Co. LLC (a)	32	379
PICO Holdings, Inc.	58	760
Taylor Morrison Home Corp. (a)	306	7,782
TopBuild Corp. (a)	97	7,424
TRI Pointe Homes, Inc. (a)	410	6,687
Universal Electronics, Inc. (a)	40	1,844
William Lyon Homes, Inc. (a)	76	2,063
Zagg, Inc. (a)	72	1,202
		88,804
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	77	803
Duluth Holdings, Inc. (a)	26	458
FTD Companies, Inc. (a)	46	270
Gaia, Inc. Class A (a)	19	227
Groupon, Inc. (a)	918	4,856
Lands' End, Inc. (a)	36	605
Liberty TripAdvisor Holdings, Inc. (a)	205	1,804
NutriSystem, Inc.	81	3,503
Overstock.com, Inc. (a)	46	3,160
PetMed Express, Inc.	55	2,486
Shutterfly, Inc. (a)	92	6,270
		24,442
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	151	1,801
Callaway Golf Co.	253	3,737
Clarus Corp. (a)	59	440
Escalade, Inc.	26	334
Johnson Outdoors, Inc. Class A	13	784
Malibu Boats, Inc. Class A (a)	57	1,896
Marine Products Corp.	23	336
MCBC Holdings, Inc. (a)	52	1,257
Nautilus, Inc. (a)	85	1,092
Sturm, Ruger & Co., Inc.	47	2,489
Vista Outdoor, Inc. (a)	160	2,424
		16,590
Media - 1.3%
AMC Entertainment Holdings, Inc. Class A	149	1,907
Beasley Broadcast Group, Inc. Class A	16	201
Central European Media Enterprises Ltd. Class A (a)	224	1,064
Clear Channel Outdoor Holding, Inc. Class A	97	470
Daily Journal Corp. (a)	3	686
E.W. Scripps Co. Class A (a)	162	2,594
Entercom Communications Corp. Class A	353	3,901
Entravision Communication Corp. Class A	186	1,293
Eros International PLC (a)	73	832
Gannett Co., Inc.	314	3,705
Global Eagle Entertainment, Inc. (a)	137	396
Gray Television, Inc. (a)	178	2,910
Hemisphere Media Group, Inc. (a)	43	460
IMAX Corp. (a)	154	3,057
Liberty Media Corp.:
Liberty Braves Class A (a)	35	826
Liberty Braves Class C (a)	82	1,928
Loral Space & Communications Ltd. (a)	37	1,726
MDC Partners, Inc. Class A (a)	160	1,440
Meredith Corp.	108	7,143
MSG Network, Inc. Class A (a)	167	4,008
National CineMedia, Inc.	176	1,179
New Media Investment Group, Inc.	144	2,434
Nexstar Broadcasting Group, Inc. Class A	120	9,012
Reading International, Inc. Class A (a)	43	709
Saga Communications, Inc. Class A	11	436
Salem Communications Corp. Class A	20	93
Scholastic Corp.	79	3,035
Sinclair Broadcast Group, Inc. Class A	195	7,235
The New York Times Co. Class A	343	7,975
Townsquare Media, Inc. (a)	26	195
tronc, Inc. (a)	52	1,061
World Wrestling Entertainment, Inc. Class A	108	3,818
		77,729
Multiline Retail - 0.3%
Big Lots, Inc.	118	7,172
Dillard's, Inc. Class A	39	2,635
Fred's, Inc. Class A	93	308
JC Penney Corp., Inc. (a)	841	3,120
Ollie's Bargain Outlet Holdings, Inc. (a)	130	7,222
Sears Holdings Corp. (a)	43	111
		20,568
Specialty Retail - 2.1%
Aaron's, Inc. Class A	173	7,074
Abercrombie & Fitch Co. Class A	185	3,831
America's Car Mart, Inc. (a)	20	922
American Eagle Outfitters, Inc.	443	7,974
Armstrong Flooring, Inc. (a)	56	867
Asbury Automotive Group, Inc. (a)	50	3,633
Ascena Retail Group, Inc. (a)	488	1,054
Barnes & Noble Education, Inc. (a)	102	678
Barnes & Noble, Inc.	169	794
Big 5 Sporting Goods Corp.	56	316
Boot Barn Holdings, Inc. (a)	31	543
Build-A-Bear Workshop, Inc. (a)	34	292
Caleres, Inc.	113	3,349
Cars.com, Inc.	196	5,819
Chico's FAS, Inc.	347	3,300
Citi Trends, Inc.	37	870
Conn's, Inc. (a)	52	1,732
DSW, Inc. Class A	177	3,545
Express, Inc. (a)	216	1,508
Finish Line, Inc. Class A	112	1,269
Five Below, Inc. (a)	148	9,610
Francesca's Holdings Corp. (a)	99	577
Genesco, Inc. (a)	53	1,847
GNC Holdings, Inc. Class A (a)	182	792
Group 1 Automotive, Inc.	55	4,315
Guess?, Inc.	164	3,013
Haverty Furniture Companies, Inc.	54	1,204
Hibbett Sports, Inc. (a)	58	1,311
Kirkland's, Inc. (a)	42	446
Lithia Motors, Inc. Class A (sub. vtg.)	64	7,997
Lumber Liquidators Holdings, Inc. (a)	79	2,207
MarineMax, Inc. (a)	65	1,492
Monro, Inc.	86	4,859
Office Depot, Inc.	1,393	4,527
Party City Holdco, Inc. (a)	77	1,117
Pier 1 Imports, Inc.	233	774
Rent-A-Center, Inc.	121	1,310
RH (a)	55	5,169
Shoe Carnival, Inc.	30	686
Sleep Number Corp. (a)	107	4,027
Sonic Automotive, Inc. Class A (sub. vtg.)	72	1,552
Sportsman's Warehouse Holdings, Inc. (a)	96	487
Tailored Brands, Inc.	137	3,314
The Buckle, Inc.	81	1,624
The Cato Corp. Class A (sub. vtg.)	60	713
The Children's Place Retail Stores, Inc.	47	7,041
The Container Store Group, Inc. (a)	52	248
Tile Shop Holdings, Inc.	114	1,066
Tilly's, Inc.	35	522
Vitamin Shoppe, Inc. (a)	60	255
Winmark Corp.	6	804
Zumiez, Inc. (a)	53	1,100
		125,376
Textiles, Apparel & Luxury Goods - 0.9%
Cadence Bancorp	56	1,567
Columbia Sportswear Co.	79	5,899
Crocs, Inc. (a)	195	2,634
Culp, Inc.	32	1,018
Deciphera Pharmaceuticals, Inc. (a)	21	546
Deckers Outdoor Corp. (a)	86	7,371
Delta Apparel, Inc. (a)	19	355
Emerald Expositions Events, Inc.	52	1,122
Fossil Group, Inc. (a)	125	995
G-III Apparel Group Ltd. (a)	118	4,407
Iconix Brand Group, Inc. (a)	152	190
J.Jill, Inc.	33	279
Movado Group, Inc.	40	1,224
Oxford Industries, Inc.	46	3,625
Perry Ellis International, Inc. (a)	37	887
PetIQ, Inc. Class A	20	480
Ranger Energy Services, Inc. Class A	18	194
Sequential Brands Group, Inc. (a)	134	217
Steven Madden Ltd. (a)	161	7,438
Superior Uniform Group, Inc.	24	565
TPG RE Finance Trust, Inc.	28	527
Unifi, Inc. (a)	44	1,567
Vera Bradley, Inc. (a)	53	492
Wolverine World Wide, Inc.	257	8,437
		52,036

TOTAL CONSUMER DISCRETIONARY		736,770

CONSUMER STAPLES - 2.6%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	23	4,367
Castle Brands, Inc. (a)	246	273
Coca-Cola Bottling Co. Consolidated	13	2,633
Craft Brew Alliance, Inc. (a)	34	658
MGP Ingredients, Inc.	36	3,223
National Beverage Corp.	32	3,535
Primo Water Corp. (a)	74	960
		15,649
Food & Staples Retailing - 0.5%
Andersons, Inc.	76	2,592
Chefs' Warehouse Holdings (a)	56	1,140
Ingles Markets, Inc. Class A	39	1,310
Natural Grocers by Vitamin Cottage, Inc. (a)	21	181
Performance Food Group Co. (a)	248	8,519
PriceSmart, Inc.	61	5,197
Smart & Final Stores, Inc. (a)	62	583
SpartanNash Co.	103	2,510
SUPERVALU, Inc. (a)	108	1,711
United Natural Foods, Inc. (a)	139	6,616
Village Super Market, Inc. Class A	20	470
Weis Markets, Inc.	25	994
		31,823
Food Products - 1.2%
Alico, Inc.	11	296
Amplify Snack Brands, Inc. (a)	94	1,128
B&G Foods, Inc. Class A	179	5,907
Cal-Maine Foods, Inc. (a)	80	3,404
Calavo Growers, Inc.	44	3,828
Darling International, Inc. (a)	451	8,362
Dean Foods Co.	255	2,644
Farmer Brothers Co. (a)	23	727
Fresh Del Monte Produce, Inc.	90	4,258
Freshpet, Inc. (a)	66	1,214
Hostess Brands, Inc. Class A (a)	223	3,077
J&J Snack Foods Corp.	41	5,676
John B. Sanfilippo & Son, Inc.	23	1,440
Lancaster Colony Corp.	52	6,677
Landec Corp. (a)	71	934
Lifeway Foods, Inc. (a)	10	79
Limoneira Co.	33	711
Sanderson Farms, Inc.	55	6,980
Seneca Foods Corp. Class A (a)	18	568
Snyders-Lance, Inc.	237	11,845
Tootsie Roll Industries, Inc.	48	1,718
		71,473
Household Products - 0.3%
Central Garden & Pet Co. (a)	30	1,176
Central Garden & Pet Co. Class A (non-vtg.) (a)	95	3,583
Funko, Inc. (a)	27	199
HRG Group, Inc. (a)	325	5,931
Oil-Dri Corp. of America	15	583
Orchids Paper Products Co.	22	331
WD-40 Co.	38	4,703
		16,506
Personal Products - 0.1%
elf Beauty, Inc. (a)	58	1,192
Inter Parfums, Inc.	49	2,234
MediFast, Inc.	28	1,924
Natural Health Trends Corp.	19	306
Nature's Sunshine Products, Inc.	29	351
Revlon, Inc. (a)	35	718
USANA Health Sciences, Inc. (a)	32	2,389
		9,114
Tobacco - 0.2%
Turning Point Brands, Inc.	15	330
Universal Corp.	66	3,168
Vector Group Ltd.	270	5,751
		9,249

TOTAL CONSUMER STAPLES		153,814

ENERGY - 3.8%
Energy Equipment & Services - 1.4%
Archrock, Inc.	197	1,832
Basic Energy Services, Inc. (a)	48	936
Bristow Group, Inc.	90	1,387
C&J Energy Services, Inc.	127	3,889
Carbo Ceramics, Inc. (a)	59	470
Diamond Offshore Drilling, Inc. (a)	181	3,200
Dril-Quip, Inc. (a)	103	5,320
Ensco PLC Class A	1,171	6,909
Era Group, Inc. (a)	53	537
Exterran Corp. (a)	90	2,599
Fairmount Santrol Holidings, Inc. (a)	435	2,423
Forum Energy Technologies, Inc. (a)	219	3,701
Frank's International NV	144	996
Geospace Technologies Corp. (a)	38	523
Gulf Island Fabrication, Inc.	35	452
Helix Energy Solutions Group, Inc. (a)	393	2,959
Independence Contract Drilling, Inc. (a)	95	437
Key Energy Services, Inc. (a)	29	429
Mammoth Energy Services, Inc. (a)	22	505
Matrix Service Co. (a)	74	1,325
McDermott International, Inc. (a)	774	6,796
Natural Gas Services Group, Inc. (a)	33	909
NCS Multistage Holdings, Inc.	31	507
Newpark Resources, Inc. (a)	228	2,075
Noble Corp. (a)	682	3,199
Oil States International, Inc. (a)	138	4,416
Parker Drilling Co. (a)	358	408
PHI, Inc. (non-vtg.) (a)	32	368
Pioneer Energy Services Corp. (a)	220	715
RigNet, Inc. (a)	36	594
Rowan Companies PLC (a)	318	4,681
SEACOR Holdings, Inc. (a)	46	2,143
Smart Sand, Inc. (a)	65	597
Solaris Oilfield Infrastructure, Inc. Class A	46	868
Superior Energy Services, Inc. (a)	414	4,326
TETRA Technologies, Inc. (a)	324	1,244
U.S. Silica Holdings, Inc.	224	7,457
Unit Corp. (a)	145	3,513
Willbros Group, Inc. (a)	80	89
		85,734
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)	404	966
Adams Resources & Energy, Inc.	6	267
Approach Resources, Inc. (a)	118	394
Arch Coal, Inc.	53	4,771
Ardmore Shipping Corp. (a)	87	618
Bill Barrett Corp. (a)	214	1,098
Bonanza Creek Energy, Inc.	55	1,541
California Resources Corp. (a)	119	2,514
Callon Petroleum Co. (a)	550	6,243
Carrizo Oil & Gas, Inc. (a)	211	4,243
Clean Energy Fuels Corp. (a)	362	568
Cloud Peak Energy, Inc. (a)	196	980
Contango Oil & Gas Co. (a)	64	262
CVR Energy, Inc.	43	1,539
Delek U.S. Holdings, Inc.	214	7,466
Denbury Resources, Inc. (a)	1,114	2,707
DHT Holdings, Inc.	230	796
Dorian Lpg Ltd. (a)	56	428
Earthstone Energy, Inc. (a)	62	619
Eclipse Resources Corp. (a)	254	544
Energy XXI Gulf Coast, Inc.	86	577
EP Energy Corp. (a)	108	206
Evolution Petroleum Corp.	66	505
Frontline Ltd. (NY Shares)	199	915
GasLog Ltd.	113	2,283
Gastar Exploration, Inc. (a)	467	466
Gener8 Maritime, Inc. (a)	135	792
Golar LNG Ltd.	263	7,177
Green Plains, Inc.	106	1,855
Halcon Resources Corp. (a)	363	2,900
Hallador Energy Co.	50	349
International Seaways, Inc. (a)	80	1,335
Isramco, Inc. (a)	2	216
Jagged Peak Energy, Inc.	154	1,979
Jones Energy, Inc.	166	194
Lilis Energy, Inc. (a)	116	499
Matador Resources Co. (a)	266	8,621
Midstates Petroleum Co., Inc. (a)	31	509
NACCO Industries, Inc. Class A	10	421
Navios Maritime Acquisition Corp.	265	207
Nordic American Tanker Shipping Ltd.	259	598
Oasis Petroleum, Inc. (a)	730	6,322
Overseas Shipholding Group, Inc. (a)	126	266
Pacific Ethanol, Inc. (a)	117	491
Panhandle Royalty Co. Class A	43	875
Par Pacific Holdings, Inc. (a)	89	1,622
PDC Energy, Inc. (a)	181	9,385
Peabody Energy Corp.	183	7,395
Penn Virginia Corp. (a)	40	1,690
Ramaco Resources, Inc.	16	129
Renewable Energy Group, Inc. (a)	108	1,156
Resolute Energy Corp. (a)	58	1,967
Rex American Resources Corp. (a)	15	1,225
Ring Energy, Inc. (a)	142	1,960
Sanchez Energy Corp. (a)	196	970
SandRidge Energy, Inc. (a)	98	1,753
Scorpio Tankers, Inc.	672	1,788
SemGroup Corp. Class A	181	5,186
Ship Finance International Ltd. (NY Shares)	162	2,479
SilverBow Resources, Inc. (a)	20	614
Src Energy, Inc. (a)	644	6,408
Stone Energy Corp.	55	1,988
Teekay Corp.	153	1,248
Teekay Tankers Ltd.	586	744
Tellurian, Inc. (a)	163	1,850
Ultra Petroleum Corp.	532	3,713
Uranium Energy Corp. (a)	355	557
W&T Offshore, Inc. (a)	250	1,210
Warrior Metropolitan Coal, Inc.	89	2,489
Westmoreland Coal Co. (a)	55	59
WildHorse Resource Development Corp. (a)	137	2,440
		141,147

TOTAL ENERGY		226,881

FINANCIALS - 18.1%
Banks - 10.2%
1st Source Corp.	45	2,353
Access National Corp.	40	1,162
ACNB Corp.	18	545
Allegiance Bancshares, Inc. (a)	33	1,333
American National Bankshares, Inc.	22	823
Ameris Bancorp	99	5,301
Ames National Corp.	21	592
Arrow Financial Corp.	31	1,017
Atlantic Capital Bancshares, Inc. (a)	54	964
Banc of California, Inc.	121	2,384
BancFirst Corp.	46	2,565
Banco Latinoamericano de Comercio Exterior SA Series E	84	2,493
Bancorp, Inc., Delaware (a)	132	1,395
BancorpSouth Bank	233	7,817
Bank of Commerce Holdings	42	487
Bank of Marin Bancorp	19	1,305
Bankwell Financial Group, Inc.	16	534
Banner Corp.	90	4,891
Bar Harbor Bankshares	40	1,121
BCB Bancorp, Inc.	39	591
Berkshire Hills Bancorp, Inc.	111	4,212
Blue Hills Bancorp, Inc.	64	1,235
Boston Private Financial Holdings, Inc.	225	3,465
Bridge Bancorp, Inc.	50	1,715
Brookline Bancorp, Inc., Delaware	211	3,376
Bryn Mawr Bank Corp.	53	2,380
Byline Bancorp, Inc.	16	358
C & F Financial Corp.	8	438
Camden National Corp.	40	1,698
Capital City Bank Group, Inc.	28	687
Capstar Financial Holdings, Inc. (a)	23	450
Carolina Financial Corp.	53	2,186
Cathay General Bancorp	212	9,273
CBTX, Inc.	9	258
Centerstate Banks of Florida, Inc.	165	4,288
Central Pacific Financial Corp.	80	2,366
Central Valley Community Bancorp	29	562
Century Bancorp, Inc. Class A (non-vtg.)	8	641
Chemical Financial Corp.	196	11,448
Chemung Financial Corp.	9	402
Citizens & Northern Corp.	31	738
City Holding Co.	41	2,821
Civista Bancshares, Inc.	30	664
CNB Financial Corp., Pennsylvania	40	1,077
CoBiz, Inc.	109	2,187
Codorus Valley Bancorp, Inc.	22	602
Columbia Banking Systems, Inc.	198	8,530
Community Bank System, Inc.	134	7,142
Community Bankers Trust Corp. (a)	61	503
Community Financial Corp.	11	405
Community Trust Bancorp, Inc.	44	2,081
ConnectOne Bancorp, Inc.	82	2,390
County Bancorp, Inc.	14	403
Customers Bancorp, Inc. (a)	76	2,329
CVB Financial Corp.	284	6,646
DNB Financial Corp.	9	306
Eagle Bancorp, Inc. (a)	87	5,481
Enterprise Bancorp, Inc.	25	839
Enterprise Financial Services Corp.	62	3,016
Equity Bancshares, Inc. (a)	31	1,116
Evans Bancorp, Inc.	12	513
Farmers & Merchants Bancorp, Inc.	24	976
Farmers Capital Bank Corp.	22	865
Farmers National Banc Corp.	68	993
FCB Financial Holdings, Inc. Class A (a)	100	5,480
Fidelity Southern Corp.	64	1,533
Financial Institutions, Inc.	42	1,308
First Bancorp, North Carolina	79	2,876
First Bancorp, Puerto Rico (a)	537	3,222
First Bancshares, Inc.	30	965
First Busey Corp.	112	3,470
First Business Finance Services, Inc.	20	489
First Citizen Bancshares, Inc.	20	8,508
First Commonwealth Financial Corp.	270	3,907
First Community Bancshares, Inc.	44	1,218
First Connecticut Bancorp, Inc.	37	931
First Financial Bancorp, Ohio	168	4,788
First Financial Bankshares, Inc.	175	8,129
First Financial Corp., Indiana	27	1,250
First Financial Northwest, Inc.	19	303
First Foundation, Inc. (a)	85	1,653
First Guaranty Bancshares, Inc.	13	342
First Internet Bancorp	23	861
First Interstate Bancsystem, Inc.	73	3,055
First Merchants Corp.	113	4,877
First Mid-Illinois Bancshares, Inc.	29	1,117
First Midwest Bancorp, Inc., Delaware	278	6,911
First Northwest Bancorp (a)	23	390
First of Long Island Corp.	65	1,827
Flushing Financial Corp.	74	2,084
FNB Bancorp California	16	569
Franklin Financial Network, Inc. (a)	31	1,000
Fulton Financial Corp.	468	8,518
German American Bancorp, Inc.	57	1,977
Glacier Bancorp, Inc.	214	8,393
Great Southern Bancorp, Inc.	29	1,472
Great Western Bancorp, Inc.	162	6,828
Green Bancorp, Inc. (a)	58	1,383
Guaranty Bancorp	68	1,928
Guaranty Bancshares, Inc. Texas	4	127
Hancock Holding Co.	233	12,512
Hanmi Financial Corp.	87	2,741
HarborOne Bancorp, Inc. (a)	34	628
Heartland Financial U.S.A., Inc.	68	3,614
Heritage Commerce Corp.	104	1,665
Heritage Financial Corp., Washington	82	2,526
Hilltop Holdings, Inc.	200	5,238
Home Bancshares, Inc.	433	10,396
HomeTrust Bancshares, Inc. (a)	44	1,115
Hope Bancorp, Inc.	355	6,759
Horizon Bancorp Industries	66	2,010
Howard Bancorp, Inc. (a)	25	525
IBERIABANK Corp.	140	11,830
Independent Bank Corp.	53	1,222
Independent Bank Corp., Massachusetts	74	5,280
Independent Bank Group, Inc.	49	3,516
International Bancshares Corp.	149	6,184
Investar Holding Corp.	22	556
Investors Bancorp, Inc.	717	9,816
Lakeland Bancorp, Inc.	121	2,432
Lakeland Financial Corp.	66	3,173
LCNB Corp.	26	507
LegacyTexas Financial Group, Inc.	129	5,681
Live Oak Bancshares, Inc.	63	1,695
Macatawa Bank Corp.	82	850
MainSource Financial Group, Inc.	70	2,755
MB Financial, Inc.	224	9,583
MBT Financial Corp.	52	585
Mercantile Bank Corp.	43	1,500
Merchants Bancorp/IN	24	487
Metropolitan Bank Holding Corp. (a)	9	427
Middlefield Banc Corp.	8	398
Midland States Bancorp, Inc.	42	1,348
Midsouth Bancorp, Inc.	39	552
MidWestOne Financial Group, Inc.	29	959
MutualFirst Financial, Inc.	16	601
National Bank Holdings Corp.	67	2,227
National Bankshares, Inc.	20	872
National Commerce Corp. (a)	33	1,497
NBT Bancorp, Inc.	117	4,318
Nicolet Bankshares, Inc. (a)	24	1,303
Northeast Bancorp	19	425
Northrim Bancorp, Inc.	17	569
Norwood Financial Corp.	16	503
OFG Bancorp	123	1,402
Ohio Valley Banc Corp.	12	493
Old Line Bancshares, Inc.	25	792
Old National Bancorp, Indiana	372	6,436
Old Point Financial Corp.	9	264
Old Second Bancorp, Inc.	78	1,147
Opus Bank	56	1,518
Orrstown Financial Services, Inc.	21	528
Pacific Mercantile Bancorp (a)	36	311
Pacific Premier Bancorp, Inc. (a)	109	4,442
Park National Corp.	37	3,886
Parke Bancorp, Inc.	14	282
PCSB Financial Corp.	53	1,070
Peapack-Gladstone Financial Corp.	47	1,669
Penns Woods Bancorp, Inc.	12	514
People's Utah Bancorp	39	1,232
Peoples Bancorp of North Carolina	14	441
Peoples Bancorp, Inc.	44	1,567
Peoples Financial Services Corp.	18	818
Preferred Bank, Los Angeles	37	2,384
Premier Financial Bancorp, Inc.	23	437
QCR Holdings, Inc.	35	1,535
Reliant Bancorp, Inc.	21	504
Renasant Corp.	123	5,298
Republic Bancorp, Inc., Kentucky Class A	29	1,118
Republic First Bancorp, Inc. (a)	142	1,257
S&T Bancorp, Inc.	94	3,794
Sandy Spring Bancorp, Inc.	90	3,404
Seacoast Banking Corp., Florida (a)	120	3,095
ServisFirst Bancshares, Inc.	126	5,345
Shore Bancshares, Inc.	34	619
Sierra Bancorp	37	1,013
Simmons First National Corp. Class A	113	6,650
SmartFinancial, Inc. (a)	21	458
South State Corp.	100	8,860
Southern First Bancshares, Inc. (a)	20	871
Southern National Bancorp of Virginia, Inc.	62	1,016
Southside Bancshares, Inc.	75	2,575
State Bank Financial Corp.	102	3,112
Sterling Bancorp	589	14,578
Stock Yards Bancorp, Inc.	58	2,085
Summit Financial Group, Inc.	29	745
Sun Bancorp, Inc.	32	784
Texas Capital Bancshares, Inc. (a)	137	12,988
The Bank of NT Butterfield & Son Ltd.	147	5,908
The First Bancorp, Inc.	26	732
Tompkins Financial Corp.	40	3,295
TowneBank	173	5,285
Trico Bancshares	55	2,034
TriState Capital Holdings, Inc. (a)	65	1,563
Triumph Bancorp, Inc. (a)	47	1,810
Trustmark Corp.	184	5,849
Two River Bancorp	22	396
UMB Financial Corp.	125	9,523
Umpqua Holdings Corp.	612	13,250
Union Bankshares Corp.	153	5,776
Union Bankshares, Inc.	10	541
United Bankshares, Inc., West Virginia	275	10,120
United Community Bank, Inc.	200	6,336
United Security Bancshares, California	37	409
Unity Bancorp, Inc.	21	432
Univest Corp. of Pennsylvania	74	2,072
Valley National Bancorp	713	8,962
Veritex Holdings, Inc. (a)	46	1,311
Washington Trust Bancorp, Inc.	40	2,152
WesBanco, Inc.	115	4,716
West Bancorp., Inc.	43	1,101
Westamerica Bancorp.	70	4,156
Wintrust Financial Corp.	152	13,057
		604,926
Capital Markets - 1.4%
Arlington Asset Investment Corp.	74	777
Artisan Partners Asset Management, Inc.	125	4,894
Associated Capital Group, Inc.	11	381
B. Riley Financial, Inc.	55	1,031
Cohen & Steers, Inc.	59	2,405
Cowen Group, Inc. Class A (a)	74	958
Diamond Hill Investment Group, Inc.	9	1,893
Evercore, Inc. Class A	106	10,658
Financial Engines, Inc.	160	4,552
Gain Capital Holdings, Inc.	97	708
GAMCO Investors, Inc. Class A	10	295
Greenhill & Co., Inc.	69	1,280
Hamilton Lane, Inc. Class A	38	1,417
Houlihan Lokey	74	3,530
INTL FCStone, Inc. (a)	42	1,827
Investment Technology Group, Inc.	88	1,880
Ladenburg Thalmann Financial Services, Inc.	304	945
Medley Management, Inc.	17	109
Moelis & Co. Class A	85	4,395
OM Asset Management Ltd.	209	3,739
Oppenheimer Holdings, Inc. Class A (non-vtg.)	26	715
Piper Jaffray Companies	40	3,692
PJT Partners, Inc.	51	2,415
Pzena Investment Management, Inc.	42	525
Safeguard Scientifics, Inc. (a)	52	650
Silvercrest Asset Management Group Class A	22	330
Stifel Financial Corp.	183	12,356
Virtu Financial, Inc. Class A	71	1,356
Virtus Investment Partners, Inc.	19	2,432
Waddell & Reed Financial, Inc. Class A	221	5,083
Westwood Holdings Group, Inc.	23	1,506
WisdomTree Investments, Inc.	314	3,639
		82,373
Consumer Finance - 0.6%
Elevate Credit, Inc.	47	351
Encore Capital Group, Inc. (a)	67	2,777
Enova International, Inc. (a)	95	1,701
EZCORP, Inc. (non-vtg.) Class A (a)	141	1,664
First Cash Financial Services, Inc.	128	9,357
Green Dot Corp. Class A (a)	127	7,780
LendingClub Corp. (a)	912	3,338
Nelnet, Inc. Class A	51	2,658
PRA Group, Inc. (a)	121	4,326
Regional Management Corp. (a)	28	794
World Acceptance Corp. (a)	16	1,889
		36,635
Diversified Financial Services - 0.5%
Acushnet Holdings Corp.	88	1,888
Alteryx, Inc.	66	1,808
At Home Group, Inc. (a)	14	444
Camping World Holdings, Inc.	87	3,893
Cannae Holdings, Inc. (a)	173	3,012
Cotiviti Holdings, Inc. (a)	99	3,465
Donnelley Financial Solutions, Inc. (a)	92	1,973
FB Financial Corp. (a)	36	1,522
Granite Point Mortgage Trust, Inc.	121	2,086
Marlin Business Services Corp.	26	616
On Deck Capital, Inc. (a)	136	612
Ra Pharmaceuticals, Inc. (a)	25	184
RBB Bancorp	12	323
Tiptree, Inc.	76	467
Varex Imaging Corp.	102	4,332
		26,625
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	121	1,960
American Equity Investment Life Holding Co.	238	7,854
Amerisafe, Inc.	52	3,159
AmTrust Financial Services, Inc.	238	3,194
Argo Group International Holdings, Ltd.	80	4,904
Atlas Financial Holdings, Inc. (a)	32	642
Baldwin & Lyons, Inc. Class B	26	598
Blue Capital Reinsurance Holdings Ltd.	17	207
Citizens, Inc. Class A (a)	135	1,071
CNO Financial Group, Inc.	467	11,484
Crawford & Co. Class B	28	264
Donegal Group, Inc. Class A	29	509
eHealth, Inc. (a)	42	736
EMC Insurance Group	24	678
Employers Holdings, Inc.	86	3,646
Enstar Group Ltd. (a)	31	6,436
FBL Financial Group, Inc. Class A	27	1,879
Federated National Holding Co.	32	475
Genworth Financial, Inc. Class A (a)	1,402	4,290
Global Indemnity Ltd. (a)	22	932
Greenlight Capital Re, Ltd. (a)	81	1,640
Hallmark Financial Services, Inc. (a)	32	324
HCI Group, Inc.	23	804
Health Insurance Innovations, Inc. (a)	33	856
Heritage Insurance Holdings, Inc.	57	971
Horace Mann Educators Corp.	111	4,584
Independence Holding Co.	17	498
Infinity Property & Casualty Corp.	29	2,936
Investors Title Co.	4	778
James River Group Holdings Ltd.	71	2,698
Kemper Corp.	109	7,069
Kingstone Companies, Inc.	25	524
Kinsale Capital Group, Inc.	39	1,861
Maiden Holdings Ltd.	198	1,396
MBIA, Inc. (a)	249	1,828
National General Holdings Corp.	137	2,743
National Western Life Group, Inc.	6	1,943
Navigators Group, Inc.	58	2,819
NI Holdings, Inc.	27	449
Primerica, Inc.	122	12,322
RLI Corp.	105	6,747
Safety Insurance Group, Inc.	41	3,184
Selective Insurance Group, Inc.	158	9,204
State Auto Financial Corp.	46	1,369
Stewart Information Services Corp.	59	2,626
Third Point Reinsurance Ltd. (a)	255	3,634
Trupanion, Inc. (a)	63	2,200
United Fire Group, Inc.	58	2,517
United Insurance Holdings Corp.	59	1,140
Universal Insurance Holdings, Inc.	87	2,558
WMI Holdings Corp. (a)	558	526
		139,666
Mortgage Real Estate Investment Trusts - 0.7%
AG Mortgage Investment Trust, Inc.	79	1,378
American Capital Mortgage Investment Corp.	127	2,159
Anworth Mortgage Asset Corp.	263	1,278
Apollo Commercial Real Estate Finance, Inc.	293	5,324
Ares Commercial Real Estate Corp.	71	900
Armour Residential REIT, Inc.	115	2,692
Capstead Mortgage Corp.	267	2,192
Cherry Hill Mortgage Investment Corp.	33	560
CYS Investments, Inc.	428	2,885
Dynex Capital, Inc.	134	871
Ellington Residential Mortgage REIT	27	292
Great Ajax Corp.	48	641
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	142	3,087
Invesco Mortgage Capital, Inc.	304	4,937
KKR Real Estate Finance Trust, Inc.	30	584
Ladder Capital Corp. Class A	217	3,140
New York Mortgage Trust, Inc.	311	1,773
Orchid Island Capital, Inc.	117	887
Owens Realty Mortgage, Inc.	23	328
PennyMac Mortgage Investment Trust	180	2,952
Redwood Trust, Inc.	213	3,172
Resource Capital Corp.	80	758
Western Asset Mortgage Capital Corp.	120	1,120
ZAIS Financial Corp.	49	711
		44,621
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	19	1,230
Thrifts & Mortgage Finance - 2.3%
Bank Mutual Corp.	113	1,175
BankFinancial Corp.	37	588
Bear State Financial, Inc.	63	646
Beneficial Bancorp, Inc.	188	3,055
BofI Holding, Inc. (a)	163	5,863
BSB Bancorp, Inc. (a)	21	643
Capitol Federal Financial, Inc.	350	4,578
Charter Financial Corp.	31	596
Clifton Bancorp, Inc.	56	914
Dime Community Bancshares, Inc.	90	1,710
Entegra Financial Corp. (a)	18	508
ESSA Bancorp, Inc.	21	338
Essent Group Ltd. (a)	224	10,420
Farmer Mac Class C (non-vtg.)	24	1,926
First Defiance Financial Corp.	26	1,445
Flagstar Bancorp, Inc. (a)	58	2,161
Greene County Bancorp, Inc.	7	248
Hingham Institution for Savings	3	650
Home Bancorp, Inc.	15	643
HomeStreet, Inc. (a)	76	2,238
Impac Mortgage Holdings, Inc. (a)	28	258
Kearny Financial Corp.	222	3,064
Lendingtree, Inc. (a)	17	6,253
Malvern Bancorp, Inc. (a)	18	430
Meridian Bancorp, Inc. Maryland	135	2,761
Meta Financial Group, Inc.	25	2,925
MGIC Investment Corp. (a)	1,022	15,146
Nationstar Mortgage Holdings, Inc. (a)	79	1,401
NMI Holdings, Inc. (a)	159	2,918
Northfield Bancorp, Inc.	114	1,913
Northwest Bancshares, Inc.	257	4,330
OceanFirst Financial Corp.	84	2,222
Oconee Federal Financial Corp.	5	143
Ocwen Financial Corp. (a)	299	1,008
Oritani Financial Corp.	112	1,870
PennyMac Financial Services, Inc. (a)	45	999
PHH Corp. (a)	97	870
Provident Bancorp, Inc. (a)	11	265
Provident Financial Holdings, Inc.	18	329
Provident Financial Services, Inc.	168	4,420
Prudential Bancorp, Inc.	25	433
Radian Group, Inc.	597	13,176
Riverview Bancorp, Inc.	55	527
SI Financial Group, Inc.	27	390
Southern Missouri Bancorp, Inc.	17	652
Territorial Bancorp, Inc.	24	727
Timberland Bancorp, Inc.	17	474
Trustco Bank Corp., New York	247	2,124
United Community Financial Corp.	129	1,258
United Financial Bancorp, Inc. New	138	2,313
Walker & Dunlop, Inc.	77	3,577
Washington Federal, Inc.	241	8,652
Waterstone Financial, Inc.	68	1,163
Westfield Financial, Inc.	70	760
WSFS Financial Corp.	83	4,241
		134,337

TOTAL FINANCIALS		1,070,413

HEALTH CARE - 16.0%
Biotechnology - 6.3%
Abeona Therapeutics, Inc. (a)	79	1,205
Acceleron Pharma, Inc. (a)	103	4,276
Achaogen, Inc. (a)	92	1,009
Achillion Pharmaceuticals, Inc. (a)	341	904
Acorda Therapeutics, Inc. (a)	118	3,062
Adamas Pharmaceuticals, Inc. (a)	40	1,514
Aduro Biotech, Inc. (a)	116	731
Advaxis, Inc. (a)	108	320
Agenus, Inc. (a)	222	801
Aileron Therapeutics, Inc.	11	102
Aimmune Therapeutics, Inc. (a)	96	3,380
Akebia Therapeutics, Inc. (a)	122	1,803
Alder Biopharmaceuticals, Inc. (a)	175	2,476
Allena Pharmaceuticals, Inc. (a)	13	108
AMAG Pharmaceuticals, Inc. (a)	100	1,435
Amicus Therapeutics, Inc. (a)	458	7,429
AnaptysBio, Inc.	49	5,164
Anavex Life Sciences Corp. (a)	90	255
Apellis Pharmaceuticals, Inc. (a)	27	448
Ardelyx, Inc. (a)	89	645
Arena Pharmaceuticals, Inc. (a)	110	4,116
Array BioPharma, Inc. (a)	546	8,092
Asterias Biotherapeutics, Inc. (a)	77	162
Atara Biotherapeutics, Inc. (a)	74	2,797
Athersys, Inc. (a)	274	480
Audentes Therapeutics, Inc. (a)	44	1,544
Axovant Sciences Ltd. (a)	86	175
Bellicum Pharmaceuticals, Inc. (a)	80	486
BioCryst Pharmaceuticals, Inc. (a)	278	1,251
Biohaven Pharmaceutical Holding Co. Ltd.	30	1,037
Biospecifics Technologies Corp. (a)	14	599
BioTime, Inc. (a)	216	629
bluebird bio, Inc. (a)	135	27,662
Blueprint Medicines Corp. (a)	117	9,202
Calithera Biosciences, Inc. (a)	81	648
Calyxt, Inc.	21	547
Cara Therapeutics, Inc. (a)	74	1,086
Cascadian Therapeutics, Inc. (a)	97	976
Catalyst Pharmaceutical Partners, Inc. (a)	193	654
Celcuity, Inc. (a)	7	118
Celldex Therapeutics, Inc. (a)	340	938
ChemoCentryx, Inc. (a)	70	655
Chimerix, Inc. (a)	121	580
Clovis Oncology, Inc. (a)	120	7,260
Coherus BioSciences, Inc. (a)	105	1,061
Conatus Pharmaceuticals, Inc. (a)	74	411
Concert Pharmaceuticals, Inc. (a)	48	964
Corbus Pharmaceuticals Holdings, Inc. (a)	132	990
Corvus Pharmaceuticals, Inc. (a)	26	219
Curis, Inc. (a)	370	228
Cytokinetics, Inc. (a)	111	1,021
CytomX Therapeutics, Inc. (a)	79	2,113
Dynavax Technologies Corp. (a)	171	2,753
Eagle Pharmaceuticals, Inc. (a)	23	1,375
Edge Therapeutics, Inc. (a)	54	688
Editas Medicine, Inc. (a)	96	3,505
Emergent BioSolutions, Inc. (a)	92	4,489
Enanta Pharmaceuticals, Inc. (a)	42	3,568
Epizyme, Inc. (a)	138	2,229
Esperion Therapeutics, Inc. (a)	47	3,408
Exact Sciences Corp. (a)	323	16,056
Fate Therapeutics, Inc. (a)	103	941
FibroGen, Inc. (a)	191	11,183
Five Prime Therapeutics, Inc. (a)	77	1,540
Flexion Therapeutics, Inc. (a)	92	2,078
Fortress Biotech, Inc. (a)	92	364
Foundation Medicine, Inc. (a)	39	2,707
Genocea Biosciences, Inc. (a)	43	39
Genomic Health, Inc. (a)	53	1,760
Geron Corp. (a)	410	1,005
Global Blood Therapeutics, Inc. (a)	101	5,848
Halozyme Therapeutics, Inc. (a)	327	6,108
Heron Therapeutics, Inc. (a)	124	2,685
Idera Pharmaceuticals, Inc. (a)	379	694
Ignyta, Inc. (a)	164	4,412
Immune Design Corp. (a)	84	286
ImmunoGen, Inc. (a)	280	2,570
Immunomedics, Inc. (a)	278	4,634
Inovio Pharmaceuticals, Inc. (a)	215	980
Insmed, Inc. (a)	209	5,317
Insys Therapeutics, Inc. (a)	67	634
Intellia Therapeutics, Inc. (a)	48	1,234
Invitae Corp. (a)	124	854
Iovance Biotherapeutics, Inc. (a)	167	2,597
Ironwood Pharmaceuticals, Inc. Class A (a)	368	5,450
Jounce Therapeutics, Inc.	42	1,016
Karyopharm Therapeutics, Inc. (a)	99	1,170
Keryx Biopharmaceuticals, Inc. (a)	257	1,190
Kindred Biosciences, Inc. (a)	66	578
Kura Oncology, Inc. (a)	55	1,078
La Jolla Pharmaceutical Co. (a)	47	1,610
Lexicon Pharmaceuticals, Inc. (a)	126	1,383
Ligand Pharmaceuticals, Inc. Class B (a)	56	8,827
Loxo Oncology, Inc. (a)	63	6,393
Macrogenics, Inc. (a)	97	2,189
Madrigal Pharmaceuticals, Inc. (a)	11	1,633
Matinas BioPharma Holdings, Inc. (a)	189	185
MediciNova, Inc. (a)	99	875
Merrimack Pharmaceuticals, Inc.	36	378
MiMedx Group, Inc. (a)	282	4,724
Minerva Neurosciences, Inc. (a)	73	467
Miragen Therapeutics, Inc. (a)	33	248
Momenta Pharmaceuticals, Inc. (a)	205	3,485
Myriad Genetics, Inc. (a)	179	6,602
NantKwest, Inc. (a)	77	340
Natera, Inc. (a)	82	854
NewLink Genetics Corp. (a)	76	627
Novavax, Inc. (a)	849	1,715
Novelion Therapeutics, Inc. (a)	36	188
Nymox Pharmaceutical Corp. (a)	89	299
OncoCyte Corp. (a)	16	66
Organovo Holdings, Inc. (a)	289	405
Otonomy, Inc. (a)	75	435
Ovid Therapeutics, Inc.	13	111
PDL BioPharma, Inc. (a)	438	1,209
Pieris Pharmaceuticals, Inc. (a)	92	693
Portola Pharmaceuticals, Inc. (a)	156	8,004
Progenics Pharmaceuticals, Inc. (a)	204	1,193
Protagonist Therapeutics, Inc. (a)	32	732
Prothena Corp. PLC (a)	105	4,389
PTC Therapeutics, Inc. (a)	113	2,971
Puma Biotechnology, Inc. (a)	79	5,281
Radius Health, Inc. (a)	104	3,917
Recro Pharma, Inc. (a)	33	284
REGENXBIO, Inc. (a)	77	2,064
Repligen Corp. (a)	103	3,643
Retrophin, Inc. (a)	105	2,511
Rigel Pharmaceuticals, Inc. (a)	419	1,676
Sage Therapeutics, Inc. (a)	104	19,739
Sangamo Therapeutics, Inc. (a)	229	4,775
Sarepta Therapeutics, Inc. (a)	168	11,011
Selecta Biosciences, Inc. (a)	40	366
Seres Therapeutics, Inc. (a)	54	545
Sienna Biopharmaceuticals, Inc.	13	229
Spark Therapeutics, Inc. (a)	77	4,316
Spectrum Pharmaceuticals, Inc. (a)	237	5,105
Stemline Therapeutics, Inc. (a)	62	989
Strongbridge Biopharma PLC (a)	68	459
Syndax Pharmaceuticals, Inc. (a)	30	327
Synergy Pharmaceuticals, Inc. (a)	668	1,456
Syros Pharmaceuticals, Inc. (a)	32	307
TG Therapeutics, Inc. (a)	137	1,576
Tocagen, Inc.	45	585
Trevena, Inc. (a)	159	259
Ultragenyx Pharmaceutical, Inc. (a)	108	5,762
Vanda Pharmaceuticals, Inc. (a)	126	1,997
VBI Vaccines, Inc. (a)	88	352
Veracyte, Inc. (a)	64	409
Versartis, Inc. (a)	93	186
Voyager Therapeutics, Inc. (a)	46	949
vTv Therapeutics, Inc. Class A (a)	15	116
Xbiotech, Inc. (a)	56	276
Xencor, Inc. (a)	103	2,344
ZIOPHARM Oncology, Inc. (a)	376	1,481
		373,313
Health Care Equipment & Supplies - 3.8%
Abaxis, Inc.	59	4,227
Accuray, Inc. (a)	226	1,277
Analogic Corp.	34	2,819
Angiodynamics, Inc. (a)	105	1,828
Anika Therapeutics, Inc. (a)	39	2,602
Antares Pharma, Inc. (a)	418	874
Atricure, Inc. (a)	87	1,419
Atrion Corp.	4	2,302
AxoGen, Inc. (a)	77	2,141
Cantel Medical Corp.	100	11,093
Cardiovascular Systems, Inc. (a)	89	2,199
Cerus Corp. (a)	301	1,333
ConforMis, Inc. (a)	106	147
CONMED Corp.	74	4,276
Corindus Vascular Robotics, Inc. (a)	282	324
Cryolife, Inc. (a)	92	1,734
Cutera, Inc. (a)	37	1,835
Endologix, Inc. (a)	232	960
Entellus Medical, Inc. (a)	33	794
Exactech, Inc. (a)	29	1,453
Fonar Corp. (a)	18	442
Genmark Diagnostics, Inc. (a)	147	800
Glaukos Corp. (a)	80	2,401
Globus Medical, Inc. (a)	193	8,886
Haemonetics Corp. (a)	146	9,439
Halyard Health, Inc. (a)	128	6,248
Heska Corp. (a)	18	1,403
ICU Medical, Inc. (a)	41	9,387
Inogen, Inc. (a)	47	5,726
Insulet Corp. (a)	159	12,168
Integer Holdings Corp. (a)	84	4,213
Integra LifeSciences Holdings Corp. (a)	174	9,163
Invacare Corp.	92	1,693
iRhythm Technologies, Inc. (a)	40	2,385
K2M Group Holdings, Inc. (a)	110	2,318
Lantheus Holdings, Inc. (a)	85	1,955
LeMaitre Vascular, Inc.	41	1,427
LivaNova PLC (a)	133	11,378
Masimo Corp. (a)	123	11,592
Meridian Bioscience, Inc.	119	1,862
Merit Medical Systems, Inc. (a)	133	6,178
Natus Medical, Inc. (a)	83	2,577
Neogen Corp. (a)	135	7,969
Nevro Corp. (a)	76	6,100
Novocure Ltd. (a)	161	3,614
NuVasive, Inc. (a)	139	6,793
NxStage Medical, Inc. (a)	177	4,430
Obalon Therapeutics, Inc. (a)	25	103
OraSure Technologies, Inc. (a)	158	3,438
Orthofix International NV (a)	48	2,757
OrthoPediatrics Corp.	11	187
Oxford Immunotec Global PLC (a)	73	848
Penumbra, Inc. (a)	80	7,968
Pulse Biosciences, Inc. (a)	25	507
Quidel Corp. (a)	79	3,617
Quotient Ltd. (a)	74	216
Rockwell Medical Technologies, Inc. (a)	132	736
RTI Biologics, Inc. (a)	157	707
Sientra, Inc. (a)	41	517
Staar Surgical Co. (a)	116	1,821
SurModics, Inc. (a)	34	996
Tactile Systems Technology, Inc. (a)	37	1,167
Utah Medical Products, Inc.	10	901
ViewRay, Inc. (a)	89	795
Viveve Medical, Inc. (a)	49	211
Wright Medical Group NV (a)	285	6,484
		222,160
Health Care Providers & Services - 2.0%
AAC Holdings, Inc. (a)	34	304
Aceto Corp.	86	947
Addus HomeCare Corp. (a)	19	681
Almost Family, Inc. (a)	36	2,054
Amedisys, Inc. (a)	79	4,236
American Renal Associates Holdings, Inc. (a)	29	548
AMN Healthcare Services, Inc. (a)	128	6,867
BioScrip, Inc. (a)	328	915
BioTelemetry, Inc. (a)	87	2,971
Capital Senior Living Corp. (a)	71	801
Chemed Corp.	43	11,205
Civitas Solutions, Inc. (a)	42	737
Community Health Systems, Inc. (a)	257	1,452
Corvel Corp. (a)	27	1,395
Cross Country Healthcare, Inc. (a)	101	1,415
Diplomat Pharmacy, Inc. (a)	132	3,563
G1 Therapeutics, Inc.	23	550
Genesis HealthCare, Inc. Class A (a)	94	92
HealthEquity, Inc. (a)	136	6,884
HealthSouth Corp.	269	14,235
Kindred Healthcare, Inc.	239	2,199
LHC Group, Inc. (a)	44	2,763
Magellan Health Services, Inc. (a)	66	6,574
Molina Healthcare, Inc. (a)	121	11,055
National Healthcare Corp.	32	1,996
National Research Corp. Class A	26	979
National Vision Holdings, Inc.	49	1,917
OptiNose, Inc.	14	265
Owens & Minor, Inc.	168	3,538
Providence Service Corp. (a)	32	2,059
R1 RCM, Inc. (a)	284	1,463
RadNet, Inc. (a)	105	1,066
Select Medical Holdings Corp. (a)	292	5,168
Surgery Partners, Inc. (a)	49	762
Tenet Healthcare Corp. (a)	221	4,172
The Ensign Group, Inc.	135	3,109
Tivity Health, Inc. (a)	102	3,953
Triple-S Management Corp. (a)	62	1,425
U.S. Physical Therapy, Inc.	34	2,582
		118,897
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	495	7,380
Castlight Health, Inc. Class B (a)	178	659
Computer Programs & Systems, Inc.	32	958
Evolent Health, Inc. (a)	167	2,355
HealthStream, Inc. (a)	73	1,717
HMS Holdings Corp. (a)	234	4,008
Inovalon Holdings, Inc. Class A (a)	179	2,327
Medidata Solutions, Inc. (a)	154	10,489
NantHealth, Inc. (a)	37	127
Omnicell, Inc. (a)	102	5,003
Quality Systems, Inc. (a)	151	1,963
Simulations Plus, Inc.	27	436
Tabula Rasa HealthCare, Inc. (a)	25	896
Teladoc, Inc. (a)	147	5,498
Vocera Communications, Inc. (a)	79	2,315
		46,131
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)	73	2,110
Cambrex Corp. (a)	89	5,015
Enzo Biochem, Inc. (a)	120	883
Fluidigm Corp. (a)	101	619
INC Research Holdings, Inc. Class A (a)	149	5,714
Luminex Corp.	115	2,322
Medpace Holdings, Inc. (a)	19	698
Nanostring Technologies, Inc. (a)	55	414
NeoGenomics, Inc. (a)	151	1,166
Pacific Biosciences of California, Inc. (a)	302	858
PRA Health Sciences, Inc. (a)	137	12,475
		32,274
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (a)	63	1,394
Aerie Pharmaceuticals, Inc. (a)	92	5,046
Akcea Therapeutics, Inc.	41	888
Amphastar Pharmaceuticals, Inc. (a)	103	1,920
ANI Pharmaceuticals, Inc. (a)	23	1,545
Aratana Therapeutics, Inc. (a)	116	537
Assembly Biosciences, Inc. (a)	45	2,123
Athenex, Inc.	21	304
Avexis, Inc. (a)	76	9,403
Catalent, Inc. (a)	367	17,080
Clearside Biomedical, Inc. (a)	53	345
Collegium Pharmaceutical, Inc. (a)	70	1,669
Corcept Therapeutics, Inc. (a)	249	5,731
Corium International, Inc. (a)	63	803
DepoMed, Inc. (a)	163	1,198
Dermira, Inc. (a)	107	3,052
Dova Pharmaceuticals, Inc.	14	446
Durect Corp. (a)	351	418
Horizon Pharma PLC (a)	446	6,489
Impax Laboratories, Inc. (a)	200	3,890
Innoviva, Inc. (a)	211	3,078
Intersect ENT, Inc. (a)	75	2,801
Intra-Cellular Therapies, Inc. (a)	119	2,025
Kala Pharmaceuticals, Inc.	20	304
Lannett Co., Inc. (a)	80	1,628
Melinta Therapeutics, Inc. (a)	26	363
Mersana Therapeutics, Inc.	15	214
MyoKardia, Inc. (a)	53	2,735
Nektar Therapeutics (a)	407	33,964
Neos Therapeutics, Inc. (a)	72	763
Ocular Therapeutix, Inc. (a)	62	339
Omeros Corp. (a)	127	2,056
Pacira Pharmaceuticals, Inc. (a)	107	3,895
Paratek Pharmaceuticals, Inc. (a)	65	991
Phibro Animal Health Corp. Class A	56	1,907
Prestige Brands Holdings, Inc. (a)	145	6,065
Reata Pharmaceuticals, Inc. (a)	30	855
Revance Therapeutics, Inc. (a)	64	2,067
Rhythm Pharmaceuticals, Inc.	21	663
Spero Therapeutics, Inc. (a)	14	169
Sucampo Pharmaceuticals, Inc. Class A (a)	70	1,257
Supernus Pharmaceuticals, Inc. (a)	132	5,155
Teligent, Inc. (a)	109	332
Tetraphase Pharmaceuticals, Inc. (a)	142	829
The Medicines Company (a)	188	6,228
TherapeuticsMD, Inc. (a)	463	2,722
Theravance Biopharma, Inc. (a)	113	2,988
WAVE Life Sciences (a)	34	1,360
Zogenix, Inc. (a)	93	3,381
Zynerba Pharmaceuticals, Inc. (a)	30	363
		155,778

TOTAL HEALTH CARE		948,553

INDUSTRIALS - 15.4%
Aerospace & Defense - 1.4%
AAR Corp.	90	3,642
Aerojet Rocketdyne Holdings, Inc. (a)	190	5,225
AeroVironment, Inc. (a)	57	2,928
Astronics Corp. (a)	60	2,676
Axon Enterprise, Inc. (a)	142	3,757
Cubic Corp.	69	4,005
Curtiss-Wright Corp.	122	15,941
Ducommun, Inc. (a)	28	817
Engility Holdings, Inc. (a)	51	1,334
Esterline Technologies Corp. (a)	71	5,222
KEYW Holding Corp. (a)	140	938
KLX, Inc. (a)	142	10,034
Kratos Defense & Security Solutions, Inc. (a)	239	2,727
Mercury Systems, Inc. (a)	128	6,147
Moog, Inc. Class A (a)	88	7,925
National Presto Industries, Inc.	14	1,423
Sparton Corp. (a)	27	621
Triumph Group, Inc.	136	3,964
Vectrus, Inc. (a)	30	912
Wesco Aircraft Holdings, Inc. (a)	159	1,137
		81,375
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	160	3,978
Atlas Air Worldwide Holdings, Inc. (a)	65	3,660
Echo Global Logistics, Inc. (a)	74	2,161
Forward Air Corp.	82	4,978
Hub Group, Inc. Class A (a)	89	4,276
Radiant Logistics, Inc. (a)	93	447
		19,500
Airlines - 0.3%
Allegiant Travel Co.	35	5,574
Hawaiian Holdings, Inc.	140	5,229
SkyWest, Inc.	139	7,749
		18,552
Building Products - 1.5%
AAON, Inc.	116	4,222
Advanced Drain Systems, Inc. Del	99	2,445
American Woodmark Corp. (a)	39	5,298
Apogee Enterprises, Inc.	79	3,595
Builders FirstSource, Inc. (a)	302	6,469
Caesarstone Sdot-Yam Ltd.	61	1,293
Continental Building Products, Inc. (a)	107	3,044
CSW Industrials, Inc. (a)	39	1,868
GCP Applied Technologies, Inc. (a)	197	6,580
Gibraltar Industries, Inc. (a)	89	3,302
GMS, Inc. (a)	77	2,640
Griffon Corp.	84	1,684
Insteel Industries, Inc.	47	1,473
Jeld-Wen Holding, Inc.	185	7,267
Masonite International Corp. (a)	77	5,371
NCI Building Systems, Inc. (a)	112	2,066
Patrick Industries, Inc. (a)	67	4,291
PGT, Inc. (a)	136	2,169
Ply Gem Holdings, Inc. (a)	58	1,244
Quanex Building Products Corp.	97	2,008
Simpson Manufacturing Co. Ltd.	113	6,638
Trex Co., Inc. (a)	81	9,039
Universal Forest Products, Inc.	163	6,085
		90,091
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	153	5,819
ACCO Brands Corp. (a)	294	3,484
ADS Waste Holdings, Inc. (a)	122	2,973
Aqua Metals, Inc. (a)	24	44
ARC Document Solutions, Inc. (a)	108	261
Brady Corp. Class A	127	4,858
Casella Waste Systems, Inc. Class A (a)	103	2,635
CECO Environmental Corp.	83	376
Covanta Holding Corp.	319	5,216
Deluxe Corp.	133	9,878
Ennis, Inc.	66	1,313
Essendant, Inc.	109	986
Evoqua Water Technologies Corp. (a)	89	2,035
Healthcare Services Group, Inc.	196	10,815
Heritage-Crystal Clean, Inc. (a)	37	805
Herman Miller, Inc.	163	6,602
HNI Corp.	117	4,550
Hudson Technologies, Inc. (a)	106	666
InnerWorkings, Inc. (a)	132	1,321
Interface, Inc.	162	4,042
Kimball International, Inc. Class B	97	1,801
Knoll, Inc.	136	3,120
LSC Communications, Inc.	91	1,245
Matthews International Corp. Class A	85	4,760
McGrath RentCorp.	63	3,011
Mobile Mini, Inc.	119	4,504
Msa Safety, Inc.	91	7,126
Multi-Color Corp.	38	2,945
NL Industries, Inc. (a)	21	273
Quad/Graphics, Inc.	89	1,969
R.R. Donnelley & Sons Co.	200	1,634
SP Plus Corp. (a)	49	1,889
Steelcase, Inc. Class A	236	3,670
Team, Inc. (a)	83	1,411
Tetra Tech, Inc.	153	7,604
The Brink's Co.	126	10,508
U.S. Ecology, Inc.	59	3,083
UniFirst Corp.	42	6,943
Viad Corp.	55	3,124
VSE Corp.	25	1,239
		140,538
Construction & Engineering - 1.3%
Aegion Corp. (a)	87	2,182
Ameresco, Inc. Class A (a)	51	444
Argan, Inc.	41	1,788
Chicago Bridge & Iron Co. NV	275	5,739
Comfort Systems U.S.A., Inc.	100	4,260
Dycom Industries, Inc. (a)	83	9,687
EMCOR Group, Inc.	163	13,249
Granite Construction, Inc.	109	7,269
Great Lakes Dredge & Dock Corp. (a)	151	710
HC2 Holdings, Inc. (a)	112	672
Ies Holdings, Inc. (a)	23	403
KBR, Inc.	386	7,851
Keane Group, Inc.	113	1,868
Layne Christensen Co. (a)	46	621
MasTec, Inc. (a)	183	9,772
MYR Group, Inc. (a)	46	1,558
Northwest Pipe Co. (a)	26	494
NV5 Holdings, Inc. (a)	22	1,073
Orion Group Holdings, Inc. (a)	70	526
Primoris Services Corp.	111	2,886
Sterling Construction Co., Inc. (a)	73	1,018
Tutor Perini Corp. (a)	105	2,599
		76,669
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	19	662
AZZ, Inc.	70	3,185
Babcock & Wilcox Enterprises, Inc. (a)	127	826
Encore Wire Corp.	57	2,884
Energous Corp. (a)	52	966
EnerSys	120	8,437
Generac Holdings, Inc. (a)	167	8,171
General Cable Corp.	137	4,069
LSI Industries, Inc.	66	524
Plug Power, Inc. (a)	642	1,239
Powell Industries, Inc.	24	782
Preformed Line Products Co.	8	591
Revolution Lighting Technologies, Inc. (a)	48	170
Sunrun, Inc. (a)	229	1,450
Thermon Group Holdings, Inc. (a)	91	2,109
TPI Composites, Inc. (a)	30	602
Vicor Corp. (a)	44	805
Vivint Solar, Inc. (a)	69	238
		37,710
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	101	3,894
Machinery - 3.8%
Actuant Corp. Class A	162	4,010
Alamo Group, Inc.	26	2,991
Albany International Corp. Class A	78	4,949
Altra Industrial Motion Corp.	80	4,192
American Railcar Industries, Inc.	21	824
Astec Industries, Inc.	58	3,619
Barnes Group, Inc.	138	9,079
Blue Bird Corp. (a)	21	444
Briggs & Stratton Corp.	117	2,829
Chart Industries, Inc. (a)	85	4,213
CIRCOR International, Inc.	44	2,333
Columbus McKinnon Corp. (NY Shares)	62	2,539
Commercial Vehicle Group, Inc. (a)	69	854
Dmc Global, Inc.	39	893
Douglas Dynamics, Inc.	62	2,554
Eastern Co.	16	428
Energy Recovery, Inc. (a)	91	703
EnPro Industries, Inc.	58	5,103
ESCO Technologies, Inc.	71	4,342
ExOne Co. (a)	27	265
Federal Signal Corp.	165	3,356
Franklin Electric Co., Inc.	127	5,753
FreightCar America, Inc.	32	499
Gencor Industries, Inc. (a)	25	420
Global Brass & Copper Holdings, Inc.	61	1,961
Gorman-Rupp Co.	51	1,442
Graham Corp.	26	556
Greenbrier Companies, Inc.	76	3,811
Hardinge, Inc.	31	585
Harsco Corp. (a)	219	3,920
Hillenbrand, Inc.	174	7,708
Hurco Companies, Inc.	18	813
Hyster-Yale Materials Handling Class A	29	2,456
John Bean Technologies Corp.	86	9,783
Kadant, Inc.	30	3,008
Kennametal, Inc.	220	10,732
L.B. Foster Co. Class A (a)	22	597
Lindsay Corp.	29	2,587
Lydall, Inc. (a)	45	2,151
Manitowoc Co., Inc. (a)	89	3,567
Meritor, Inc. (a)	228	6,220
Milacron Holdings Corp. (a)	152	2,883
Miller Industries, Inc.	28	729
Mueller Industries, Inc.	155	5,129
Mueller Water Products, Inc. Class A	420	4,885
Navistar International Corp. New (a)	136	6,233
NN, Inc.	76	2,189
Omega Flex, Inc.	8	489
Park-Ohio Holdings Corp.	23	958
ProPetro Holding Corp.	159	2,970
Proto Labs, Inc. (a)	68	7,436
RBC Bearings, Inc. (a)	64	8,064
Rexnord Corp. (a)	285	8,011
Spartan Motors, Inc.	92	1,233
SPX Corp. (a)	119	3,719
SPX Flow, Inc. (a)	113	5,240
Standex International Corp.	35	3,673
Sun Hydraulics Corp.	64	3,973
Tennant Co.	49	3,303
Titan International, Inc.	134	1,784
TriMas Corp. (a)	124	3,298
Twin Disc, Inc. (a)	25	737
Wabash National Corp.	156	4,029
Watts Water Technologies, Inc. Class A	77	6,141
Woodward, Inc.	147	11,395
		227,590
Marine - 0.1%
Costamare, Inc.	128	835
Eagle Bulk Shipping, Inc. (a)	102	483
Genco Shipping & Trading Ltd. (a)	26	338
Matson, Inc.	115	3,934
Navios Maritime Holdings, Inc. (a)	205	250
Safe Bulkers, Inc. (a)	143	490
Scorpio Bulkers, Inc.	168	1,277
		7,607
Professional Services - 1.3%
Acacia Research Corp. (a)	141	515
Barrett Business Services, Inc.	20	1,394
BG Staffing, Inc.	19	302
CBIZ, Inc. (a)	143	2,360
Cogint, Inc. (a)	58	212
CRA International, Inc.	21	975
Exponent, Inc.	70	5,191
Forrester Research, Inc.	30	1,310
Franklin Covey Co. (a)	28	806
FTI Consulting, Inc. (a)	105	4,564
GP Strategies Corp. (a)	34	848
Heidrick & Struggles International, Inc.	52	1,373
Hill International, Inc. (a)	94	536
Huron Consulting Group, Inc. (a)	59	2,369
ICF International, Inc. (a)	50	2,655
Insperity, Inc.	99	6,064
Kelly Services, Inc. Class A (non-vtg.)	85	2,406
Kforce, Inc.	66	1,713
Korn/Ferry International	143	6,372
MISTRAS Group, Inc. (a)	45	959
Navigant Consulting, Inc. (a)	129	2,647
On Assignment, Inc. (a)	137	10,490
Resources Connection, Inc.	85	1,390
RPX Corp.	129	1,811
TriNet Group, Inc. (a)	115	5,045
TrueBlue, Inc. (a)	110	3,009
WageWorks, Inc. (a)	109	6,600
Willdan Group, Inc. (a)	21	476
		74,392
Road & Rail - 0.9%
ArcBest Corp.	69	2,453
Avis Budget Group, Inc. (a)	199	8,947
Covenant Transport Group, Inc. Class A (a)	33	968
Daseke, Inc. (a)	69	932
Heartland Express, Inc.	132	2,995
Knight-Swift Transportation Holdings, Inc. Class A	346	17,227
Marten Transport Ltd.	110	2,552
Roadrunner Transportation Systems, Inc. (a)	77	429
Saia, Inc. (a)	69	5,213
Schneider National, Inc. Class B	116	3,396
Universal Logistics Holdings, Inc.	22	512
Werner Enterprises, Inc.	132	5,372
YRC Worldwide, Inc. (a)	94	1,501
		52,497
Trading Companies & Distributors - 1.4%
Aircastle Ltd.	133	3,141
Applied Industrial Technologies, Inc.	105	7,744
Beacon Roofing Supply, Inc. (a)	183	11,072
BMC Stock Holdings, Inc. (a)	182	4,077
CAI International, Inc. (a)	43	1,215
DXP Enterprises, Inc. (a)	45	1,539
EnviroStar, Inc.	10	383
GATX Corp.	104	7,399
H&E Equipment Services, Inc.	88	3,465
Herc Holdings, Inc. (a)	66	4,338
Huttig Building Products, Inc. (a)	66	466
Kaman Corp.	75	4,703
Lawson Products, Inc. (a)	18	428
MRC Global, Inc. (a)	244	4,387
Nexeo Solutions, Inc. (a)	68	641
Now, Inc. (a)	291	3,431
Rush Enterprises, Inc.:
Class A (a)	82	4,432
Class B (a)	17	864
SiteOne Landscape Supply, Inc. (a)	93	7,083
Textainer Group Holdings Ltd. (a)	74	1,813
Titan Machinery, Inc. (a)	50	1,075
Triton International Ltd.	128	4,941
Veritiv Corp. (a)	33	947
Willis Lease Finance Corp. (a)	9	243
		79,827
Transportation Infrastructure - 0.0%
SEACOR Marine Holdings, Inc.	43	643

TOTAL INDUSTRIALS		910,885

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.6%
ADTRAN, Inc.	137	2,192
Aerohive Networks, Inc. (a)	82	337
Applied Optoelectronics, Inc. (a)	51	1,652
CalAmp Corp. (a)	95	2,326
Calix Networks, Inc. (a)	101	646
Carvana Co. Class A	40	764
Ciena Corp. (a)	386	8,214
Clearfield, Inc. (a)	28	363
Comtech Telecommunications Corp.	65	1,406
Digi International, Inc. (a)	68	704
EMCORE Corp. (a)	72	486
Extreme Networks, Inc. (a)	305	4,584
Finisar Corp. (a)	312	5,604
Harmonic, Inc. (a)	217	792
Infinera Corp. (a)	415	2,685
InterDigital, Inc.	95	7,415
KVH Industries, Inc. (a)	41	453
Lumentum Holdings, Inc. (a)	170	7,871
NETGEAR, Inc. (a)	87	6,064
NetScout Systems, Inc. (a)	231	6,584
Oclaro, Inc. (a)	463	2,750
Plantronics, Inc.	89	5,250
Quantenna Communications, Inc. (a)	63	867
Sonus Networks, Inc. (a)	131	914
Ubiquiti Networks, Inc. (a)	62	5,002
ViaSat, Inc. (a)	146	11,041
Viavi Solutions, Inc. (a)	624	5,354
		92,320
Electronic Equipment & Components - 2.8%
Akoustis Technologies, Inc. (a)	31	180
Anixter International, Inc. (a)	79	6,612
AVX Corp.	125	2,243
Badger Meter, Inc.	77	3,711
Bel Fuse, Inc. Class B (non-vtg.)	25	514
Belden, Inc.	115	9,749
Benchmark Electronics, Inc. (a)	136	3,937
Cardtronics PLC (a)	122	2,984
Control4 Corp. (a)	71	1,925
CTS Corp.	86	2,365
Daktronics, Inc.	107	991
Electro Scientific Industries, Inc. (a)	89	2,084
ePlus, Inc. (a)	36	2,779
Fabrinet	101	2,506
FARO Technologies, Inc. (a)	45	2,426
Fitbit, Inc. (a)	543	2,796
II-VI, Inc. (a)	167	7,123
Insight Enterprises, Inc. (a)	97	3,601
Iteris, Inc. (a)	66	446
Itron, Inc. (a)	93	6,808
KEMET Corp. (a)	154	3,135
Kimball Electronics, Inc. (a)	77	1,425
Knowles Corp. (a)	239	3,642
Littelfuse, Inc.	67	14,562
Maxwell Technologies, Inc. (a)	100	579
Mesa Laboratories, Inc.	9	1,274
Methode Electronics, Inc. Class A	100	4,085
MicroVision, Inc. (a)	199	237
MTS Systems Corp.	48	2,489
Napco Security Technolgies, Inc. (a)	33	302
Novanta, Inc. (a)	89	5,153
OSI Systems, Inc. (a)	49	3,238
Park Electrochemical Corp.	52	952
PC Connection, Inc.	30	786
PC Mall, Inc. (a)	32	283
Plexus Corp. (a)	92	5,497
RadiSys Corp. (a)	76	66
Rogers Corp. (a)	50	8,239
Sanmina Corp. (a)	196	5,125
ScanSource, Inc. (a)	67	2,291
SYNNEX Corp.	80	9,818
Systemax, Inc.	32	994
Tech Data Corp. (a)	96	9,626
TTM Technologies, Inc. (a)	252	4,155
VeriFone Systems, Inc. (a)	304	5,375
Vishay Intertechnology, Inc.	363	7,968
Vishay Precision Group, Inc. (a)	27	740
		167,816
Internet Software & Services - 3.2%
2U, Inc. (a)	132	9,804
Actua Corp.	86	1,342
Alarm.com Holdings, Inc. (a)	57	2,188
Amber Road, Inc. (a)	48	348
AppFolio, Inc. (a)	27	1,143
Apptio, Inc. Class A (a)	66	1,686
Bazaarvoice, Inc. (a)	230	1,265
Benefitfocus, Inc. (a)	45	1,134
BlackLine, Inc. (a)	42	1,396
Blucora, Inc. (a)	124	3,026
Box, Inc. Class A (a)	220	4,893
Brightcove, Inc. (a)	91	614
Carbonite, Inc. (a)	67	1,688
Care.com, Inc. (a)	40	734
ChannelAdvisor Corp. (a)	70	637
Cimpress NV (a)	68	8,664
Cloudera, Inc.	266	4,980
CommerceHub, Inc.:
Series A (a)	53	1,072
Series C (a)	64	1,235
Cornerstone OnDemand, Inc. (a)	144	5,923
Coupa Software, Inc. (a)	88	3,364
DHI Group, Inc. (a)	129	232
Endurance International Group Holdings, Inc. (a)	166	1,378
Envestnet, Inc. (a)	117	6,289
Etsy, Inc. (a)	330	6,191
Five9, Inc. (a)	147	3,823
Gogo, Inc. (a)	161	1,552
GrubHub, Inc. (a)	236	17,051
GTT Communications, Inc. (a)	86	3,969
Hortonworks, Inc. (a)	140	2,793
Instructure, Inc. (a)	59	2,118
Internap Network Services Corp. (a)	56	937
j2 Global, Inc.	127	10,159
Leaf Group Ltd. (a)	30	263
Limelight Networks, Inc. (a)	214	937
Liquidity Services, Inc. (a)	70	336
LivePerson, Inc. (a)	155	1,852
MeetMe, Inc. (a)	176	486
MINDBODY, Inc. (a)	117	4,113
MuleSoft, Inc. Class A	69	1,696
New Relic, Inc. (a)	85	5,077
NIC, Inc.	169	2,805
Nutanix, Inc. Class A (a)	294	9,437
Okta, Inc.	55	1,620
Ominto, Inc. (a)	33	112
Q2 Holdings, Inc. (a)	84	3,557
QuinStreet, Inc. (a)	105	980
Quotient Technology, Inc. (a)	208	2,454
Reis, Inc.	23	477
SecureWorks Corp. (a)	27	261
Shutterstock, Inc. (a)	52	2,302
SPS Commerce, Inc. (a)	47	2,472
Stamps.com, Inc. (a)	45	9,173
TechTarget, Inc. (a)	50	784
The Trade Desk, Inc. (a)	66	3,200
Tintri, Inc.	30	169
TrueCar, Inc. (a)	197	2,323
Tucows, Inc. (a)	25	1,355
Twilio, Inc. Class A (a)	169	4,435
Veritone, Inc.	8	142
Web.com Group, Inc. (a)	108	2,511
XO Group, Inc. (a)	71	1,356
Yelp, Inc. (a)	219	9,597
Yext, Inc.	69	831
		190,741
IT Services - 1.8%
Acxiom Corp. (a)	217	5,874
Blackhawk Network Holdings, Inc. (a)	152	6,908
CACI International, Inc. Class A (a)	67	9,417
Cass Information Systems, Inc.	34	1,970
Convergys Corp.	257	5,980
CSG Systems International, Inc.	93	4,201
EPAM Systems, Inc. (a)	137	16,095
Everi Holdings, Inc. (a)	184	1,424
EVERTEC, Inc.	169	2,645
ExlService Holdings, Inc. (a)	90	5,468
Hackett Group, Inc.	66	1,057
Information Services Group, Inc. (a)	79	337
ManTech International Corp. Class A	72	3,749
Maximus, Inc.	177	12,068
MoneyGram International, Inc. (a)	85	1,027
Perficient, Inc. (a)	93	1,801
Presidio, Inc.	62	1,135
Science Applications International Corp.	119	9,121
ServiceSource International, Inc. (a)	204	694
StarTek, Inc. (a)	27	338
Sykes Enterprises, Inc. (a)	106	3,288
Syntel, Inc. (a)	93	2,097
Travelport Worldwide Ltd.	337	4,587
Ttec Holdings, Inc.	38	1,509
Unisys Corp. (a)	132	1,175
Virtusa Corp. (a)	75	3,347
		107,312
Semiconductors & Semiconductor Equipment - 3.1%
Acacia Communications, Inc. (a)	53	1,956
Advanced Energy Industries, Inc. (a)	109	7,753
Alpha & Omega Semiconductor Ltd. (a)	53	890
Ambarella, Inc. (a)	90	4,536
Amkor Technology, Inc. (a)	286	2,877
Aquantia Corp. (a)	17	222
Axcelis Technologies, Inc. (a)	84	2,176
AXT, Inc. (a)	105	830
Brooks Automation, Inc.	188	5,245
Cabot Microelectronics Corp.	69	7,030
Ceva, Inc. (a)	61	2,684
Cirrus Logic, Inc. (a)	177	8,774
Cohu, Inc.	74	1,685
Cree, Inc. (a)	268	9,249
CyberOptics Corp. (a)	21	320
Diodes, Inc. (a)	109	3,073
DSP Group, Inc. (a)	53	694
Entegris, Inc.	390	12,695
Experi Corp.	132	2,963
FormFactor, Inc. (a)	195	2,798
GSI Technology, Inc. (a)	42	337
Ichor Holdings Ltd. (a)	52	1,660
Impinj, Inc. (a)	49	1,096
Inphi Corp. (a)	117	3,495
Integrated Device Technology, Inc. (a)	368	11,003
Kopin Corp. (a)	163	541
Lattice Semiconductor Corp. (a)	331	2,155
M/A-COM Technology Solutions Holdings, Inc. (a)	113	3,514
MaxLinear, Inc. Class A (a)	167	4,307
MKS Instruments, Inc.	148	15,140
Monolithic Power Systems, Inc.	110	13,103
Nanometrics, Inc. (a)	69	1,709
NeoPhotonics Corp. (a)	97	544
NVE Corp.	12	1,006
PDF Solutions, Inc. (a)	79	1,081
Photronics, Inc. (a)	193	1,621
Pixelworks, Inc. (a)	80	487
Power Integrations, Inc.	78	5,827
Rambus, Inc. (a)	302	3,814
Rudolph Technologies, Inc. (a)	84	2,201
Semtech Corp. (a)	177	6,337
Sigma Designs, Inc. (a)	98	554
Silicon Laboratories, Inc. (a)	115	11,063
SMART Global Holdings, Inc.	16	580
SunPower Corp. (a)	161	1,277
Synaptics, Inc. (a)	96	4,161
Ultra Clean Holdings, Inc. (a)	92	1,995
Veeco Instruments, Inc. (a)	127	2,115
Xcerra Corp. (a)	149	1,487
		182,660
Software - 3.7%
8x8, Inc. (a)	247	4,372
A10 Networks, Inc. (a)	136	834
ACI Worldwide, Inc. (a)	320	7,501
Agilysys, Inc. (a)	41	492
American Software, Inc. Class A	72	902
Aspen Technology, Inc. (a)	201	15,567
Barracuda Networks, Inc. (a)	69	1,901
Blackbaud, Inc.	131	12,552
Bottomline Technologies, Inc. (a)	111	4,052
BroadSoft, Inc. (a)	86	4,721
Callidus Software, Inc. (a)	185	6,651
CommVault Systems, Inc. (a)	109	5,815
Digimarc Corp. (a)	28	865
Ebix, Inc.	66	5,419
Ellie Mae, Inc. (a)	93	8,696
Everbridge, Inc. (a)	46	1,485
Fair Isaac Corp.	82	14,158
Forescout Technologies, Inc. (a)	16	487
Glu Mobile, Inc. (a)	290	1,085
HubSpot, Inc. (a)	93	9,026
Imperva, Inc. (a)	95	4,156
Majesco (a)	20	116
MicroStrategy, Inc. Class A (a)	26	3,581
Mitek Systems, Inc. (a)	80	624
MobileIron, Inc. (a)	161	725
Model N, Inc. (a)	64	957
Monotype Imaging Holdings, Inc.	117	2,802
Park City Group, Inc. (a)	35	303
Paycom Software, Inc. (a)	136	12,463
Paylocity Holding Corp. (a)	74	3,869
Pegasystems, Inc.	102	5,187
Progress Software Corp.	131	6,528
Proofpoint, Inc. (a)	119	12,140
PROS Holdings, Inc. (a)	75	2,178
QAD, Inc. Class A	27	1,164
Qualys, Inc. (a)	88	5,500
Rapid7, Inc. (a)	61	1,463
RealNetworks, Inc. (a)	59	183
RealPage, Inc. (a)	161	8,010
RingCentral, Inc. (a)	179	9,720
Rosetta Stone, Inc. (a)	43	550
SendGrid, Inc. (a)	21	472
Synchronoss Technologies, Inc. (a)	118	949
TeleNav, Inc. (a)	87	492
The Rubicon Project, Inc. (a)	123	236
TiVo Corp.	327	4,562
Upland Software, Inc. (a)	23	532
Varonis Systems, Inc. (a)	55	2,987
Vasco Data Security International, Inc. (a)	87	1,253
Verint Systems, Inc. (a)	174	7,265
VirnetX Holding Corp. (a)	142	490
Workiva, Inc. (a)	74	1,650
Zendesk, Inc. (a)	273	10,516
Zix Corp. (a)	137	580
		220,784
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)	306	3,133
Avid Technology, Inc. (a)	91	491
Cray, Inc. (a)	110	2,668
Diebold Nixdorf, Inc.	205	3,782
Eastman Kodak Co. (a)	43	342
Electronics for Imaging, Inc. (a)	126	3,684
Immersion Corp. (a)	78	810
Intevac, Inc. (a)	49	333
Pure Storage, Inc. Class A (a)	264	5,317
Quantum Corp. (a)	80	495
Stratasys Ltd. (a)	140	2,995
Super Micro Computer, Inc. (a)	107	2,442
U.S.A. Technologies, Inc. (a)	140	1,183
		27,675

TOTAL INFORMATION TECHNOLOGY		989,308

MATERIALS - 4.5%
Chemicals - 2.1%
A. Schulman, Inc.	80	3,120
Advanced Emissions Solutions, Inc.	60	484
AdvanSix, Inc. (a)	81	3,196
AgroFresh Solutions, Inc. (a)	65	490
American Vanguard Corp.	78	1,650
Balchem Corp.	87	6,873
Calgon Carbon Corp.	141	3,010
Chase Corp.	20	2,247
Codexis, Inc. (a)	112	963
Core Molding Technologies, Inc.	21	437
Ferro Corp. (a)	228	5,363
Flotek Industries, Inc. (a)	156	858
FutureFuel Corp.	66	884
H.B. Fuller Co.	138	7,155
Hawkins, Inc.	25	883
Ingevity Corp. (a)	117	8,488
Innophos Holdings, Inc.	54	2,499
Innospec, Inc.	65	4,667
Intrepid Potash, Inc. (a)	259	1,008
KMG Chemicals, Inc.	35	2,126
Koppers Holdings, Inc. (a)	57	2,611
Kraton Performance Polymers, Inc. (a)	82	4,121
Kronos Worldwide, Inc.	61	1,674
LSB Industries, Inc. (a)	57	484
Minerals Technologies, Inc.	96	7,214
OMNOVA Solutions, Inc. (a)	124	1,364
PolyOne Corp.	222	9,648
PQ Group Holdings, Inc.	82	1,340
Quaker Chemical Corp.	36	5,540
Rayonier Advanced Materials, Inc.	116	2,195
Sensient Technologies Corp.	122	8,766
Stepan Co.	55	4,313
Trecora Resources (a)	58	771
Tredegar Corp.	75	1,376
Trinseo SA	122	10,059
Tronox Ltd. Class A	245	4,809
Valhi, Inc.	73	423
		123,109
Construction Materials - 0.3%
Forterra, Inc. (a)	54	375
Foundation Building Materials, Inc.	39	578
Summit Materials, Inc.	304	9,713
U.S. Concrete, Inc. (a)	44	3,425
United States Lime & Minerals, Inc.	5	384
		14,475
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	71	4,198
Class B	15	955
Myers Industries, Inc.	63	1,323
UFP Technologies, Inc. (a)	17	496
		6,972
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)	861	4,357
Allegheny Technologies, Inc. (a)	345	9,301
Ampco-Pittsburgh Corp.	25	340
Atkore International Group, Inc. (a)	93	2,174
Carpenter Technology Corp.	127	6,528
Century Aluminum Co. (a)	135	3,004
Cliffs Natural Resources, Inc. (a)	817	5,596
Coeur d'Alene Mines Corp. (a)	504	4,052
Commercial Metals Co.	318	7,645
Compass Minerals International, Inc.	93	6,780
Gold Resource Corp.	150	678
Haynes International, Inc.	36	1,289
Hecla Mining Co.	1,073	4,120
Kaiser Aluminum Corp.	45	4,961
Klondex Mines Ltd. (a)	513	1,129
Materion Corp.	55	2,734
Olympic Steel, Inc.	25	583
Ryerson Holding Corp. (a)	44	440
Schnitzer Steel Industries, Inc. Class A	74	2,531
SunCoke Energy, Inc. (a)	180	1,998
TimkenSteel Corp. (a)	108	1,749
Worthington Industries, Inc.	122	5,705
		77,694
Paper & Forest Products - 0.7%
Boise Cascade Co.	105	4,667
Clearwater Paper Corp. (a)	44	2,070
Deltic Timber Corp.	30	2,836
Kapstone Paper & Packaging Corp.	238	8,244
Louisiana-Pacific Corp. (a)	401	11,874
Neenah, Inc.	46	4,163
P.H. Glatfelter Co.	118	2,756
Schweitzer-Mauduit International, Inc.	83	3,758
Verso Corp. (a)	93	1,494
		41,862

TOTAL MATERIALS		264,112

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust (SBI)	225	5,526
Agree Realty Corp.	78	3,755
Alexander & Baldwin, Inc.	187	4,959
Alexanders, Inc.	6	2,180
Altisource Residential Corp. Class B	142	1,563
American Assets Trust, Inc.	108	3,808
Armada Hoffler Properties, Inc.	127	1,828
Ashford Hospitality Prime, Inc.	74	667
Ashford Hospitality Trust, Inc.	220	1,417
Bluerock Residential Growth (REIT), Inc.	62	520
CareTrust (REIT), Inc.	210	3,337
CatchMark Timber Trust, Inc.	125	1,646
CBL & Associates Properties, Inc.	471	2,619
Cedar Realty Trust, Inc.	233	1,191
Chatham Lodging Trust	125	2,800
Chesapeake Lodging Trust	159	4,352
City Office REIT, Inc.	81	946
Clipper Realty, Inc.	45	425
Community Healthcare Trust, Inc.	49	1,305
CorEnergy Infrastructure Trust, Inc.	34	1,303
Cousins Properties, Inc.	1,152	10,368
DiamondRock Hospitality Co.	544	6,397
Easterly Government Properties, Inc.	118	2,458
EastGroup Properties, Inc.	92	7,987
Education Realty Trust, Inc.	207	6,837
Farmland Partners, Inc.	86	701
First Industrial Realty Trust, Inc.	326	10,060
Four Corners Property Trust, Inc.	166	3,918
Franklin Street Properties Corp.	274	2,778
Getty Realty Corp.	88	2,309
Gladstone Commercial Corp.	79	1,501
Global Medical REIT, Inc.	47	377
Global Net Lease, Inc.	189	3,466
Government Properties Income Trust	261	4,479
Gramercy Property Trust	438	11,055
Healthcare Realty Trust, Inc.	337	10,066
Hersha Hospitality Trust	109	2,022
Independence Realty Trust, Inc.	237	2,178
InfraReit, Inc.	120	2,278
Investors Real Estate Trust	348	1,973
iStar Financial, Inc. (a)	184	1,941
Jernigan Capital, Inc.	37	656
Kite Realty Group Trust	221	3,726
LaSalle Hotel Properties (SBI)	311	9,498
Lexington Corporate Properties Trust	583	5,259
LTC Properties, Inc.	106	4,344
Mack-Cali Realty Corp.	244	4,897
MedEquities Realty Trust, Inc.	76	830
Monmouth Real Estate Investment Corp. Class A	199	3,401
National Health Investors, Inc.	110	7,758
National Storage Affiliates Trust	124	3,146
New Senior Investment Group, Inc.	236	1,808
NexPoint Residential Trust, Inc.	49	1,299
NorthStar Realty Europe Corp.	155	1,849
One Liberty Properties, Inc.	45	1,100
Pebblebrook Hotel Trust	188	7,332
Pennsylvania Real Estate Investment Trust (SBI)	193	2,154
Physicians Realty Trust	490	7,987
Potlatch Corp.	112	5,925
Preferred Apartment Communities, Inc. Class A	102	1,700
PS Business Parks, Inc.	54	6,594
QTS Realty Trust, Inc. Class A	134	6,673
Quality Care Properties, Inc. (a)	264	3,564
RAIT Financial Trust	200	128
Ramco-Gershenson Properties Trust (SBI)	221	2,922
Retail Opportunity Investments Corp.	292	5,364
Rexford Industrial Realty, Inc.	210	6,235
RLJ Lodging Trust	465	10,751
Ryman Hospitality Properties, Inc.	121	9,263
Sabra Health Care REIT, Inc.	484	8,760
Safety Income and Growth, Inc.	27	475
Saul Centers, Inc.	33	1,806
Select Income REIT	176	3,935
Seritage Growth Properties	69	2,843
Stag Industrial, Inc.	258	6,533
Summit Hotel Properties, Inc.	289	4,477
Sunstone Hotel Investors, Inc.	618	10,413
Terreno Realty Corp.	145	5,162
The GEO Group, Inc.	334	7,532
TIER REIT, Inc.	135	2,620
UMH Properties, Inc.	91	1,218
Universal Health Realty Income Trust (SBI)	36	2,396
Urban Edge Properties	281	6,570
Urstadt Biddle Properties, Inc. Class A	85	1,651
Washington REIT (SBI)	214	6,133
Whitestone REIT Class B	107	1,406
WP Glimcher, Inc.	522	3,435
Xenia Hotels & Resorts, Inc.	293	6,505
		351,329
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	29	812
Consolidated-Tomoka Land Co.	11	728
Forestar Group, Inc. (a)	31	756
FRP Holdings, Inc. (a)	17	849
HFF, Inc.	102	5,019
Kennedy-Wilson Holdings, Inc.	330	5,858
Marcus & Millichap, Inc. (a)	45	1,469
Maui Land & Pineapple, Inc. (a)	17	234
RE/MAX Holdings, Inc.	50	2,468
Redfin Corp.	31	629
Stratus Properties, Inc.	14	428
Tejon Ranch Co. (a)	49	1,069
The St. Joe Co. (a)	124	2,331
Transcontinental Realty Investors, Inc. (a)	6	196
Trinity Place Holdings, Inc. (a)	48	324
		23,170

TOTAL REAL ESTATE		374,499

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
Atlantic Tele-Network, Inc.	30	1,781
Cincinnati Bell, Inc. (a)	119	2,053
Cogent Communications Group, Inc.	113	5,096
Consolidated Communications Holdings, Inc.	177	2,204
Frontier Communications Corp.	212	1,736
General Communications, Inc. Class A (a)	72	3,019
Globalstar, Inc. (a)	1,597	1,677
Hawaiian Telcom Holdco, Inc. (a)	16	459
IDT Corp. Class B	47	511
Intelsat SA (a)	94	264
Iridium Communications, Inc. (a)	234	2,972
Ooma, Inc. (a)	47	482
ORBCOMM, Inc. (a)	182	2,091
PDVWireless, Inc. (a)	25	860
Straight Path Communications, Inc. Class B (a)	27	4,928
Vonage Holdings Corp. (a)	564	6,311
WideOpenWest, Inc.	56	573
Windstream Holdings, Inc.	481	794
		37,811
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	107	2,595
Shenandoah Telecommunications Co.	126	4,284
Spok Holdings, Inc.	51	796
		7,675

TOTAL TELECOMMUNICATION SERVICES		45,486

UTILITIES - 3.3%
Electric Utilities - 1.0%
Allete, Inc.	141	10,214
El Paso Electric Co.	112	5,846
Genie Energy Ltd. Class B	40	175
IDACORP, Inc.	138	11,907
MGE Energy, Inc.	96	5,741
Otter Tail Corp.	107	4,558
PNM Resources, Inc.	220	8,382
Portland General Electric Co.	247	10,460
Spark Energy, Inc. Class A,	28	277
		57,560
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	43	3,161
New Jersey Resources Corp.	236	9,157
Northwest Natural Gas Co.	78	4,473
ONE Gas, Inc.	144	10,200
RGC Resources, Inc.	18	439
South Jersey Industries, Inc.	218	6,418
Southwest Gas Holdings, Inc.	131	9,639
Spire, Inc.	129	8,579
WGL Holdings, Inc.	141	11,875
		63,941
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp. (a)	293	627
Dynegy, Inc. (a)	297	3,718
NRG Yield, Inc.:
Class A	117	2,203
Class C	161	3,043
Ormat Technologies, Inc.	110	7,709
Pattern Energy Group, Inc.	219	4,516
Terraform Power, Inc.	129	1,406
		23,222
Multi-Utilities - 0.4%
Avista Corp.	176	8,863
Black Hills Corp.	147	8,166
NorthWestern Energy Corp.	134	7,282
Unitil Corp.	40	1,768
		26,079
Water Utilities - 0.4%
American States Water Co.	99	5,467
AquaVenture Holdings Ltd. (a)	31	472
Artesian Resources Corp. Class A	20	744
Cadiz, Inc. (a)	59	858
California Water Service Group	131	5,332
Connecticut Water Service, Inc.	34	1,804
Consolidated Water Co., Inc.	43	576
Global Water Resources, Inc.	33	294
Middlesex Water Co.	46	1,732
Pure Cycle Corp. (a)	49	424
Select Energy Services, Inc. Class A	75	1,344
SJW Corp.	46	2,753
York Water Co.	34	1,076
		22,876

TOTAL UTILITIES		193,678

TOTAL COMMON STOCKS
(Cost $5,458,136)		5,914,399
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,458,136)		5,914,399
NET OTHER ASSETS (LIABILITIES) - 0.0%		(386)
NET ASSETS - 100%		$5,914,013

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$201
Total	$201

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018